As filed with the Securities and Exchange Commission on May 28, 2010.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No.  53
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No.  54

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX  78288
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

Christopher P. Laia, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX  78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

___ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_X _ on (August 1, 2010) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exhibit Index Page 638

Part A

Prospectus for the
Growth & Income Fund, Income Fund, Short-Term Bond Fund, Science & Technology Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Value Fund

Adviser Shares Class

Included herein

[Missing graphic]

PROSPECTUS
USAA ADVISER SHARES
AUGUST 1, 2010

Growth & Income Fund
High-Yield Opportunities Fund
Income Fund
Intermediate-Term Bond Fund
Science & Technology Fund
Short-Term Bond Fund
Value Fund

The Funds listed in this propsectus are available for purchase generally through financial intermediaries by investors who seek advice from them.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Growth & Income Fund
Investment Objective	x
Fees and Expenses	x
Principal Investment Strategy	x
Principal Risks	x
Performance	x
Investment Adviser	x
Subadvisers	x
Portfolio Managers	x
Purchase and Sale of Fund Shares	x
Tax Information	x
Payments to Broker-Dealers and Other Financial Intermediaries	x
High-Yield Opportunities Fund
Investment Objective	x
Fees and Expenses	x
Principal Investment Strategy	x
Principal Risks	x
Performance	x
Investment Adviser	x
Portfolio Managers	x
Purchase and Sale of Fund Shares	x
Tax Information	x
Payments to Broker-Dealers and Other Financial Intermediaries	xx
Income Fund
Investment Objective	xx
Fees and Expenses	xx
Principal Investment Strategy	xx
Principal Risks	xx
Performance	xx
Investment Adviser	xx
Portfolio Manager	xx
Purchase and Sale of Fund Shares	xx
Tax Information	xx
Payments to Broker-Dealers and Other Financial Intermediaries	xx
Intermediate-Term Bond Fund
Investment Objective	xx
Fees and Expenses	xx
Principal Investment Strategy	xx
Principal Risks	xx
Performance	xx
Investment Adviser	xx
Portfolio Managers	xx
Purchase and Sale of Fund Shares	xx
Tax Information	xx
Payments to Broker-Dealers and Other Financial Intermediaries	xx
Science & Technology Fund
Investment Objective	xx

	Fees and Expenses	xx
	Principal Investment Strategy	xx
	Principal Risks	xx
	Performance	xx
	Investment Adviser	xx
	Subadviser	xx
	Portfolio Managers	xx
	Purchase and Sale of Fund Shares	xx
	Tax Information	xx
	Payments to Broker-Dealers and Other Financial Intermediaries	xx
Short-Term Bond Fund
	Investment Objective	xx
	Fees and Expenses	xx
	Principal Investment Strategy	xx
	Principal Risks	xx
	Performance	xx
	Investment Adviser	xx
	Portfolio Managers	xx
	Purchase and Sale of Fund Shares	xx
	Tax Information	xx
	Payments to Broker-Dealers and Other Financial Intermediaries	xx
Value Fund
	Investment Objective	xx
	Fees and Expenses	xx
	Principal Investment Strategy	xx
	Principal Risks	xx
	Performance	xx
	Investment Adviser	xx
	Subadviser	xx
	Portfolio Managers	xx
	Purchase and Sale of Fund Shares	xx
	Tax Information	xx
	Payments to Broker-Dealers and Other Financial Intermediaries	xx
Additional Fund Information		xx
	Growth & Income Fund	xx
	High-Yield Opportunities Fund	xx
	Income Fund	xx
	Intermediate-Term Bond Fund	xx
	Science & Technology Fund	xx
	Short-Term bond Fund	xx
	Value Fund	xx
Risks		xx
Portfolio Holdings		xx
Management and Advisory Services		xx
Portfolio Managers		xx
Purchases, Redemptions, and Exchanges		xx
Other Important Information about Purchases and Redemptions		xx
Multiple Class Information		xx
Shareholder Information		xx
Financial Highlights		xx

INVESTMENT OBJECTIVE

The USAA Growth & Income Fund (the Fund) has an investment objective of capital growth and a secondary investment objective of current income. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Adviser Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.56%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.60% by 0.04% for the fiscal year ended July 31, 2009.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

2 | USAA Growth & Income Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. Although the Fund will invest primarily in U.S. securities, it may invest to a limited extent in foreign securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund is invested in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

Prospectus | 3

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	32.27%
2008	-41.46%
2007	9.49%
2006	9.55%
2005	6.89%
2004	10.63%
2003	29.22%
2002	-21.27%
2001	-6.13%
2000	2.99%

SIX-MONTH YTD TOTAL RETURN
.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
16.13% 2nd Qtr. 2003	–25.36% 4th Qtr. 2008

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

4 | USAA Growth & Income Fund

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price and total return information.

Prospectus | 5

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	6/1/1993
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Russell 3000® Index (reflects
no deduction for fees, expenses,
or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Multi-Cap Core Funds
Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

SUBADVISERS

Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS)

Loomis, Sayles & Company, L.P. (Loomis Sayles)

UBS Global Asset Management (Americas) Inc. (UBS)

Wellington Management Company, LLP (Wellington Management)

6 | USAA Growth & Income Fund

PORTFOLIO MANAGERS

■     BHMS

Mark Giambrone, CPA, has over 15 years of investment management experience and has managed the Fund since March 2006.

Timothy J. Culler, CFA, has over 23 years of investment management experience and has managed the Fund since March 2006.

James P. Barrow, one of the founders of the firm in 1979, has managed the Fund since March 2006.

Ray Nixon, Jr., has over 30 years of investment management experience and has managed the Fund since March 2006.

Robert J. Chambers, CFA, has over 35 years of investment management experience and has managed the Fund since March 2006.

■     Loomis Sayles

Mark B. Baribeau, CFA, a vice president of Loomis Sayles, has managed the Fund since March 2006.

Pamela N. Czekanski, CFA, a vice president of Loomis Sayles, has managed the Fund since March 2006.

Richard Skaggs, CFA, a vice president of Loomis Sayles, has managed the Fund since March 2006.

■     UBS

Thomas M. Cole is Head of North American Equities, Research Director for North American Equities, and a managing director at UBS Global Asset Management. He has been a portfolio manager of the Fund since July 2007.

John C. Leonard is Global Head of Equities and a member of the UBS Group Managing Board. He has been a portfolio manager of the Fund since July 2007.

Thomas J. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a managing director of UBS Global Asset Management. He has been a portfolio manager of the Fund since July 2007.

Prospectus | 7

■     Wellington Management

Matthew E. Megargel, CFA, senior vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager of the Fund since June 2002.

Francis J. Boggan, CFA, senior vice president and equity portfolio manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since June 2002.

Jeffrey L. Kripke, vice president and equity portfolio manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since June 2002.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

8 | USAA Growth & Income Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 9

INVESTMENT OBJECTIVE

The USAA High-Yield Opportunities Fund (the Fund) has an investment objective to provide an attractive total return primarily through high current income and secondarily through capital appreciation. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares. In addition, a 1% fee applies if you redeem your Adviser Shares within 180 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 180 days or more are not subject to the 1% fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.51%(a)
Distribution and\or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Acquired Fund Fees and Expenses	.01%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.50% by 0.01% for the fiscal year ended July 31, 2009.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5%

10 | USAA High Yield Opportunities Fund

annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to normally invest at least 80% of the Fund’s assets in high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, or preferred stocks. This 80% policy may be changed upon at least 60 days’ notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities vary-

Prospectus | 11

ing from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or losses to the Fund.

Liquidity risk is the risk that a fund’s investment may not be able to sell at its ascribed value within seven days in the ordinary course of business.

The Fund also is subject to the possibility that prepayments of mortgage-backed securities in the Fund’s portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true. In addition, when

12 | USAA High Yield Opportunities  Fund

mortgage rates are at record lows, there is real risk that these low coupon mortgages may never prepay because homeowners tend to not refinance. Therefore, these mortgages may extend to be very long and hence more sensitive to interest rates than mortgages have been in the past. This extension risk can be described as the opposite of prepayment risk.

Because this Fund may invest in stocks, it is subject to stock market risk, which is the possibility that the value of the Fund’s investments in stocks will decline regardless of the success or failure of a company’s operations. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. In addition, to the degree the Fund is invested in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund also is subject to the possibility of legislative risk which is a risk that new government policies may affect mortgages in the future in ways we do not know since there is no historical data.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 13

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31
*Fund began operations on August 2, 1999

CALENDER YEAR	TOTAL RETURN
2009	54.21%
2008	-28.09%
2007	1.27%
2006	11.00%
2005	3.30%
2004	10.57%
2003	26.52%
2002	-4.66%
2001	7.83%
2000*	-1.96%

SIX-MONTH YTD TOTAL RETURN
x.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
16.85% 2nd Qtr. 2003	–17.02% 4th Qtr. 2008

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold

14 | USAA High Yield Opportunities  Fund

your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	8/2/1999
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on
Distributions and Sale of
Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Credit Suisse High Yield Index
(reflects no deduction for fees,
expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper High Current Yield Bond
Funds Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

R. Matthew Freund, CFA, senior vice president of investment portfolio management, has managed the Fund since its inception in August 1999.

Prospectus | 15

Julianne Bass, CFA, assistant vice president and portfolio manager, has co-managed the Fund since January 2007.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | USAA High Yield Opportunities  Fund

INVESTMENT OBJECTIVE

The USAA Income Fund (the Fund) has an investment objective of maximum current income without undue risk to principal. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.29%(a)
Distribution and Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.24% by 0.05% for the fiscal year ended May 31, 2009.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

Prospectus | 17

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The possibility that the value of the Fund’s investments will fluctuate because of changes in interest rates. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities vary-

18 | USAA  Income Fund

ing from the highest quality to very speculative have some degree of credit risk.

In addition, certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on re-sale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It is also possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may adversely impact valuation of such securities and the Fund’s net asset value (NAV), especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

The Fund is subject to U.S. Government Sponsored Enterprises (GSEs) Risk. While mortgage-backed securities and other securities issued by certain GSEs, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. govern-

Prospectus | 19

ment to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

Investing in real estate investment trusts (REITs) may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt and preferred securities of REITs, the Fund also is subject to credit risk.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

20 | USAA Income Fund

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	19.74%
2008	-5.04%
2007	5.03%
2006	4.16%
2005	2.96%
2004	4.52%
2003	4.91%
2002	8.63%
2001	7.58%
2000	13.34%

SIX-MONTH YTD TOTAL RETURN
X.XX% (6/30/10)

BEST QUARTER*	WORST QUARTER*
4.38% 3rd Qtr. 2002	–3.62% 4th Qtr. 2008

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual

Prospectus | 21

retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■

For The Periods Ended December 31, 2009
Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	3/4/1974
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on
Distributions and Sale of
Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays U.S. Aggregate
Bond Index (reflects no
deduction for fees, expenses,
or taxes)	x.xx%	x.xx%	x.xx%	N/A

Lipper A Rated Bond Funds
Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%	N/A

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since February 2000.

22 | USAA  Income Fund

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 23

INVESTMENT OBJECTIVE

The USAA Intermediate-Term Bond Fund (the Fund) has an investment objective of high current income without undue risk to principal. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.27%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.32% by 0.05% for the fiscal year ended May 31, 2009.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

24 | USAA Intermediate-Term Bond Fund

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to normally invest at least 80% of the Fund’s assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The debt securities in the Fund’s portfolio are subject to credit risk. The Fund accepts some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to the very speculative have some degree of credit risk.

The Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its

Prospectus | 25

maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

Liquidity risk is the risk that a fund’s investment may not be able to sell at its ascribed value within seven days in the ordinary course of business.

The Fund also is subject to the possibility that prepayments of mortgage-backed securities in the Fund’s portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true. In addition, when mortgage rates are at record lows, there is real risk that these low coupon mortgages may never prepay because homeowners tend to not refinance. Therefore, these mortgages may extend to be very long and hence more sensitive to interest rates than mortgages have been in the past. This extension risk can be described as the opposite of prepayment risk.

26 | USAA Intermediate-Term Bond Fund

While mortgage-backed securities and other securities issued by certain Government Sponsored Enterprises (GSEs), such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund also is subject to the possibility of legislative risk which is a risk that new government policies may affect mortgages in the future in ways we do not know since there is no historical data.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 27

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31
*Fund began operations on August 2, 1999

CALENDER YEAR	TOTAL RETURN
2009	30.86%
2008	-15.50%
2007	3.84%
2006	4.70%
2005	2.70%
2004	3.94%
2003	7.59%
2002	5.76%
2001	8.39%
2000*	9.01%

SIX-MONTH YTD TOTAL RETURN
X.XX% (6/30/10)

BEST QUARTER*	WORST QUARTER*
5.12% 3rd Qtr. 2001	-9.72% 4th Qtr. 2008

  * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an indi-

28 | USAA Intermediate-Term Bond Fund

vidual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	8/2/1999
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on
Distributions and Sale of
Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays U.S. Aggregate Bond
Index (reflects no deduction for
fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Intermediate Investment
Grade Funds Index
(reflects no deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

R. Matthew Freund, CFA, senior vice president of investment portfolio management, has managed the Fund since May 2000.

Prospectus | 29

Julianne Bass, CFA, assistant vice president and portfolio manager, has co-managed the Fund since January 2007.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30 | USAA Intermediate-Term Bond Fund

INVESTMENT OBJECTIVE

The USAA Science & Technology Fund (the Fund) has an investment objective of long-term capital appreciation. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.73%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.75% by 0.02% for the fiscal year ended May 31, 2009.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

Prospectus | 31

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal strategy is to normally invest at least 80% of the Fund’s assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days’ notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund is invested in foreign securities, there is possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and

32 | USAA Science & Technology Fund

disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The possibility that the Fund’s investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund’s portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 33

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	50.75%
2008	-43.27%
2007	11.57%
2006	9.66%
2005	11.16%
2004	3.15%
2003	52.99%
2002	-38.63%
2001	-38.92%
2000	-16.66%

SIX-MONTH YTD TOTAL RETURN
X.XX% (6/30/10)

BEST QUARTER*	WORST QUARTER*
34.75% 4th Qtr. 2001	-37.99% 3rd Qtr. 2001

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual

34| USAA Science & Technology Fund

retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price and total return information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	8/1/1997
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Science & Technology
Funds Index (reflects no
deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

SUBADVISER

Wellington Management Company, LLP (Wellington Management)

Prospectus | 35

PORTFOLIO MANAGERS

Ann C. Gallo, senior vice president and global industry analyst of Wellington Management, has been involved in portfolio management and securities analysis for the science portion of the Fund since July 2008.

John F. Averill, CFA, senior vice president and global industry analyst of Wellington Management, has been involved in portfolio management and securities analysis for the technology portion of the Fund since June 2002.

Nicolas B. Boullet, vice president and global industry analyst of Wellington Management, has been involved in portfolio management and securities analysis for the technology portion of the Fund since February 2008.

Bruce L. Glazer, senior vice president and global industry analyst of Wellington Management, has been involved in portfolio management and securities analysis for the technology portion of the Fund since June 2002.

Anita M. Killian, CFA, senior vice president and global industry analyst of Wellington Management, has been involved in portfolio management and securities analysis for the technology portion of the Fund since June 2002.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

36 USAA Science & Technology Fund

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 37

INVESTMENT OBJECTIVE

The USAA Short-Term Bond Fund (the Fund) has an investment objective of high current income consistent with preservation of principal. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.29%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses (b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.24% by 0.0x% for the most recent fiscal year ended May 31, 2010.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

38 | USAA Short-Term Bond Fund

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to normally invest at least 80% of the Fund’s assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The debt securities in the Fund’s portfolio are subject to credit risk. The Fund accepts some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to the very speculative have some degree of credit risk.

The Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its

Prospectus | 39

sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or losses to the Fund.

Liquidity risk is the risk that a fund’s investment may not be able to sell at its ascribed value within seven days in the ordinary course of business.

The Fund is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

The Fund also is subject to the possibility that prepayments of mortgage-backed securities in the Fund’s portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true. In addition, when mortgage rates are at record lows, there is real risk that these low coupon mortgages may never prepay because homeowners tend to not refinance. Therefore, these mortgages may extend to be very long and

40 | USAA Short-Term Bond Fund

hence more sensitive to interest rates than mortgages have been in the past. This extension risk can be described as the opposite of prepayment risk.

While mortgage-backed securities and other securities issued by certain Government Sponsored Enterprises (GSEs), such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

The Fund also is subject to the possibility of legislative risk which is a risk that new government policies may affect mortgages in the future in ways we do not know since there is no historical data.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 41

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	14.05%
2008	-2.56%
2007	5.77%
2006	4.71%
2005	2.29%
2004	1.88%
2003	4.25%
2002	-0.12%
2001	5.07%
2000	7.12%

SIX-MONTH YTD TOTAL RETURN
X.XX% (6/30/10)

BEST QUARTER**	WORST QUARTER**
3.30% 3rd Qtr. 2001	-3.11% 4th Qtr. 2001

** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual

42 | USAA Short-Term Bond Fund

retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	6/1/1993
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays 1-3 Government/
Credit Index (reflects no
deduction for fees, expenses,
or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Short Investment Grade
Bond Funds Index (reflects no
deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

R. Matthew Freund, CFA, senior vice president of investment portfolio management, has managed the Fund since May 2002.

Prospectus | 43

Julianne Bass, CFA, assistant vice president and portfolio manager, has co-managed the Fund since January 2007.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44 | USAA Short-Term Bond Fund

INVESTMENT OBJECTIVE

The USAA Value Fund (the Fund) has an investment objective of long-term growth of capital. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.78%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.75% by 0.03% for the fiscal year ended May 31, 2009.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

Prospectus | 45

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets primarily in equity securities of companies that are considered to be undervalued. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended  periods, regardless of the success or failure of a company’s operations.  Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund is invested in foreign securities, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

46 | USAA Value Fund

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year since inception. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31
*Fund began operations on August 3, 2001.

CALENDER YEAR	TOTAL RETURN
2009	30.75%
2008	-36.08%
2007	1.29%
2006	16.63%
2005	8.28%
2004	18.69%
2003	27.55%
2002*	-18.31%

SIX-MONTH YTD TOTAL RETURN
X.XX% (6/30/10)

BEST QUARTER*	WORST QUARTER*
18.14% 3rd Qtr. 2009	–20.48% 4th Qtr. 2008

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Prospectus | 47

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

48 | USAA Value  Fund

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Inception
	1 Year	5 Years	8/3/2001
Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions
and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Russell 3000® Index (reflects no
deduction for fees, expenses,
or taxes)	x.xx%	x.xx%	x.xx%

Lipper Multi-Cap Value Funds
Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

SUBADVISER

Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS)

PORTFOLIO MANAGERS

James P. Barrow, one of the founders of the firm in 1979, has managed investment portfolios since 1963 and has managed the Fund since July 2004.

Ray Nixon, Jr., joined BHMS as a principal in June 1994. He has managed the Fund since July 2004.

Robert J. Chambers, CFA, joined BHMS as a principal in August 1994. He has managed the Fund since July 2004.

Timothy J. Culler, CFA, joined BHMS as a principal in April 1999. He has managed the Fund since July 2004.

Prospectus | 49

Mark Giambrone, CPA, joined BHMS in December 1998 and became a principal in 2000. He has managed the Fund since July 2004.

James S. McClure, CFA, joined BHMS as a principal in July 1995. He has managed the Fund since July 2004.

John P. Harloe, CFA, joined BHMS as a principal in July 1995. He has managed the Fund since July 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

50 | USAA Value  Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 51

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

ADDITIONAL FUND INFORMATION

GROWTH & INCOME FUND

■     What is the Fund’s investment objective?

The Fund’s investment objective is capital growth with a secondary investment objective of current income. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to invest its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. The assessment of potential return is based on an analysis of earnings and earnings growth, relative value, and company management. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, and real estate investment trusts (REITs).

In addition to the principal investment strategy discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent or if the value of the short-term investments acquired with cash collateral from the loan is less than the amount of cash collateral required to be returned to the borrower.

■     Are there any restrictions as to the types of investments in which the Fund’s assets may be invested?

The Fund’s investment in convertible securities will be limited to 5% of the value of the Fund’s net assets at the time these securities are purchased. The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

52 | USAA Funds

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may cause the Fund to not be able to achieve its investment objectives during the time it is in this temporary defensive posture.

■     May the Fund’s assets be invested in foreign securities?

Yes. While most of the Fund’s assets will be invested in U.S. securities, up to 20% of the Fund’s total assets may be invested in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

In addition to companies organized in the United States, a U.S. company includes any company organized outside of the United States but which (a) is included in an index tracking the performance of a U.S. securities market; (b) has its headquarters or principal location of operations in the United States; (c) has its primary listing on a securities exchange or market in the United States; or (d) derives a majority of revenues in the United States.

■     How are the decisions to buy and sell securities made?

Wellington Management

The dominant component of Wellington Management’s approach is proprietary fundamental research and bottom-up stock selection. Overall, Wellington Management seeks the best combination of four key variables in our investments: sustainable competitive advantage; above-average profitability and free cash flow generation relative to peers; sustainable organic revenue growth and earnings per share (EPS) gains; and attractive valuations.

Each stock held by the Fund is continually monitored to ensure its fundamental attractiveness. Stocks will be considered for sale from the portfolio when they exhibit a decreasing trend in earnings growth, when the downside risk equals the upside potential, or when the stock reaches Wellington Management’s target valuation.

Loomis Sayles

The Loomis Sayles multi-cap growth investment process is driven by fundamental, bottom-up (i.e., stock specific) analysis of individual companies focusing on management, earnings, and valuation. When deciding to purchase a stock, the portfolio management team looks at a number of different quantitative screens, including a company’s

Prospectus | 53

long-term earnings growth rate, upward revisions to earnings estimates, accelerating or above-average revenue growth, and expanding economic profit. The team also analyzes each company’s qualitative characteristics including whether the company has market-leading products, technology, or services, and whether the company operates in a high-growth market. Additional qualitative factors may include product leadership, franchise value, barriers to entry, low-cost distribution, patent protection, and outstanding management with a demonstrated record of success, and a shareholder orientation.

The team seeks opportunities to invest when it believes that stocks that meet its fundamental criteria are attractively priced. The decision to purchase, modify the weighting, or sell a security is made on a team basis and is unanimous.

When deciding to sell a stock, the portfolio management team looks at a number of factors, including a company’s failure to realize a positive catalyst, deceleration of quarterly sales or earnings, changes in management or management structure, weakening of competitive position, earnings disappointments, aggressive or controversial accounting, and acquisitions or capital investments that the team feels do not make sense. Furthermore, if there is a decline in the stock price of 25% from its original cost, the company will undergo additional review. The holding may be trimmed or eliminated following this process, depending on the reasons for the stock price decline, although this review does not necessitate a sale.

BHMS

BHMS’ approach to the equity market is based on the underlying philosophy that markets are inefficient. BHMS believes that these inefficiencies can best be exploited through adherence to an active, value-oriented investment process dedicated to the selection of securities on a bottom-up basis. BHMS utilizes a consistent, disciplined process to identify companies it believes to be undervalued and temporarily out of favor. The firm strives to stay fully invested with a defensive, conservative orientation based on the belief that superior returns can be achieved while taking below-average risks. BHMS is a patient, long-term investor, and views short-term disappointments and resulting price declines as opportunities to profit in high-quality or improving businesses. BHMS intends for the Fund to reflect all three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market.

54 | USAA Funds

When BHMS believes a stock has lost its value characteristics or has met valuation targets, it liquidates the security. BHMS does not try to judge when the holding might reach a speculative level of overvaluation.

UBS

In selecting securities, UBS focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is UBS’s assessment of what a security is worth. UBS will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, UBS bases its estimates of value upon economic, industry, and company analysis, as well as upon a company’s management team, competitive advantage, and core competencies. UBS then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

HIGH-YIELD OPPORTUNITIES FUND

■     What is the Fund’s investment objective?

The Fund’s investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds, convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities.

The Fund may invest the remainder of its assets in equity securities, defaulted securities, non-dollar-denominated foreign securities, trade claims, and certain derivatives, such as futures and options.

The Fund also may purchase exchange-traded funds (ETFs), which are, with a few exceptions, open-end investment companies that trade on exchanges throughout the day.

Prospectus | 55

The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may cause the Fund to not be able to achieve its investment objective during the time it is in this temporary defensive posture.

The Fund may purchase and sell securities without regard to the length of time held. The Fund’s portfolio turnover rate will vary from year to year, depending on market conditions, and it may exceed 100%. A high turnover rate increases transaction costs and may increase taxable capital gain distributions, which may affect Fund performance adversely.

In addition to the principal investment strategy discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent.

■      What are considered high-yield securities?

We consider high-yield securities to include a broad range of securities that produce high current income. Although the Fund has no limits on the credit quality and maturity of its investments, we generally will invest the Fund’s assets in debt securities rated below the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated). These “non-investment-grade” or “high-yield” securities are considered speculative and are subject to significant credit risk. They are also sometimes referred to as “junk” because they are believed to represent a greater risk of default than more creditworthy “investment-grade” securities.

High-yield securities may be issued by corporations, governmental bodies, and other issuers. These issuers might be small or obscure, just getting started, or even large, well-known leveraged entities. They are typically more vulnerable to financial setbacks and recession than more creditworthy issuers and may be unable to make timely dividend, interest, and principal payments if economic conditions weaken.

56 | USAA Funds

■     How is this Fund different from a fund that invests primarily in investment-grade bonds?

Because of the types of securities the Fund intends to invest in, we anticipate that it will generate significantly higher income than investment-grade bond funds and may have a greater potential for capital appreciation. The bond markets generally offer a greater potential return only for accepting a greater level of risk. The two most common risks are credit risk – or the risk that an issuer will be unable to make timely dividend, interest, or principal payments; and interest rate risk – or the risk that a security’s market value will change with interest rates.

In the investment-grade bond market (where credit risks generally are considered low), a higher return normally is used to entice investors into buying longer-maturity bonds, and thereby accepting greater sensitivity to changes in interest rates. In contrast, high-yield securities often are considered hybrids, with characteristics of both stocks and bonds. High-yield securities generally have less interest rate risk and higher credit risk than higher-quality bonds. A higher return normally is used to entice investors into buying securities with a greater risk of default. Normally, the higher the credit risk, the higher the potential return. In effect, high-yield investors are trading a portion of the interest rate risk inherent in investment-grade bonds for bond-specific credit risk (each high-yield security is a unique story). At the same time, the volatility of high-yield funds historically has been notably less than the equity market as a whole.

As a result, high-yield funds often have acted differently than investment-grade bond funds. High-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The Fund may underperform investment-grade bond funds when the outlook for the economy is negative. Conversely, the Fund may outperform when the economic outlook turns positive.

■     What is a credit rating?

A credit rating is an evaluation reflecting the possibility that an issuer will default on a security. Rating agencies such as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) analyze the financial strength of an issuer, whether the issuer is a corporation or government body. The highest ratings are assigned to those issuers perceived to have the least credit risk. For example, S&P ratings range from AAA (highly

Prospectus | 57

unlikely to default) to D (in default). If a security is not rated by the above-mentioned agencies, we will assign an equivalent rating.

■     What are the principal types of securities in which the Fund may invest?

The securities in which the Fund principally invests may include obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt like characteristics, including synthetic securities. The Fund also may invest in other high-yield ETFs.

The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These methods may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts, swap agreements, or credit default swap agreements, purchasing indexed securities, and selling securities short.

Certain bond and money market instruments, such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), interest-only CMBS securities (CMBS IOs), periodic auction reset bonds, loan interests and direct debt instruments, Eurodollar and Yankee obligations, and synthetic securities are subject to special risks that are described in the statement of additional information (SAI).

■     May the Fund’s assets be invested in foreign securities?

Yes. We may invest up to 20% of the Fund’s assets in foreign non-dollar-denominated securities traded outside the United States. We also may invest the Fund’s assets, without limitation, in dollar-denominated securities of foreign issuers. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

■     How are the decisions to buy and sell securities made?

We search for securities that represent an attractive value given current market conditions. We recognize value by simultaneously analyzing the risks and rewards of ownership among the securities available in the market. In general, we focus on securities that offer high income. We also will explore opportunities for capital appreciation.

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We will sell a security if it no longer represents value due to an increase in risk, an increase in price, or a combination of the two. We also will Sell a security if we find a more compelling value in the market.

INCOME FUND

■     What is the Fund’s investment objective?

The Fund‘s investment objective is maximum current income without undue risk to principal. The Fund’s Board of Trustees may change the Investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to invest its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved. Consistent with this policy, when interest rates rise, we will invest a greater portion of the Fund’s portfolio in securities whose value we believe to be less sensitive to interest rate changes.

In addition to the principal investment strategy discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent or if the value of the short-term investments acquired with cash collateral from the loan is less than the amount of cash collateral required to be returned to the borrower.

■     What types of securities may be included in the Fund’s portfolio?

The securities in which the Fund invests may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt like characteristics, including synthetic securities.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

Certain bond and money market instruments, such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), interest-only CMBS securities (CMBS IOs), periodic auction reset bonds, loan interests and direct instruments, Eurodollar and

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Yankee obligations, and synthetic securities are subject to special risks that are described in the SAI.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may cause the Fund to not be able to achieve its investment objective during the time it is in this temporary defensive posture.

■     What is the credit quality of the debt securities?

The Fund will invest primarily in investment-grade securities, which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the Securities and Exchange Commission. Below are investment-grade ratings for five of the current NRSRO rating agencies:

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody’s Investors Service, Inc.	At least Baa3	At least Prime–3 or MIG 3/VMIG 3
Standard & Poor’s Rating Services	At least BBB –	At least A–3 or SP–2
Fitch Ratings, Inc.	At least BBB –	At least F3
Dominion Bond Rating Service Ltd	At least BBB low	At least R–2 low
A.M. Best Co., Inc.	At least bbb –	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its net assets that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. Below-investment-grade securities are considered speculative and are subject to significant credit risk, because they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower-quality securities generally have less interest rate risk and higher credit risk than the higher-quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than that of the equity market as a whole. The market on which

60 | USAA Funds

below-investment-grade securities is traded also may be less liquid than the market for investment-grade securities.

You will find a complete description of the above debt ratings in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We search for securities that represent value at the time of purchase given current market conditions. For fixed-income securities, value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. We recognize value by simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement security is available.

For common stocks, value involves selecting individual dividend-paying stocks, whose yields are sensitive to interest rate levels when their dividend yields are close to bond yields, which implies undervaluation. Such stocks are generally sold when their yields return to a normal relationship versus bonds through price appreciation.

INTERMEDIATE-TERM BOND FUND

■     What is the Fund’s investment objective?

The Fund’s investment objective is high current income without undue risk to principal. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may cause the Fund to not be able to achieve its investment objective during the time it is in this temporary defensive posture.

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■     What types of debt securities may be included in the Fund’s portfolio?

The Fund will invest primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt like characteristics, including synthetic securities.

Certain bond and money market instruments, such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), interest-only CMBS securities (CMBS IOs), periodic auction reset bonds, loan interests and direct debt instruments, Eurodollar and Yankee obligations, and synthetic securities are subject to special risks that are described in the SAI.

The Fund is limited to 20% of its net assets invested in preferred and convertible securities. In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

■     What is the credit quality of the debt securities?

The Fund will invest primarily in investment-grade securities, which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the Securities and Exchange Commission. Below are investment-grade ratings for five of the current NRSRO rating agencies:

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody’s Investors Service, Inc.	At least Baa3	At least Prime–3 or MIG 3/VMIG 3
Standard & Poor’s Rating Services	At least BBB –	At least A–3 or SP–2
Fitch Ratings, Inc.	At least BBB –	At least F3
Dominion Bond Rating Service Ltd	At least BBB low	At least R–2 low
A.M. Best Co., Inc.	At least bbb –	At least AMB–3

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If a security does not meet the investment-grade requirements set forth above, we may make a determination that the security is of equivalent investment quality to a comparable investment grade security of the same issuer.

In addition, the Fund may invest up to 10% of its net assets that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. Below-investment-grade securities are considered speculative and are subject to significant credit risk, because they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower-quality securities generally have less interest rate risk and higher credit risk than the higher-quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than that of the equity market as a whole. The market on which below-investment-grade securities is traded may be less liquid than the market for investment-grade securities.

You will find a complete description of the above debt ratings in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We search for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. We recognize value by simultaneously analyzing the interaction of these factors among the securities available in the market.

We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement is available.

SCIENCE & TECHNOLOGY FUND

■     What is the Fund’s investment objective?

The Fund’s investment objective is long-term capital appreciation. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to invest at least 80% of the Fund’s assets in equity securities of companies that are expected to benefit from the development and use of scientific and technological

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advances and improvements. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

In addition to the principal investment strategy discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent or if the value of the short-term investments acquired with cash collateral from the loan is less than the amount of cash collateral required to be returned to the borrower.

The Fund’s securities generally will not be traded for short-term profits; however, if circumstances warrant, the Fund’s securities may need to be actively and frequently traded to achieve the Fund’s principal investment strategy. The Fund’s portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains, which may adversely affect Fund performance; therefore, the anticipated benefits of trading will be weighed carefully.

■     Will the Fund’s assets be invested in any other securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may cause the Fund to not be able to achieve its investment objective during the time it is in this temporary defensive posture.

■     May the Fund’s assets be invested in foreign securities?

Yes. Up to 50% of the Fund’s total assets may be invested in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

■     In what industries will the Fund’s assets be invested?

At least 80% of the Fund’s net assets will be invested in industries such as, but not limited to, biotechnology, computer hardware, software and services, communication and telecommunication equipment and services, electronics, health care, drugs, medical products and supplies,

64 | USAA Funds

specialized health care services, aerospace and defense, and other industries Wellington Management believes may benefit directly or indirectly from research and development in the science and technology fields. The Fund’s remaining assets may be invested in any other industry.

■     How are the decisions to buy and sell securities made?

Security selection decisions are based on in-depth fundamental analysis and valuation. Stocks purchased in the portfolio typically share the following attributes: a positive change in operating results is anticipated; unrecognized or undervalued capabilities are present; and high-quality management that is able to deliver shareholder value.

Stocks are typically sold when: target prices are achieved; there is a negative change in the company’s fundamental outlook; and more attractive values are available in a comparable company.

SHORT-TERM BOND FUND

■     What is the Fund’s investment objective?

The Fund’s investment objective is high current income consistent with preservation of principal. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

■     What types of debt securities may be included in the Fund’s portfolio?

The Fund will invest primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt like characteristics, including synthetic securities.

Certain bond and money market instruments, such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities

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(CMBSs), interest-only CMBS securities (CMBS IOs), periodic auction reset bonds, loan interests and direct debt instruments, Eurodollar and Yankee obligations, and synthetic securities are subject to special risks that are described in the SAI.

The Fund is limited to 20% of its net assets invested in preferred and convertible securities. In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

■     What is the credit quality of the debt securities?

The Fund will invest primarily in investment-grade securities, which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the Securities and Exchange Commission. Below are investment-grade ratings for five of the current NRSRO rating agencies:

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody’s Investors Service, Inc.	At least Baa3	At least Prime–3 or MIG 3/VMIG 3
Standard & Poor’s Rating Services	At least BBB –	At least A–3 or SP–2
Fitch Ratings, Inc.	At least BBB –	At least F3
Dominion Bond Rating Service Ltd	At least BBB low	At least R–2 low
A.M. Best Co., Inc.	At least bbb –	At least AMB–3

If a security does not meet the investment-grade requirements set forth above, we may make a determination that the security is of equivalent investment quality to a comparable investment grade security of the same issuer.

In addition, the Fund may invest up to 5% of its net assets that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. Below-investment-grade securities are considered speculative and are subject to significant credit risk, because they are believed to represent a greater risk of default than more creditworthy investment-grade securities.

66 | USAA Funds

These lower-quality securities generally have less interest rate risk and higher credit risk than the higher-quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than that of the equity market as a whole. The market on which below-investment-grade securities is traded may be less liquid than the market for investment-grade securities.

You will find a complete description of the above debt ratings in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We search for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. We recognize value by simultaneously analyzing the interaction of these factors among the securities available in the market.

We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement is available.

VALUE FUND

■     What is the Fund’s investment objective?

The Fund’s investment objective is long-term growth of capital. The Fund’s Board of Trustees may change the investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to invest its assets primarily in equity securities of companies that are considered to be undervalued. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

In addition to the principal investment strategy discussed above, the Fund may seek to earn additional income through securities lending. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral if the borrower becomes insolvent or if the value of the short-term investments acquired with cash collateral from the loan is less than the amount of cash collateral required to be returned to the borrower.

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■     What is a value fund?

Value investing is bargain shopping based upon certain criteria. A value fund is one in which the portfolio manager searches for securities that are believed to not reflect the true value in the securities’ current share price. However, over time the share price may increase as the market recognizes the overall value of the company. These types of securities are often referred to as being “undervalued,” and the stocks’ share prices are typically below average in comparison to such factors as earnings and book value.

■     May the Fund’s assets be invested in foreign securities?

Yes. While most of the Fund’s assets will be invested in U.S. securities, up to 20% of the Fund’s total assets may be invested in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

■     Will the Fund’s assets be invested in any other securities?

The Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may cause the Fund to not be able to achieve its investment objective during the time it is in this temporary defensive posture.

■     How are the decisions to buy and sell securities made?

BHMS’ approach to the equity market is based on the underlying philosophy that markets are inefficient. BHMS believes that these inefficiencies can best be exploited through adherence to an active, value-oriented investment process dedicated to the selection of securities on a bottom-up basis. BHMS utilizes a consistent, disciplined process to identify companies it believes to be undervalued and temporarily out of favor. The firm strives to stay fully invested with a defensive, conservative orientation based on the belief that superior returns can be achieved while taking below-average risks. BHMS is a patient, long-term investor, and views short-term disappointments and resulting price declines as opportunities to profit in high-quality or improving businesses. BHMS intends for the Fund to reflect all three value char-

68 | USAA Funds

acteristics: price/earnings and price/book ratios below the market and dividend yields above the market.

When BHMS believes a stock has lost its value characteristics or has met valuation targets, it liquidates the security. BHMS does not try to judge when the holding might reach a speculative level of over valuation.

RISKS

The following paragraph applies all Funds:

Management Risk: The possibility that the investment techniques and risk analyses used by the Fund’s managers will not produce the desired results. This Fund is subject to management risk because it is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Fund’s Board of Trustees and without shareholder approval, to change subadvisers. If we add or replace a subadviser of the Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher capital gains and distributions, which could negatively affect the tax efficiency of the Fund for that fiscal year.

The following paragraph applies to the Growth & Income, Science & Technology, and Value Funds:

Stock Market Risk: Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

The following paragraph applies to the Growth & Income, high-Yield Opportunities, Science & Technology, and Value Funds:

Foreign Investing Risk: The possibility that the value of a Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; dif-

Prospectus | 69

ferent accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

■     Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than those in the United States and to political systems that may be less stable.

■     Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The following paragraph applies to the Science & Technology Fund:

Industry Risk: The possibility that the Fund’s investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund’s portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

The following paragraphs applies to the High-Yield Opportunities, Fund:

Credit Risk: The possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The securities in the Fund’s portfolio are subject to credit risk. Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks) which cast doubt on their ability to

70 | USAA Funds

honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity.

When evaluating potential investments for the Fund, our analysts assess credit risk and its impact on the Fund’s portfolio. In addition, the public rating agencies may provide estimates of the credit quality of the securities. The ratings may not take into account every risk that dividends, interest, or principal will be repaid on a timely basis.

Market Illiquidity: The risk of investing in the types of securities whose market is generally less liquid than the market for higher-quality securities. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

ETF Risk: The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which may be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The following paragraphs apply to the High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds:

Interest Rate Risk: The possibility that the value of the Fund’s investments will fluctuate because of changes in interest rates. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Prospectus | 71

■     If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■     If interest rates decrease, the yield of the Fund may decrease and the market value of the Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

Prepayment Risk: Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Legislative Risk: Legislative risk is a risk that new government policies may affect mortgages in the future in ways we cannot anticipate since there is no historical data.

Market Risk: The possibility that the value of the Fund’s investments will decline regardless of the success or failure of a company’s operations. A company’s stock and bond prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Markets tend to run in cycles, with periods when prices generally go up and periods when prices generally go down. Equity securities tend to be more volatile than bonds.

REITs Investment Risk: Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund also is subject to credit risk.

72 | USAA Funds

Derivatives Risk: The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or cause losses to the Fund.

Mortgage-Backed Securities: Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security’s maturity date due to voluntary prepayments, refinancings, or foreclosures on the underlying mortgage loans. To the Fund this means a loss of anticipated interest and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk, which is when rising interest rates can cause mortgage-backed security’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase mortgage-backed security’s sensitivity to rising interest rates and its potential for price declines.

If the Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. To date, the Fund has not purchased such subprime mortgages but has the capability to do so. The underwriting standards for subprime

Prospectus | 73

loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities, as well as the perceived financial strength of the issuer and specific restrictions on resale of the securities, may affect the liquidity of such securities, which means that it may be difficult (or impossible) to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and the Fund may have to hold these securities longer than it would like, forgo other investment opportunities, or incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities. This lack of liquidity may affect the Fund’s NAV and total return adversely during the time the Fund holds these securities.

GSEs Risk: While mortgage-backed securities and other securities issued by certain GSEs, such as Ginnie Mae, are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including Freddie Mac and Fannie Mae) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA) under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and

74 | USAA Funds

FHLMC to provide them with capital in exchange for senior preferred stock.

The following paragraphs apply to the Income, Intermediate-Term Bond, and Short-Term Bond Funds:

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The debt securities in the Fund’s portfolio are subject to credit risk. The Fund accepts some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to the very speculative have some degree of credit risk. We attempt to minimize the Fund’s overall credit risk by:

■     Primarily investing in securities considered investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■     Independently assessing credit risk and its impact on the Fund’s portfolio when evaluating potential investments for the Fund.

■     Diversifying the Fund’s portfolio by investing in securities of a large number of unrelated issuers, which reduces the Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, the Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment-grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. If the Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s NAV could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Prospectus | 75

Liquidity Risk: Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, or specific restrictions on re-sale of the securities. Consequently, the Fund may have to hold these securities longer than it would like and may forgo other investment opportunities. It is also possible that the Fund could lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Lack of liquidity may adversely impact valuation of such securities and the Fund’s NAV, especially during times of financial distress. In addition, the Fund may not be able to raise cash when needed or may be forced to sell other investments to raise cash, which could impact the Fund’s performance negatively. Infrequent trading of securities also may lead to an increase in their price volatility. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately-placed securities, certain small-company securities, high-yield bonds, mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which have all experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Funds’ SAI, which is available upon request.

MANAGEMENT AND
ADVISORY SERVICES

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453,

76 | USAA Funds

San Antonio, Texas 78265-9825. We had approximately $xx billion in total assets under management as of June 30, 2010.

ADVISORY SERVICES

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Funds, subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ Advisory and Subadvisory Agreements is available in each Fund’s annual report to shareholders for the periods ended May 31.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund.

Growth & Income Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index. The base fee, which is accrued daily and paid monthly, was equal to an annualized rate of three-fifths of one percent (0.60%) of the Fund’s average net assets.

High-Yield Opportunities Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index. The base fee, which is accrued daily and paid monthly, was equal to an annualized rate of one-half of one percent (0.50%) of the Fund’s average net assets.

Income Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index. The base fee, which is accrued daily and paid monthly, was equal to an annualized rate of twenty-four one hundredths of one percent (0.24%) of the Fund’s average net assets.

Prospectus | 77

Intermediate-Term Bond Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) of that portion of average net assets in excess of $100 million.

Science & Technology Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index. The base fee, which is accrued daily and paid monthly, was equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

Short-Term Bond Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index. The base fee, which is accrued daily and paid monthly, was equal to an annualized rate of twenty-four one hundredths of one percent (0.24%) of the Fund’s average net assets.

Value Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index. The base fee, which is accrued daily and paid monthly, was equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

PERFORMANCE ADJUSTMENT

Each Fund’s performance adjustment is calculated monthly by comparing the Fund’s performance to that of the relevant Lipper index over the performance period. The performance period for the each Fund consists of the current month plus the previous 35 months.

78 | USAA Funds

Each Fund’s performance adjustment is calculated monthly by comparing the performance of the Funds’ Adviser Shares to that of the appropriate Lipper index over the performance period. The performance period for the Funds’ Adviser Shares consists of the current month plus the previous 35 months. For purposes of calculating the performance adjustment, the performance of a Fund’s Adviser Shares will include the performance of the original class of shares of the Fund for periods prior to August 1, 2010.

The annual performance adjustment rate is multiplied by the average net assets of each Fund’s adviser shares over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

Growth & Income	Science & Technology
Value

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1
+/– 100 to 400	+/– 4
+/– 401 to 700	+/– 5
+/– 701 and greater	+/– 6

High-Yield Opportunities	Income
Intermediate-Term Bond	Short-Term Bond

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1
+/– 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

1  Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, each Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms its relevant Lipper index over that period, even if the Fund had overall negative returns during the performance period.

Prospectus | 79

SUBADVISORY SERVICES

Each Fund uses or has the ability to use a “manager-of-managers” structure. We are authorized to select (with approval of the Funds’ Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of each Fund’s assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Funds’ Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of each Fund’s assets, and we can change the allocations without shareholder approval.

■ BHMS

We have entered into an Investment Subadvisory Agreement with BHMS, under which BHMS provides day-to-day discretionary management of the Growth & Income and Value Funds’ assets in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and IMCO. BHMS is compensated directly by IMCO and not by the Funds.

BHMS, located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, has been in the investment management business since 1979. As of June 30, 2010, the firm managed more than $xx.x billion in equity and fixed-income assets for institutional investors such as pension funds, endowments and foundations, as well as subadvisory mutual fund relationships. All investment and operational functions are performed at its sole location in Dallas, Texas.

■ Loomis Sayles

We have entered into an Investment Subadvisory Agreement with Loomis Sayles under which Loomis Sayles provides day-to-day discretionary management of the portion of the Growth & Income Fund’s assets attributed to them in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and IMCO. Loomis Sayles is compensated directly by IMCO and not by the Fund.

Loomis Sayles, a Delaware limited partnership, is an indirect, wholly owned subsidiary of Natixis Global Asset Management, L.P., which in turn is owned by Natixis Global Asset Management Group. Loomis Sayles is headquartered at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles has served the needs of institutional, high-net-

80 | USAA Funds

worth, and mutual fund clients for more than 80 years and as of June 30, 2010, managed more than $xxx billion in client assets.

■ UBS

We have entered into an Investment Subadvisory Agreement with UBS under which UBS provides day-to-day discretionary management of the portion of the Growth & Income Fund’s assets attributed to them in accordance with the Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and IMCO. UBS is compensated directly by IMCO and not by the Fund.

UBS, One North Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. Invested assets of the UBS Global Asset Management Division totaled $xxx.x billion as of June 30, 2010. Assets under management for UBS Global Asset Management (Americas) Inc. totaled $xxx.x billion as of June 30, 2010.

■ Wellington Management

We have entered into an Investment Subadvisory Agreement with Wellington Management under which Wellington Management provides day-to-day discretionary management of the portion of the Growth & Income Fund’s assets attributed to them and the Science & Technology Fund in accordance with the Funds’ investment objectives, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and IMCO. Wellington Management is compensated directly by IMCO and not by the Funds.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm, which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2010, Wellington Management had investment management authority with respect to approximately $xxx billion in assets. The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Prospectus | 81

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund’s Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

PORTFOLIO MANAGERS

GROWTH & INCOME FUND ADVISER SHARES

■ BHMS

BHMS’ diversified large cap strategy is managed in a team approach by its equity portfolio managers. The lead portfolio manager is Mark Giambrone.

Mark Giambrone, CPA, joined BHMS in December 1998 and became a principal in 2000. He has over 17 years of investment management experience and has managed the Fund since March 2006. Education: B.S. in accounting, Indiana University; M.B.A., University of Chicago.

Timothy J. Culler, CFA, joined BHMS as a principal in April 1999. He has over 25 years of investment management experience and has managed the Fund since March 2006. Education: B.A. and M.A., Miami University in Ohio. Mr. Culler holds the CFA designation.

James P. Barrow, one of the founders of the firm in 1979, has managed investment portfolios since 1963 and has managed the Fund since March 2006. Education: B.S., University of South Carolina.

Ray Nixon, Jr., joined BHMS as a principal in June 1994. He has over 32 years of investment management experience and has managed the Fund since March 2006. Mr. Nixon is a member of the Board of the Presbyterian Healthcare Foundation, the Board of the Salvation Army, and the Strategic Advisory Board of the CFA Society of Dallas/Fort Worth. Education: B.A. and M.B.A., University of Texas.

Robert J. Chambers, CFA, joined BHMS as a principal in August 1994. He has over 37 years of investment management experience and has

82 | USAA Funds

managed the Fund since March 2006. Education: B.S. in finance, Drexel University. Mr. Chambers holds the CFA designation.

■ Loomis Sayles

The Loomis Sayles multi-cap growth portfolio management team consists of three portfolio managers, Mark B. Baribeau, Pamela N. Czekanski, and Richard Skaggs. The team also utilizes Loomis Sayles’ equity research group and research from the Loomis Sayles’ mid-cap growth and small-cap growth product teams.

Mark B. Baribeau, CFA, a vice president of Loomis Sayles, started his investment career in 1985 and joined Loomis Sayles as an economist in 1989. He became a portfolio manager for the large-cap growth product in 1992 and has managed the Fund since March 2006. Education: B.A. in economics, University of Vermont; M.A. in economics, University of Maryland. Mr. Baribeau holds the Chartered Financial Analyst (CFA) designation.

Pamela N. Czekanski, CFA, a vice president of Loomis Sayles, started her investment career in 1983 and joined Loomis Sayles as a large-cap growth portfolio manager in 1995 and has managed the Fund since March 2006. Education: B.A. in economics, Middlebury College. Mrs. Czekanski holds the CFA designation.

Richard Skaggs, CFA, a vice president of Loomis Sayles, started his investment career in 1985 and joined Loomis Sayles as a research analyst in 1994. He joined the large-cap growth team as a portfolio manager in 1999 and has managed the Fund since March 2006. Education: B.A. in economics and an M.S.M., Oakland University. Mr. Skaggs holds the CFA designation.

■ UBS

Thomas Cole, John Leonard, and Thomas Digenan are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Fund. Mr. Cole, as the head of the investment management team, leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that the Fund’s investment objectives are met. Information about Messrs. Cole, Leonard, and Digenan is provided below.

Prospectus | 83

Thomas M. Cole is Head of North American Equities, Research Director for North American Equities, and a managing director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since July 2007.

John C. Leonard is Global Head of Equities and a member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the Fund since July 2007.

Thomas J. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a managing director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the Fund since July 2007.

■ Wellington Management

Wellington Management uses a team of investment professionals led by Matthew E. Megargel.

Matthew E. Megargel, CFA, senior vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager of the Fund since June 2002. Mr. Megargel joined Wellington Management as an investment professional in 1983.

Francis J. Boggan, CFA, senior vice president and equity portfolio manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Boggan has been involved in portfolio management and securities analysis for the Fund since June 2002.

Jeffrey L. Kripke, vice president and equity portfolio manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Kripke has been involved in portfolio management and securities analysis for the Fund since June 2002.

HIGH-YIELD OPPORTUNITIES FUND ADVISER SHARES

■ IMCO

R. Matthew Freund, CFA, senior vice president of investment portfolio management, has managed the Fund since its inception in August 1999. Mr. Freund has 20 years of investment management experience and has worked for us for 15 years. Education: B.A., Franklin & Marshall College; M.B.A., Indiana University. He holds the Chartered Financial Analyst

84 | USAA Funds

(CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Julianne Bass, CFA, assistant vice president and portfolio manager, has co-managed the Fund since January 2007. She has 21 years of investment management experience and has worked for us for nine years. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

INCOME FUND ADVISER SHARES

■ IMCO

Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since February 2000. She has 30 years of investment management experience and has worked for us for 10 years. Education: B.A., Radcliffe College, M.A. and Ph.D., University of Pennsylvania. Ms. Weinblatt holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the New York Society of Securities Analysts.

INTERMEDIATE-TERM BOND FUND ADVISER SHARES

■ IMCO

R. Matthew Freund, CFA, senior vice president of investment portfolio management, has managed the Fund since May 2002. Mr. Freund has 20 years of investment management experience and has worked for us for 15 years. Education: B.A., Franklin & Marshall College; M.B.A., Indiana University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Julianne Bass, CFA, assistant vice president and portfolio manager, has co-managed the Fund since January 2007. She has 21 years of investment management experience and has worked for us for nine years. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

SCIENCE & TECHNOLOGY FUND ADVISER SHARES

■ Wellington Management

Ann C. Gallo, senior vice president and global industry analyst of Wellington Management, joined the firm as an investment professional

Prospectus | 85

in 1998. Ms. Gallo has been involved in portfolio management and securities analysis for the science portion of the Fund since July 2008.

John F. Averill, CFA, senior vice president and global industry analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Averill has been involved in portfolio management and securities analysis for the technology portion of the Fund since June 2002.

Nicolas B. Boullet, vice president and global industry analyst of Wellington Management, joined the firm as an investment professional in 2005. Prior to joining Wellington Management, he held various positions at Ingenio, a technology start-up firm in San Francisco (2000-2003). Mr. Boullet has been involved in portfolio management and securities analysis for the technology portion of the Fund since February 2008.

Bruce L. Glazer, senior vice president and global industry analyst of Wellington Management, joined the firm as an investment professional in 1997. Mr. Glazer has been involved in portfolio management and securities analysis for the technology portion of the Fund since June 2002.

Anita M. Killian, CFA, senior vice president and global industry analyst of Wellington Management, joined the firm as an investment professional in 2000. Ms. Killian has been involved in portfolio management and securities analysis for the technology portion of the Fund since June 2002.

SHORT-TERM BOND FUND ADVISER SHARES

■ IMCO

R. Matthew Freund, CFA, senior vice president of investment portfolio management, has managed the Fund since May 2002. Mr. Freund has 20 years of investment management experience and has worked for us for 15 years. Education: B.A., Franklin & Marshall College; M.B.A., Indiana University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Julianne Bass, CFA, assistant vice president and portfolio manager, has co-managed the Fund since January 2007. She has 21 years of investment management experience and has worked for us for nine years. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

86 | USAA Funds

VALUE FUND ADVISER SHARES

■ BHMS

BHMS’ all-cap strategy is managed in a team approach by its equity portfolio managers.

James P. Barrow, one of the founders of the firm in 1979, has managed investment portfolios since 1963 and has managed the Fund since July 2004. Education: B.S., University of South Carolina.

Ray Nixon, Jr., joined BHMS as a principal in June 1994. He has over 32 years of investment management experience and has managed the Fund since July 2004. Mr. Nixon is a member of the Board of the Presbyterian Healthcare Foundation, the Board of the Salvation Army, and the Strategic Advisory Board of the CFA Society of Dallas/Fort Worth. Education: B.A. and M.B.A., University of Texas.

Robert J. Chambers, CFA, joined BHMS as a principal in August 1994. He has over 37 years of investment management experience and has managed the Fund since July 2004. Education: B.S. in Finance, Drexel University. Mr. Chambers holds the Chartered Financial Analyst (CFA) designation.

Timothy J. Culler~~,~~ CFA, joined BHMS as a principal in April 1999. He has over 25 years of investment management experience and has managed the Fund since July 2004. Education: B.A. and M.A., Miami University in Ohio. Mr. Culler holds the CFA designation.

Mark Giambrone, CPA, joined BHMS in December 1998 and became a principal in 2000. He has over 17 years of investment management experience and has managed the Fund since July 2004. Education: B.S. in accounting, Indiana University; M.B.A., University of Chicago.

James S. McClure, CFA, joined BHMS as a principal in July 1995. He has over 36 years of investment management experience and has managed the Fund since July 2004. Education: B.A. and M.B.A., University of Texas. Mr. McClure holds the CFA designation.

John P. Harloe, CFA, joined BHMS as a principal in July 1995. He has over 33 years of investment management experience and has managed the Fund since July 2004. Education: B.A. and M.B.A., University of South Carolina. Mr. Harloe holds the CFA designation.

Prospectus | 87

ADDITIONAL INFORMATION ON PORTFOLIO MANAGEMENT

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

PURCHASES, REDEMPTIONS,
AND EXCHANGES

OPENING AN ACCOUNT

The Adviser Shares are separate share classes of their respective USAA Fund and are not a separate mutual fund. The Funds’ Adviser Shares are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Funds’ annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page xx for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular

88 | USAA Funds

trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request or payment after that time, the purchase will be effective on the next business day.

A Fund or a Fund’s distributor or transfer agent may enter into agreements with financial intermediaries, which hold Fund shares in omnibus accounts for their customers, under which the financial intermediaries are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized financial intermediary receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the financial intermediary after the time the Fund calculates its NAV.

MINIMUM INITIAL INVESTMENT

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

ADDITIONAL PURCHASES

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

REDEEMING AN ACCOUNT

Check with your financial intermediary for its policies on redemptions. Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, a Fund transmits proceeds

Prospectus | 89

to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in a Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order. For federal income tax purposes, a redemption of shares of a Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

The Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND  REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

REDEMPTION FEES

The Emerging Market, International, Precious Metals and Minerals, and World Growth Funds may charge a 1% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest wil be redeemed first.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Funds’ tran-

90 | USAA Funds

action costs and that long-term investors do not subsidize the activities of short-term traders.

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the USAA Short-Term Bond Fund and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the USAA Short-Term Bond Fund and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include:

■     Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■     Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a fund’s NAV.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase

Prospectus | 91

and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of the Fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same Fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■     Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■     Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

■     Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular Fund or all Funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

92 | USAA Funds

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat each omnibus account as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular Fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all Funds or particular Funds, and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

Prospectus | 93

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

Each Fund listed in this prospectus is composed of multiple classes of shares. Each class has a common investment objective and investment portfolio. Only one class of shares is offered through this prospectus. The term “shares” as it relates to the Funds listed in this prospectus means the Adviser Shares offered through this prospectus. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Funds’ assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purcahse, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares of each Fund pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distri-

94 | USAA Funds

butor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Funds, the Adviser Shares may continue to make payments under the plan even if a Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the SAI. Each Fund offers another share class through a separate prospectus that may offer lower fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Funds that would otherwise be performed by the Funds’ transfer agent. In some circumstances, we will pay such service providers a fee for performing those services. Also, we and the Funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of a Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for a Fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the

Prospectus | 95

distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of a Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of a Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we and the subadviser, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign securities. The subadviser has agreed to notify us of events it identifies that may

96 | USAA Funds

materially affect the value of the Fund’s foreign securities. If we determine that a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved by the Funds’ Board of Trustees, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, a Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price. Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded. Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us in consultation with the Fund’s subadviser, if applicable, at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair

Prospectus | 97

value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by a Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund pays net investment income dividends at least annually. Ordinarily, any net realized capital gain distributions will be paid in December of each year. A Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all net investment income dividends and realized capital gain distributions in additional shares of the Fund. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date.

TAXES

This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Distributions that shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) the Fund’s net capital gain distributions from gains on the sale or exchange of a Fund’s capital assets held for more than one year.

98 | USAA Funds

■ Shareholder Taxation

Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net capital gain (i.e., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

WITHHOLDING

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

REPORTING

You should contact your financial intermediary for the tax information that will be sent to you and reported to the IRS.

SHAREHOLDER MAILINGS

Through ongoing efforts to help reduce Fund expenses, each household will receive a single copy of each Fund’s most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact your financial intermediary to begin your individual delivery within 30 days of your request.

Prospectus | 99

FINANCIAL HIGHLIGHTS

The Adviser Shares of the Funds first issued shares on August 1, 2010, and therefore have no financial history. As a point of comparison, however, the financial highlights tables belows provide historical information about the Funds because the Adviser Shares participate in the Funds’ management program and investment portfolio. Had the Adviser Shares existed during the period reflected in the tables, some financial information would be different because of their higher anticipated expense ratios.

This information is based on a single share of each Fund outstanding throughout each of its past five fiscal years and for the unaudited six months ended January 31, 2010.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

100 | USAA Funds

■ Growth & Income Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009	2008	2007		2006	2005

Net asset value at beginning of period	$	$14.86	$19.26	$18.14		$19.16	$17.72
Income (loss) from investment operations:
Net investment income		0.11	0.12	0.13		0.10	0.13
Net realized and unrealized gain (loss)		(3.51)	(1.80)	3.08		0.16	2.61
Total from investment operations		(3.40)	(1.68)	3.21		0.26	2.74
Less distributions from:
Net investment income		(0.11)	(0.11)	(0.13)		(0.10)	(0.13)
Realized capital gains		-	(2.61)	(1.96)		(1.18)	(1.17)
Total distributions		(0.11)	(2.72)	(2.09)		(1.28)	(1.30)
Net asset value at end of period	$	$11.35	$14.86	$19.26		$18.14	$19.16
Total return (%)*		(22.81)	(10.69)	18.46	(a)	1.22	0.79
Net assets at end of period (000)	$	$927,126	$1,292,943	$1,531,563		$1,376,986	$1,329,900
Ratios to average net assets:**
Expenses (%)(b)		1.12	1.00	0.99	(a)	1.01	1.00
Net investment income (%)		0.99	0.74	0.57		0.59	0.69
Portfolio turnover (%)		100	83	119		179	81

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**    For the year ended July 31, 2009, average net assets were $904,123,000.

(a)    For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)     Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.01%)	(.01%)	(.01%)	(.02%)	(.02%)

Prospectus |101

■ High-Yield Opportunities Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009	2008		2007		2006	2005

Net asset value at beginning of period		$7.68	$8.64		$8.58		$8.79	$8.54
Income (loss) from investment operations:
Net investment income		0.62	0.63		0.61		0.6	0.61
Net realized and unrealized gain (loss)		(0.72)	(.96)	(b)	0.06		(0.21)	0.25
Total from investment operations		(0.10)	(0.33)		0.67		0.39	0.86
Less distributions from:
Net investment income		(0.62)	(0.62)		(0.61)		(0.60)	(0.61)
Realized capital gains		–	(0.01)		–		–	–
Total distributions		(0.62)	(0.63)		(0.61)		(0.60)	(0.61)
Net asset value at end of period		$6.96	$7.68		$8.64		$8.58	$8.79
Total return (%)*		0.29	(4.03)	(b)	7.87	(a)	4.59	10.36
Net assets at end of
period (000)		$836,042	$705,425		$642,742		$453,259	$306,749
Ratios to average net assets:**
Expenses (%)(c),(d)		0.99	0.90		0.94	(a)	0.95	0.95
Expenses, excluding reimbursements (%)(c)		1.02	0.94		0.94	(a)	0.95	0.95
Net investment income (%)		9.98	7.61		6.95		7.04	7.03
Portfolio turnover (%)			26		38		35	30

*      Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**      For the year ended July 31, 2009, average net assets were $610,101,000.

(a)
For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)      For the year ended July 31, 2008, the Manager reimbursed the Fund $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund’s per share net realized loss or total return.

(c)      Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

102 | USAA Funds

(d)      Effective April 13, 2007, through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.90% of the Fund’s average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%.

(e)      Reflects increased trading activity due to market volatility.

Prospectus |103

■ Income Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009	2008	2007		2006	2005

Net asset value at beginning of period		$11.81	$11.92	$11.92		$12.32	$12.24
Income (loss) from investment operations:
Net investment income		0.64	0.63	0.6		0.59	0.56
Net realized and unrealized gain (loss)		0.05	(0.11)	(.00)	(a)	(0.41)	0.08
Total from investment operations		0.69	0.52	0.60		0.18	0.64
Less distributions from:
Net investment income		(0.64)	(0.63)	(0.60)		(0.58)	(0.56)
Net asset value at end of period		$11.86	$11.81	$11.92		$11.92	$12.32
Total return (%)*		6.38	4.37	5.09	(c)	1.50	5.33
Net assets at end of period (000)		$2,080,994	$1,982,924	$1,846,658		$1,751,433	$1,798,881
Ratios to average net assets:**
Expenses (%)(b)		0.65	0.63	0.62	(c)	0.59	0.55
Net investment income (%)		5.76	5.19	4.98		4.81	4.38
Portfolio turnover (%)		17	16	28		36	24

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended July 31, 2009, average net assets were $1,876,066,000.

(a)	Represents less than $0.01 per share.

(b)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c)
For the year ended July 31, 2007, the transfer agent voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

104 | USAA Funds

■ Intermediate-Term Bond Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009		2008		2007	2006		2005

Net asset value at beginning of period		$9.32		$9.85		$9.81	$10.13		$10.14
Income (loss) from investment operations:
Net investment income		0.58		0.53		0.50	0.48		0.47
Net realized and unrealized gain (loss)				(0.39)		(0.53)	0.04	(a)	(0.32)
Total from investment operations		0.19		0.00	(b)	0.54	0.16		0.46
Less distributions from:
Net investment income		(0.58)		(0.53)		(0.50)	(0.48)		(0.47)
Net asset value at end of period		$8.93		$9.32		$9.85	$9.81		$10.13
Total return (%)*		2.71		(0.08)		5.56	1.62		4.60
Net assets at end of period (000)		$951,548		$966,308		$702,923	$433,902		$359,073
Ratios to average net assets:**
Expenses (%)(c)		0.65		0.65		0.65	0.65		0.65
Expenses excluding reimbursements (%)(c)		0.70		0.69		0.74	0.79		0.74
Net investment income (%)		6.93		5.48		5.06	4.69		4.47
Portfolio turnover (%)		49	(d)	21		28	30		42

*   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**For the year ended July 31, 2009, average net assets were $855,280,000.

(a)
Reflects a net realized and unrealized gain per share, whereas the statement of operations reflects a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the portfolio.

(b)	Represents less than $0.01 per share.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d)	Reflects increased trading activity due to market volatility.

Prospectus |105

■ Science & Technology Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009	2008	2007		2006	2005

Net asset value at beginning of period		$11.41	$12.56	$10.16		$9.78	$8.48
Income (loss) from investment operations:
Net investment loss(a)		(0.05)	(0.05)	(0.10)		(0.10)	(0.02)
Net realized and unrealized gain (loss)(a)		(1.94)	(1.10)	2.50		0.48	1.32
Total from investment operations		(1.99)	(1.15)	2.40		0.38	1.30
Net asset value at end of period		$9.42	$11.41	$12.56		$10.16	$9.78
Total return (%)*		(17.44)	(9.16)	23.62	(b)	3.89	15.33
Net assets at end of period (000)		$265,003	$317,613	$367,454		$333,539	$331,968
Ratios to average net assets**
Expenses (%)(c)		1.67	1.49	1.51	(b)	1.55	1.59
Net investment loss (%)		(0.60)	(0.44)	(0.84)		(0.91)	(0.18)
Portfolio turnover (%)		191	134	112		105	131

*           Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**        For the year ended July 31, 2009, average net assets were $229,587,000.

(a)       Calculated using average shares. For the year ended July 31, 2009, average shares were 27,616,000.

(b)       For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)         Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.01%)	(.02%)	(.05%)

                  †  Represents less than 0.01% of average net assets.

106 | USAA Funds

■ Short-Term Bond Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009	2008	2007		2006	2005

Net asset value at beginning of period		$8.81	$8.85	$8.80		$8.87	$8.98
Income (loss) from investment operations:
Net investment income		0.43	0.41	0.40		0.36	0.30
Net realized and unrealized			0.08	(0.04)		0.05	(0.07)
Total from investment operations		0.51	0.37	0.45		0.29	0.19
Less distributions from:
Net investment income		(0.43)	(0.41)	(0.40)		(0.36)	(0.30)
Net asset value at end of period		$8.89	$8.81	$8.85		$8.80	$8.87
Total return (%)*		6.11	4.26	5.18	(a)	3.36	2.19
Net assets at end of period (000)		$902,546	$651,398	$515,684		$439,343	$425,137
Ratios to average net assets:**
Expenses (%)(b)		0.72	0.69	0.69	(a)	0.69	0.56
Net investment income (%)		5.04	4.63	4.50		3.94	3.06
Portfolio turnover (%)		31	33	37		51	42

*              Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**           For the year ended July 31, 2009, average net assets were $700,367,000.

(a)
For the year ended July 31, 2007, the transfer agent voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

Prospectus |107

■ Value Fund ■

	Six-month
	Period Ended	Year Ended July 31,
	January 31, 2010	2009	2008	2007		2006	2005

Net asset value at beginning of period		$12.45	$15.41	$13.78		$13.5	$11.65
Income (loss) from investment operations:
Net investment income		0.19	0.19	0.15		0.15	0.11
Net realized and unrealized gain (loss)		(2.11)	(2.54)	1.93		0.49	2.67
Total from investment operations		(1.92)	(2.35)	2.08		0.64	2.78
Less distributions from:
Net investment income		(0.20)	(0.17)	(0.15)		(0.12)	(0.15)
Realized capital gains		–	(0.44)	(0.30)		(0.24)	(0.78)
Total distributions		(0.20)	(0.6)1	(0.45)		(0.36)	(0.93)
Net asset value at end of period		$10.33	$12.45	$15.41		$13.78	$13.5
Total return (%)*		(15.14)	(15.85)	15.27	(a)	4.9	24.65
Net assets at end of period (000)		$347,492	$385,255	$476,791		$345,089	$231,135
Ratios to average net assets:**
Expenses (%)(b)		1.15	1.15	1.15	(a)	1.15	1.15
Expenses, excluding reimbursements (%)(b)		1.41	1.25	1.24	(a)	1.26	1.27
Net investment income (%)		2.00	1.36	1.11		1.27	1.14
Portfolio turnover (%)		26	21	24		26	22

*      Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**      For the year ended July 31, 2009, average net assets were $299,148,000.

(a)      For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)      Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.01%)	(.01%)	(.01%)	(.01%)	(.02%)

108 | USAA Funds

Prospectus |109

110 | USAA Funds

Prospectus |111

112 | USAA Funds

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xxxxx-0810	Investment Company Act File No. 811-7852	©2010, USAA. All rights reserved.	Recycled Paper

Part A

Prospectus for the
Emerging Markets Fund, GNMA Trust, International Fund,
Precious Metals and Minerals Fund, and World Growth Fund

Adviser Shares Class

Included herein

[Missing graphic]

PROSPECTUS
USAA ADVISER SHARES
AUGUST 1, 2010
Emerging Markets Fund
GNMA Trust®
International Fund
Precious Metals and Minerals Fund
World Growth Fund

The Funds listed in this propsectus are available for purchase generally through financial intermediaries by investors who seek advice from them.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Emerging Markets Fund
Investment Objective	x
Fees and Expenses	x
Principal Investment Strategy	x
Principal Risks	x
Performance	x
Investment Adviser	x
Subadvisers
Portfolio Managers	x
Purchase and Sale of Fund Shares	x
Tax Information	x
Payments to Broker-Dealers and Other Financial Intermediaries	x
GNMA Trust
Investment Objective	x
Fees and Expenses	x
Principal Investment Strategy	x
Principal Risks	x
Performance	x
Investment Adviser	x
Portfolio Manager	x
Purchase and Sale of Fund Shares	x
Tax Information	x
Payments to Broker-Dealers and Other Financial Intermediaries	xx
International Fund
Investment Objective	xx
Fees and Expenses	xx
Principal Investment Strategy	xx
Principal Risks	xx
Performance	xx
Investment Adviser	xx
Subadviser
Portfolio Managers	xx
Purchase and Sale of Fund Shares	xx
Tax Information	xx
Payments to Broker-Dealers and Other Financial Intermediaries	xx
Precious Metals and Minerals Fund
Investment Objective	xx
Fees and Expenses	xx
Principal Investment Strategy	xx
Principal Risks	xx
Performance	xx
Investment Adviser	xx
Portfolio Managers	xx
Purchase and Sale of Fund Shares	xx
Tax Information	xx
Payments to Broker-Dealers and Other Financial Intermediaries	xx

World Growth Fund
	Investment Objective	xx
	Fees and Expenses	xx
	Principal Investment Strategy	xx
	Principal Risks	xx
	Performance	xx
	Investment Adviser	xx
	Subadviser	xx
	Portfolio Managers	xx
	Purchase and Sale of Fund Shares	xx
	Tax Information	xx
	Payments to Broker-Dealers and Other Financial Intermediaries	xx
Additional Fund Information		xx
	Emerging Markets Fund	xx
	GNMA Trust	xx
	International Fund	xx
	Precious Metals and Minerals Fund	xx
	World Growth Fund	xx
Risks		xx
Portfolio Holdings		xx
Management and Advisory Services		xx
Portfolio Managers		xx
Purchases, Redemptions, and Exchanges		xx
Other Important Information about Purchases and Redemptions		xx
Multiple Class Information		xx
Shareholder Information		xx
Financial Highlights		xx

INVESTMENT OBJECTIVE

The USAA Emerging Markets Fund (the Fund) has an investment objective of capital appreciation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Adviser Shares. However, a 1% fee applies if you redeem your Adviser Shares within 60 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 60 days or more are not subject to the 1% fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 1.00% by 0.0x% for the most recent fiscal year ended May 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA Emerging Markets Fund

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in equity securities of emerging market companies. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange

Prospectus | 3

control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or losses to the Fund.

The Fund also is subject to over-the counter (OTC) risk, OTC transactions involve risk in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), which generally are investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which may be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the

4  | USAA Emerging Markets Fund

Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

■ RISK/RETURN BAR CHART ■
[Barchart]

Annual Returns for Periods Ended December 31

CALENDAR YEAR	TOTAL RETURN
2009	74.82%
2008	-51.65%
2007	33.61%
2006	29.36%
2005	25.54%
2004	26.19%
2003	53.04%
2002	-5.05%
2001	-5.79%
2000	-31.92%

SIX-MONTH YTD TOTAL RETURN
xx.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
35.11% 2nd Qtr. 2009	–28.92% 4th Qtr. 2008

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Prospectus | 5

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price and total return information.

6 | USAA Emerging Markets Fund

■ AVERAGE ANNUAL TOTAL RETURNS ■

For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	11/7/1994
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on
Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on
Distributions and Sale
of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Morgan Stanley Capital
International (MSCI) Emerging
Markets Index (reflects no
deduction for fees, expenses,
or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Emerging Markets
Funds Index (reflects no
deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

SUBADVISERS

The Boston Company Asset Management LLC (The Boston Company)

Batterymarch Financial Management, Inc. (Batterymarch)

PORTFOLIO MANAGERS

The Boston Company

D. Kirk Henry, CFA, executive vice president & director of International Value Equity at The Boston Company, has managed the Fund since June 2002.

Prospectus | 7

Carolyn M. Kedersha, CFA, CPA, senior vice president and senior portfolio manager, has managed the Fund since June 2002.

Warren Skillman, vice president and portfolio manager, has managed the Fund since July 2007.

Batterymarch

David W. Lazenby, CFA, director and senior portfolio manager, has managed the Fund since October 2006.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

8 | USAA Emerging Markets Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 9

INVESTMENT OBJECTIVE

The USAA GNMA Trust (the Fund) has an investment objective of providing investors a high level of current income consistent with preservation of principal. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)	A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.125% by 0.0x% for the most recent fiscal year ended May 31, 2010.
(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

10 | USAA GNMA Trust

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s strategy to achieve its objective will be to normally invest at least 80% of its assets in Government National Mortgage Association (GNMA) securities backed by the full faith and credit of the U.S. government. These GNMA securities typically will take the form of pass-through certificates (which represent ownership in a pool of mortgage loans). This 80% policy may be changed upon at least 60 days’ notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates. If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities will likely decline, adversely affecting the Fund’s net asset value (NAV) and total return. If interest rates decrease, the yield of the Fund may decrease and the market value of the Fund’s securities may increase, which would likely increase its NAV and total return.

Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usu-

Prospectus | 11

ally prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

The Fund is subject to the possibility of legislative risk, which is a risk that new government policies may affect mortgages in the future in ways we cannot anticipate since there is no historical data.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

12 | USAA GNMA Trust

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDAR YEAR	TOTAL RETURN
2009	5.47%
2008	7.24%
2007	6.29%
2006	4.17%
2005	2.71%
2004	3.44%
2003	2.01%
2002	9.24%
2001	7.15%
2000	12.17%

SIX-MONTH YTD TOTAL RETURN
2.62% (6/30/10)

BEST QUARTER*	WORST QUARTER*
4.34% 3rd Qtr. 2001	-0.98% 2nd Qtr. 2004

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Prospectus| 13

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	2/1/1991
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions
and Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital GNMA Index
(reflects no deduction for fees,
expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper GNMA Funds Index
(reflects no deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Margaret “Didi” Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since June 2002.

14 | USAA GNMA Trust

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus| 15

INVESTMENT OBJECTIVE

The USAA International Fund (the Fund) has an investment objective of capital appreciation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares. In addition, a 1% fee applies if you redeem your Adviser Shares within 60 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 60 days or more are not subject to the 1% fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.75% by 0.0x% for the most recent fiscal year ended May 31, 2010.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

16 | USAA International Fund

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

The Fund may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Fund may invest in companies of any size. Investments are selected primarily based on fundamental analysis of issuers. Quantitative analysis also may be considered.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations.

Prospectus | 17

Equity securities tend to be more volative than bonds. In addition, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

18 | USAA International Fund

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDAR YEAR	TOTAL RETURN
2009	32.43%
2008	-35.25%
2007	8.83%
2006	27.35%
2005	12.68%
2004	18.46%
2003	31.90%
2002	-9.08%
2001	-14.58%
2000	-10.82%

SIX-MONTH YTD TOTAL RETURN
x.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
16.85% 2nd Qtr. 2003	–17.02% 4th Qtr. 2008

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual

Prospectus | 19

retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price and total return information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	7/11/1988
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions
and Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Morgan Stanley Capital
International (MSCI) EAFE
Index (reflects no deduction
for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper International Funds
Index (reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

SUBADVISER

MFS Investment Management (MFS)

20 | USAA International  Fund

PORTFOLIO MANAGERS

Marcus L. Smith, investment officer and non-U.S. equity portfolio manager, has managed the Fund since June 2002.

Daniel Ling, investment officer and portfolio manager, has managed the Fund since October 2009.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

Prospectus | 21

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | USAA International  Fund

INVESTMENT OBJECTIVE

The USAA Precious Metals and Minerals Fund (the Fund) has an investment objective to seek long-term capital appreciation and to protect the purchasing power of your capital against inflation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares. However, a 1% fee applies if you redeem your Adviser Shares within 60 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 60 days or more are not subject to the 1% fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.75% by 0.0x% for the most recent fiscal year ended May 31, 2010.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a

Prospectus | 23

5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer or a limited number of issuers. The securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund’s investment results than a diversified fund.

24 | USAA Precious Metals and Minerals Fund

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than bonds. In addition, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies, there are additional risks involved in investing in precious metals and minerals securities. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 25

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDAR YEAR	TOTAL RETURN
2009	62.41%
2008	-24.58%
2007	27.68%
2006	43.19%
2005	39.25%
2004	-10.75%
2003	71.43%
2002	67.61%
2001	30.97%
2000	-14.98%

SIX-MONTH YTD TOTAL RETURN
xx.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
38.91% 1st Qtr. 2002	–30.36% 3rd Qtr. 2008

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an indi-

26 | USAA Precious Metals and Minerals  Fund

vidual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price and total return information.

■ AVERAGE ANNUAL TOTAL RETURNS ■

For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	8/15/1984
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions
and Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

S&P 500® Index (reflects
no deduction for fees,
expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Philadelphia Gold &
Silver Index (reflects
no deduction for fees,
expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Gold Funds Index
(reflects no deduction
for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

Mark W. Johnson, CFA, vice president of Equity Investments, has managed the Fund since January 1994.

Prospectus | 27

Dan Denbow, CFA, assistant vice president and portfolio manager, has co-managed the Fund since October 2008.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | USAA Precious Metals and Minerals  Fund

INVESTMENT OBJECTIVE

The USAA World Growth Fund (the Fund) has an investment objective of capital appreciation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no sales loads charged to your account when you buy or sell Fund shares. However, a 1% fee applies if you redeem your Adviser Shares within 60 days of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Adviser Shares held for 60 days or more are not subject to the 1% fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	x.xx%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	x.xx%

(a)      A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the management fee of 0.75% by 0.0x% for the most recent fiscal year ended May 31, 2010.

(b)      Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Prospectus | 29

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

While the Fund may invest in companies of any size, it generally focuses on companies with large market capitalizations. The Fund may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. Investments are selected primarily based on fundamental analysis of issuers. Quantitative analysis also may be considered.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s opera-

30 | USAA World Growth Fund

tions. Equity securities tend to be more volatile than bonds. In addition, there is a possibility that the value of the Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the Fund invests and could be more volatile than the performance of more geographically-diversified funds.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 31

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDAR YEAR	TOTAL RETURN
2009	31.36%
2008	-34.00%
2007	9.32%
2006	23.96%
2005	7.73%
2004	18.32%
2003	27.73%
2002	-15.97%
2001	- 17.50%
2000	-11.20%

SIX-MONTH YTD TOTAL RETURN
4.90% (6/30/09)

BEST QUARTER*	WORST QUARTER*
[new quarter]	–18.21% 4th Qtr. 2008

* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual

32 | USAA World Growth Fund

retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price and total return information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	10/1/1992
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions
and Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Morgan Stanley Capital
International (MSCI) World
Index (reflects no deduction
for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Global Funds Index
(reflects no deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

SUBADVISER

MFS Investment Management (MFS)

PORTFOLIO MANAGERS

David R. Mannheim, investment officer and global equity portfolio manager, has managed the Fund since June 2002.

Prospectus | 33

Roger Morley, investment officer and portfolio manager, has managed the Fund since October 2009.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you invest through an IRA, 401(k) plan, or other tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | USAA World Growth Fund

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

ADDITIONAL FUND INFORMATION

EMERGING MARKETS FUND

■     What is the Fund’s investment objective?

The Fund has an investment objective of capital appreciation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in equity securities of emerging market companies. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants to acquire such securities and substantially similar forms of equity and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days’ notice to shareholders.

We believe that attractive investment opportunities exist in many emerging markets. Investing a person’s assets solely in an emerging markets fund may not be suitable for everyone. For those who are willing to accept higher risk and volatility, including the USAA Emerging Markets Fund in a well-diversified portfolio, while not guaranteed or assured, could significantly enhance overall portfolio returns. The Fund combines the advantages of a diversified investment in emerging markets with the convenience and liquidity of a mutual fund based in the United States.

■     What is an “emerging market company”?

An issuer is an emerging market company if:

■     It is organized under the laws of an emerging market country (as defined below);

Prospectus| 35

■     The principal trading market for its stock is in an emerging market country; or

■     At least 50% of its revenues or profits are derived from operations within emerging market countries or at least 50% of its assets are located within emerging market countries.

■     What countries are considered emerging markets countries?

For our purposes, emerging market countries are all countries of the world excluding the following, which are referred to as developed countries:

ASIA:	Australia, Hong Kong, Japan, Singapore, New Zealand

AMERICAS:	Canada, the United States

EUROPE:	Austria, Belgium, Denmark, Finland, France, Germany, Greece, Holland, Ireland, Italy, Luxembourg, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom

■     What are the characteristics of the economic and political systems of emerging market countries?

The economic and political systems of emerging market countries can be described as possessing two or more of the following characteristics:

■     The countries in which these stock markets are found have a less-developed economy than the developed countries.

■     Economies of these countries are likely to be undergoing rapid growth or some major structural change, such as a change in economic systems, rapid development of an industrial or value-added economic sector, or attainment of significantly better terms of trade for primary goods, to name a few examples.

■     Sustainable economic growth rates are higher, or potentially higher, than developed countries.

■     Economies of these countries may be benefitting from the rapid growth of neighboring countries and/or may be significantly influenced by growth of demand in the developed markets.

■     Personal income levels and consumption are generally lower than those in developed countries, but may be growing at a faster rate.

■     The political system is likely to be, or appear to be, in greater flux than the developed countries listed above.

36 | USAA Funds

■     In what emerging market countries does the Fund intend to invest?

Some of the countries in which the Fund expects to invest or may invest include, but are not limited to:

ASIA: China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Taiwan, Thailand;

AMERICAS: Argentina, Brazil, Chile, Colombia, Mexico, Peru, Venezuela;

AFRICA/MIDDLE EAST: Egypt, Israel, Jordan, Morocco, South Africa, Turkey, and

EUROPE/OTHER: Croatia, Czech Republic, Hungary, Poland, Russia, Slovakia.

■     Will the Fund’s assets be invested in any other securities?

The Fund may invest no more than 20% of its net assets in equity securities of selected issuers that have favorable growth prospects, but may not be organized or otherwise situated in emerging markets, as well as short-term sovereign debt securities of emerging market countries for the purpose of obtaining a higher yield.

The Fund also may invest its assets in public and private sector debt and fixed-income instruments of emerging market issuers, including Brady Bonds of selected countries, exchange-traded notes (ETNs), and equity-linked structured notes, which are believed to have the potential for significant capital appreciation (due, for example, to its assessment of prospects for an issuer or the issuer’s domicile country), without regard to any interest or dividend yields payable pursuant to such securities. These latter investments may be considered to be speculative in nature.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not being able to achieve its investment objective during the time it is in this temporary defensive posture.

Prospectus | 37

■     Are there any restrictions as to the types of businesses or operations of companies in which the Fund’s assets may be invested?

No, there are no restrictions except that the Fund may not invest more than 25% of its total assets in any one industry. Additionally, the Fund’s investments will be diversified in four or more countries.

■     How are the decisions to buy and sell securities made?

The Boston Company’s portfolio construction is a direct result of stock selection. The Boston Company considers specific regional and sector research coverage during the investment process and it purchases securities that demonstrate strong value, sound business fundamentals and positive business momentum. Sell decisions are based upon our investment philosophy, which is value-orientated, research-driven, and risk-adverse. Furthermore, The Boston Company will generally sell securities when any one of the following is realized: declining value, declining fundamentals, or declining business momentum.

Batterymarch uses quantitative techniques to rank the relative attractiveness of a very broad universe of liquid securities across five fundamental dimensions: value, cash flow, earnings growth, expectations, and technicals. Portfolio manager opinions, based on traditional fundamental research, are incorporated into the ranking process for individual securities when they differ from the quantitative rankings. The portfolio manager opinions, which typically apply to less than 20% of the investable universe, are equally weighted with the quantitative ranking. Decisions to buy or sell particular stocks are determined by their rankings.

GNMA TRUST

■     What is the Fund’s investment objective?

The Fund has an investment objective of providing investors a high level of current income consistent with preservation of principal. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

■      What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in Government National Mortgage Association (GNMA) securities backed by the full faith and credit of the U.S. government. These GNMA securities typically will take the form of pass-through certificates (which represent ownership in a pool of mortgage

38 | USAA Funds

loans). This 80% policy may be changed upon at least 60 days’ notice to shareholders.

■     What are GNMA securities?

GNMA securities represent ownership in a pool of mortgage loans or a single mortgage loan. These loans are individually insured or guaranteed by the federal agencies with which GNMA partners. GNMA’s partners include the Federal Housing Administration, the Veterans Administration, the Rural Housing Service, and the Office of Public and Indian Housing. Once approved by GNMA, each mortgage or pool of mortgages is additionally guaranteed by GNMA as to the timely payment of principal and interest (regardless of whether the mortgagors actually make their payments). The guarantee represents a general obligation of the U.S. Treasury. Therefore, GNMA securities are backed by the full faith and credit of the U.S. government.

■     What is the credit quality of these securities?

Securities that are backed by the full faith and credit of the U.S. government (meaning that the payment of principal and interest is guaranteed by the U.S. Treasury) are considered to be of the highest credit quality available.

■     How do GNMA securities differ from conventional bonds?

GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. Additionally, the Fund may receive unscheduled principal payments, which represent prepayments on the underlying mortgages.

Because the Fund will reinvest these scheduled and unscheduled principal payments at a time when the current interest rate may be higher or lower than the Fund’s current yield, an investment in the Fund may not be an effective means of “locking in” long-term interest rates.

■     What is the average maturity of a GNMA security?

GNMA securities evidence interest in a pool of underlying mortgages (or a single mortgage), which generally have maximum lives of either 15, 20, 30, or 40 years. However, due to both scheduled and unscheduled principal payments, GNMA securities generally have a shorter average life and, therefore, have less principal volatility than a bond of comparable maturity.

Prospectus | 39

Since the prepayment rates will vary widely, it is not possible to predict accurately the average life of a particular GNMA pool, though it will be shorter than the stated final maturity. Because the expected average life is a better indicator of the maturity characteristics of GNMA securities, principal volatility and yield may be more comparable to 5-year or 10-year Treasury bonds.

■     Will the Fund’s assets be invested in any other types of U.S. government securities?

Yes. We may invest the remainder of the Fund’s total assets in other obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities; and securities issued by U.S. government agencies and instrumentalities, which are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury, such as but not limited to:

■     Fannie Mae

■     Freddie Mac

■     Federal Housing Administration

■     Department of Housing and Urban Development

■     Export-Import Bank

■     Farmer’s Home Administration

■     General Services Administration

■     Maritime Administration

■     Small Business Administration

■     Repurchase agreements collateralized by such obligations

■     FDIC Temporary Liquidity Guarantee Program securities (TLGP)

The Fund also may invest in GNMA or other U.S. government agency collateralized mortgage obligations (CMOs).

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund’s assets

40 | USAA Funds

in investment-grade short-term debt instruments. This may result in the Fund not being able to achieve its investment objective during the time it is in this temporary defensive posture.

■     How are the decisions to buy and sell securities made?

We manage the Fund to generate high total return with strong emphasis on current income. Of particular importance for mortgage securities is prepayment risk. We generally try to diversify this risk by buying different kinds of mortgage securities, which should have different prepayment characteristics. When weighing our decision to buy or sell a security, we strive to balance the value of the level of income, the prepayment risk, and the price volatility, both for the individual security and its relationship with the rest of the portfolio.

INTERNATIONAL FUND

■     What is the Fund’s investment objective?

The Fund has an investment objective of capital appreciation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, depositary receipts, and securities that carry the right to buy common stocks.

■     What is considered to be a “foreign company”?

A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company’s assets, the location of the company’s headquarters, the countries where the company’s revenues are derived, the principal trading market for the company’s stock, and whether the company is included in a foreign market index that is representative of that country.

■     Will the Fund’s assets be invested in any other securities?

MFS may invest the remainder of the Fund’s assets in equity securities of companies that have at least one foreign characteristic, as deter-

Prospectus | 41

mined by fund management, utilizing the same factors stated in the definition of a foreign company.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not being able to achieve its investment objective during the time it is in this temporary defensive posture.

■     Are there any restrictions as to the types of businesses or operations of companies in which the Fund’s assets may be invested?

No, there are no restrictions except that MFS may not invest more than 25% of the Fund’s total assets in any one industry. The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. MFS may invest a relatively large percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region. MFS may invest the Fund’s assets in companies of any size.

We believe the Fund combines the advantages of investing in diversified international markets with the convenience and liquidity of a mutual fund based in the United States.

■     How are the decisions to buy and sell securities made?

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above-average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors also may be considered.

42 | USAA Funds

MFS may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRECIOUS METALS AND MINERALS FUND

■     What is the Fund’s investment objective?

The Fund has an investment objective to seek long-term capital appreciation and to protect the purchasing power of your capital against inflation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to normally invest at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. The “equity securities” in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

Since the majority of the Fund’s assets will be invested in companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, the Fund may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. We define “principally engaged” to mean that a majority of a company’s revenue, earnings, or cash flow comes from the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds, or that a majority of a company’s asset value as determined by us comes from gold and other precious metals and minerals, such as platinum, silver, and diamonds.

If we believe the outlook for these types of securities is unattractive, as a temporary defensive measure, we may invest up to 100% of the Fund’s assets in investment-grade short-term debt instruments. This may result in the Fund not being able to achieve its investment objective during the time it is in this temporary defensive posture.

Prospectus | 43

■     Will the Fund’s assets be invested in any other securities?

We may invest the remainder of the Fund’s assets in equity securities of natural resource companies, such as those engaged in exploration, production, or processing of base metals, oil, coal, or forest products.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

■     Will the Fund’s assets be invested in foreign securities?

We may invest the Fund’s assets in foreign securities purchased in either foreign or U.S. markets.

■     How are the decisions to buy and sell securities made?

We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at a reasonable valuation on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

WORLD GROWTH FUND

■     What is the Fund’s investment objective?

The Fund has an investment objective of capital appreciation. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

■     What is the Fund’s principal investment strategy?

The Fund’s principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The “equity securities” in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

■     Why are foreign and domestic stocks combined in the Fund’s portfolio?

We believe that foreign stocks may have a balancing impact with regard to domestic stocks during periods of adverse economic and market conditions in the United States. Therefore, the Fund combines the advantages of investing in a diversified international market and

44 | USAA Funds

domestic market, with the convenience and liquidity of a mutual fund based in the United States.

■     Are there any restrictions as to the types of businesses or operations of companies in which the Fund’s assets may be invested?

No, there are no restrictions except that no more than 25% of the Fund’s total assets may be invested in any one industry. The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. MFS may invest a relatively large percentage of the Fund’s assets in a single country, a small number of countries, or a particular geographic region. While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

In addition, the Fund may invest up to 15% of its net assets in illiquid securities, which generally are securities that the Fund may not be able to sell at its ascribed value within seven days in the ordinary course of business.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not being able to achieve its investment objective during the time it is in this temporary defensive posture.

■     How are the decisions to buy and sell securities made?

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors also may be considered.

Prospectus | 45

MFS may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

RISKS

The following paragraph applies all Funds:

Management Risk: The possibility that the investment techniques and risk analyses used by the Fund’s managers will not produce the desired results. This Fund is subject to management risk because it is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund’s managers will produce the desired results. In addition, we operate under a “manager-of-managers” structure, which gives us the right, with the prior approval of the Fund’s Board of Trustees and without shareholder approval, to change subadvisers. If we add or replace a subadviser of the Fund, the Fund could experience higher portfolio turnover and higher transaction costs than normal if the new subadviser realigns the portfolio to reflect its investment techniques and philosophy. A realignment of the Fund’s portfolio could result in higher capital gains and distributions, which could negatively affect the tax efficiency of the Fund for that fiscal year.

The following paragraphs apply to the Emerging Markets, International, Precious Metals and Minerals, and World Growth Funds:

Stock Market Risk: Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

Foreign Investing Risk: The possibility that the value of a Fund’s investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

■     Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to

46 | USAA Funds

economic structures that are generally less diverse and mature than those in the United States and to political systems that may be less stable.

■     Political Risk: Political risk includes a greater potential for coups d’etat, revolts, and expropriation by governmental organizations.

These risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

The following paragraphs apply to the Emerging Markets Fund:

Derivatives Risk: The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or losses to the Fund.

OTC Risk: OTC transactions involve risk in addition to those incurred in transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets, or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

ETF Risk: The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which may be borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower

Prospectus | 47

than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The following paragraphs apply to the GNMA Trust:

Interest Rate Risk: The possibility that the value of the Fund’s investments will fluctuate because of changes in interest rates. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■     If interest rates increase, the yield of the Fund may increase and the market value of the Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■     If interest rates decrease, the yield of the Fund may decrease and the market value of the Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

Prepayment Risk: Mortgage-backed securities pay regularly scheduled payments of principal along with interest payments. In addition, mortgagors have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when mortgage interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A home owner’s default on the mortgage may also cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, home owners will find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current, lower rates. On the other hand, when interest rates rise, home owners will generally not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

48 | USAA Funds

Legislative Risk: Legislative risk is a risk that new government policies may affect mortgages in the future in ways we cannot anticipate since there is no historical data.

The following paragraph applies to the International and World Growth Funds:

Geographic Concentration Risk: Because the Fund may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile and risky than the performance of more geographically-diversified funds.

The following paragraphs apply to the Precious Metals and Minerals Fund:

Precious Metals and Minerals Securities: Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies, there are additional risks involved in investing in precious metals and minerals securities. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to your portfolio may reduce overall fluctuations in portfolio value.

Nondiversification Risk: The Fund is nondiversified, which means that it may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund’s total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund’s investment results because this Fund may be more susceptible to risks associated with a single issuer or economic, political, or regulatory event than a diversified fund.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the statement of additional information (SAI) (the back cover tells you how to do this).

Prospectus | 49

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Funds’ SAI, which is available upon request.

MANAGEMENT AND
  ADVISORY SERVICES

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $xx billion in total assets under management as of June 30, 2010.

ADVISORY SERVICES

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Funds, subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ Advisory and Subadvisory Agreements is available in each Fund’s annual report to shareholders for the periods ended May 31.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund.

Emerging Markets Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund’s institutional shares relative to the performance of the Lipper Emerging Markets Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of one percent (1.00%) of the Fund’s average net assets.

GNMA Trust Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the perfor-

50 | USAA Funds

mance of the Lipper GNMA Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of one-eighth of one percent (0.125%) of the Fund’s average net assets.

International Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund’s institutional shares relative to the performance of the Lipper International Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

Precious Metals and Minerals Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund’s institutional shares relative to the performance of the Lipper Gold Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

World Growth Fund Adviser Shares: For our services, the Fund pays us an investment management fee, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of three-fourths of one percent (0.75%) of the Fund’s average net assets.

PERFORMANCE ADJUSTMENT

Each Fund’s performance adjustment is calculated monthly by comparing the Fund’s performance to that of the relevant Lipper index over the performance period. The performance period for the each Fund consists of the current month plus the previous 35 months.

Each Fund’s performance adjustment is calculated monthly by comparing the performance of the Funds’ Adviser Shares to that of the appropriate Lipper index over the performance period. The performance period for the Funds’ Adviser Shares consists of the current month plus the previous 35 months. For purposes of calculating the performance adjustment, the performance of a Fund’s Adviser Shares will include the performance of the original class of shares of the Fund for periods prior to August 1, 2010.

Prospectus| 51

The annual performance adjustment rate is multiplied by the average net assets of each Fund’s adviser shares over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

Emerging Markets	International
Precious Metals and Minerals	World Growth

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1
+/– 100 to 400	+/– 4
+/– 401 to 700	+/– 5
+/– 701 and greater	+/– 6

GNMA Trust

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1
+/– 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

1  Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, each Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms its relevant Lipper index over that period, even if the Fund had overall negative returns during the performance period.

SUBADVISORY SERVICES

Each Fund uses a “manager-of-managers” structure. We are authorized to select (with approval of the Funds’ Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of each Fund’s assets. We monitor each subadviser’s performance through quantitative and qualitative analysis and periodically report to the Funds’ Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The

52 | USAA Funds

allocation for each subadviser can range from 0% to 100% of each Fund’s assets, and we can change the allocations without shareholder approval.

The Boston Company Asset Management, LLC

We have entered into an Investment Subadvisory Agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company provides day-to-day discretionary management of a portion of the Emerging Markets Fund’s assets attributed to it in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and IMCO. The Boston Company is compensated directly by IMCO and not by the Fund.

The Boston Company is located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408. As of June 30, 20109, The Boston Company subadvised 13 mutual funds with assets under management of approximately $xx.x billion.

Batterymarch Financial Management, Inc.

We have entered into an Investment Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch provides day-to-day discretionary management of a portion of the Emerging Markets Fund’s assets attributed to it in accordance with the Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Fund’s Board of Trustees and IMCO. Batterymarch is compensated directly by IMCO and not by the Fund.

Batterymarch is a registered investment adviser founded in 1969 and located at John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116. Batterymarch provides asset management services primarily for corporations, pension plans, investment companies (including mutual funds), endowments, foundations, and state and municipal and foreign governmental entities. As of June 30, 20109, Batterymarch had assets under management of approximately $xx.xx billion.

MFS Investment Management (MFS)

We have entered into an Investment Subadvisory Agreement with MFS Investment Management (MFS), under which MFS provides day-to-day discretionary management of the International and World Growth Funds’ assets in accordance with each Fund’s investment objective, policies, and restrictions, subject to the general supervision of the Funds’

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Board of Trustees and IMCO. MFS is compensated directly by IMCO and not by the Fund.

MFS, a registered investment adviser, is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). As of June 30, 2010, net assets under the management of MFS were approximately $xxx billion. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

CHANGE OF SUBADVISERS

We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund’s Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. As a result, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

PORTFOLIO MANAGERS

EMERGING MARKETS FUND ADVISER SHARES

The Boston Company

D. Kirk Henry, CFA, is the executive vice president & director of International Value Equity at The Boston Company. Mr. Henry joined The Boston Company in 1994 to spearhead the firm’s international value equity group. He serves as the lead Portfolio Manager for all International Value and Emerging Markets Value strategies at The Boston Company and has managed the Fund since June 2002.

Carolyn M. Kedersha, CFA, CPA, joined The Boston Company in 1988. She serves as a senior vice president and senior portfolio manager. As a member of the portfolio management team, Ms. Kedersha conducts research on companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America and has managed the Fund since June 2002.

54 | USAA Funds

Warren Skillman, joined The Boston Company in 2005. He serves as a vice president and portfolio manager. As a member of the portfolio management team, Mr. Skillman provides research on emerging markets. Prior to joining The Boston Company, Mr. Skillman was a portfolio manager with Newgate Capital (2004 - 2005). There, he was head of Latin America and South Africa for their Global Emerging Markets strategy. Before working at Newgate, he spent several years at State Street Global Advisors (1997 - 2003), where he filled many roles, including Emerging Markets Portfolio Manager and Global Active Equity Product Analyst. He has managed the Fund since July 2007.

Batterymarch

At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.

Batterymarch’s Emerging Markets investment team manages a portion of this Fund. Members of the investment team may change from time to time. David Lazenby, CFA, is responsible for the strategic oversight of the Fund’s investments. His focus is on portfolio structure, and he is primarily responsible for ensuring that the Fund complies with its investment objective, guidelines and restrictions, and Batterymarch’s current investment strategies.

David W. Lazenby, CFA, director and senior portfolio manager, has been a member of the Emerging Markets team since joining Batterymarch in 1987 and was named director of the team in 2003. He has managed the Fund since October 2006. Mr. Lazenby is a founding board member of the Latin Investment Management Leadership Council. He has 21 years of investment experience. Education: B.A., Brigham Young University.

GNMA TRUST ADVISER SHARES

IMCO

Margaret “Didi” Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since June 2002. She has over 30 years of investment management experience and has worked for us for 10 years. Education: B.A., Radcliffe College; M.A. and Ph.D., University of Pennsylvania. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the New York Society of Securities Analysts.

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INTERNATIONAL FUND ADVISER SHARES

MFS

Marcus L. Smith, investment officer and non-U.S. equity portfolio manager, has been employed in the investment area of MFS since 1994 and has managed the Fund since June 2002.

Daniel Ling, investment officer and portfolio manager, has managed the Fund since October 2009. He has been employed in the investment area of MFS since 2006. Prior to 2006, Mr. Ling was an investment manager for Lion Capital Management in Singapore from 2000-2005.

PRECIOUS METALS AND MINERALS FUND ADVISER SHARES

IMCO

Mark W. Johnson, CFA, vice president of Equity Investments, has managed the Fund since January 1994. He has over 36 years of investment management experience and has worked for IMCO for 21 years. Education: B.B.A. and M.B.A., University of Michigan. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Dan Denbow, CFA, assistant vice president and portfolio manager, has co-managed the Fund since October 2008. Mr. Denbow has over 17 years of investment management experience and has worked for IMCO for 12 years. Education: B.B.A. and M.B.A., Texas Christian University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

WORLD GROWTH FUND ADVISER SHARES

MFS

David R. Mannheim, investment officer and portfolio manager, has been employed in the investment area of MFS since 1988 and has managed the Fund since June 2002.

Roger Morley, investment officer and portfolio manager, has been employed in the investment area of MFS since 2002 and has managed the Fund since October 2009.

ADDITIONAL INFORMATION ON PORTFOLIO MANAGEMENT

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund securities.

56 | USAA Funds

PURCHASES, REDEMPTIONS,
AND EXCHANGES

OPENING AN ACCOUNT

The Adviser Shares are separate share classes of their respective USAA Fund and are not a separate mutual fund. The Funds’ Adviser Shares are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Funds’ annual report, semiannual report, and statement of additional information are available from your financial intermediary or plan sponsor.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page xx for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request

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or payment after that time, the purchase will be effective on the next business day.

A Fund or a Fund’s distributor or transfer agent may enter into agreements with financial intermediaries, which hold Fund shares in omnibus accounts for their customers, under which the financial intermediaries are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized financial intermediary receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the financial intermediary after the time the Fund calculates its NAV.

MINIMUM INITIAL INVESTMENT

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

ADDITIONAL PURCHASES

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

REDEEMING AN ACCOUNT

Check with your financial intermediary for its policies on redemptions.Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, a Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in a Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order. For federal income tax purposes, a redemption of shares of a

58 | USAA Funds

Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

The Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND  REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

REDEMPTION FEES

The Emerging Market, International, Precious Metals and Minerals, and World Growth Funds may charge a 1% fee on Adviser Shares redeemed before they have been held for more than 60 days. The fee applies if you redeem Adviser Shares by selling or by exchanging to another fund. Shares you have held the longest wil be redeemed first.

Unlike sales charges or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Funds’ tranaction costs and that long-term investors do not subsidize the activities of short-term traders.

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the USAA Short-Term Bond Fund and the USAA Tax

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Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include:

■     Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

■     Each fund may use a fair value pricing service or other model to assist in establishing the current value of foreign securities held by any of the USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur between the close of certain foreign exchanges or markets and the time the USAA Funds calculate their NAV. Using fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities and to prevent dilution to long-term investors. Fair value pricing of a foreign security can result in the USAA Funds’ using a price that is higher or lower than the closing price of a foreign security for purposes of calculating a Fund’s NAV.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of the Fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same Fund

60 | USAA Funds

within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■     Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■     Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

■     Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular Fund or all Funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat each

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omnibus account as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular Fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all Funds or particular Funds, and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

62 | USAA Funds

■     Redeem an account with less than $250, with certain limitations; and

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

Each Fund listed in this prospectus is composed of multiple classes of shares. Each class has a common investment objective and investment portfolio. Only one class of shares is offered through this prospectus. The term “shares” as it relates to the Funds listed in this prospectus means the Adviser Shares offered through this prospectus. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Funds’ assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares of each Fund pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Funds, the Adviser Shares may continue to make payments under the plan even if a Fund terminates the sale of Adviser Shares to investors. Because these fees are paid

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out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the SAI. Each Fund offers another share class through a separate prospectus that may offer lower fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Funds that would otherwise be performed by the Funds’ transfer agent. In some circumstances, we will pay such service providers a fee for performing those services. Also, we and the Funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of a Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for a Fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of a Fund.

64 | USAA Funds

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of a Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund’s NAV may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, we and the subadviser, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign securities. The subadviser has agreed to notify us of events it identifies that may materially affect the value of the Fund’s foreign securities. If we determine that a particular event would materially affect the value of the Fund’s foreign securities, then we, under valuation procedures approved

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by the Funds’ Board of Trustees, will consider such available information that we deem relevant to determine a fair value for the affected foreign securities. In addition, a Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us in consultation with the Fund’s subadviser, if applicable, at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by a Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analyti-

66 | USAA Funds

cal data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund pays net investment income dividends at least annually. Ordinarily, any net realized capital gain distributions will be paid in December of each year. A Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, the Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all net investment income dividends and realized capital gain distributions in additional shares of the Fund. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any net investment income dividends or realized capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution date.

TAXES

This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Distributions that shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) the Fund’s net capital gain distributions from gains on the sale or exchange of a Fund’s capital assets held for more than one year.

■ Foreign

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose (foreign taxes) that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

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If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes. As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your U.S. federal income tax, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election, in which event it will report to you shortly after each taxable year your share of the foreign taxes it paid and its foreign-source income.

■ Shareholder Taxation

Dividends from net investment income and distributions of the excess of short-term capital gains over net long-term capital losses are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net capital gain (i.e., the excess of net long-term gain over net short-term capital loss) that the Fund realizes are taxable to you as long-term capital gains whether received in cash or reinvested in additional shares. These gains will qualify for a reduced capital gains rate for shareholders that are individuals.

WITHHOLDING

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

68 | USAA Funds

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund’s transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

REPORTING

You should contact your financial intermediary for the tax information that will be sent to you and reported to the IRS.

SHAREHOLDER MAILINGS

Through ongoing efforts to help reduce Fund expenses, each household will receive a single copy of each Fund’s most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact your financial intermediary to begin your individual delivery within 30 days of your request.

FINANCIAL HIGHLIGHTS

The Adviser Shares of the Funds first issued shares on August 1, 2010, and therefore have no financial history. As a point of comparison, however, the financial highlights tables below provide historical information about the Funds because the Adviser Shares participate in the Funds’ management program and investment portfolio. Had the Adviser Shares existed during the period reflected in the tables, some financial information would be different because of their higher anticipated expense ratios.

This information is based on a single share of each Fund outstanding throughout each of its fiscal years.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

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■ Emerging Markets Fund ■

	Year Ended December 31,
		2010	2009	2008	2007		2006
Net asset value at beginning of period	$		$24.47	$22.67	$16.82		$12.59
Income (loss) from investment operations:
Net investment income			0.23	0.29	0.14		0.13
Net realized and unrealized gain (loss)			(9.15)	3.99	5.93		4.21
Total from investment operations			(8.92)	4.28	6.07		4.34
Less distributions from:
Net investment income			(0.20)	(0.29)	(0.22)		(0.11)
Realized capital gains			(0.94)	(2.19)	–		–
Total distributions			(1.14)	(2.48)	(0.22)		(0.11)
Net asset value at end of period	$		$14.41	$24.47	$22.67		$16.82
Total return (%)*			(34.71)	18.78	36.23	(a)	34.52
Net assets at end of period (000)	$		$425,934.00	$622,436.00	$445,365.00		$314,876.00
Ratios to average net asset:**
Expenses (%)(b),(c)			1.79	1.51	1.65	(a)	1.61
Net investment income (%)			1.98	1.22	0.88		1.31
Portfolio turnover (%)			76	64	109		48

*      Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**      For the year ended May 31, 2009, average net assets were $372,135,000.

(a)      For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)      Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.01%)	(.02%)

          Represents less than 0.01% of average net assets

(c)      Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.80% of the Fund’s average net assets. From June 1, 2003, through February 29, 2004, the voluntary expense ratio was 2.10% of the Fund’s average annual net assets.

70 | USAA Funds

■ GNMA Trust ■

	Year Ended December 31,
	2010	2009	2008	2007		2006
Net asset value at beginning of period		$9.64	$9.45	$9.32		$9.76
Income (loss) from investment operations:
Net investment income		0.43	0.45	0.44		0.48
Net realized and unrealized gain (loss)		0.33	0.19	0.13		(0.44)
Total from investment operations		0.76	0.64	0.57		0.04
Less distributions from:
Net investment income		(0.43)	(0.45)	(0.44)		(0.48)
Net asset value at end of period	$	$9.97	$9.64	$9.45		$9.32
Total return (%)*		8.05	6.94	6.25	(a)	0.40
Net assets at end of period (000)	$	$564,253	$513,665	$504,626		$521,176
Ratios to average net assets:**
Expenses (%)(b)		0.55	0.51	0.52	(a)	0.49
Net investment income (%)		4.38	4.74	4.69		4.46
Portfolio turnover (%)		20	11	14		26

*     Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**     For the year ended May 31, 2009, average net assets were $535,997,000.

(a)     For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)     Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

Prospectus| 71

■ International Fund ■

	Year Ended December 31,
	2010	2009	2008	2007		2006
Net asset value at beginning of period	$	$27.77	$29.35	$25.85		$21.32
Income (loss) from investment operations:
Net investment income		0.35	0.51	0.20		0.72
Net realized and unrealized gain (loss)		(9.35)	(0.13)	6.00		5.09
Total from investment operations		(9.00)	0.38	6.20		5.81
Less distributions from:
Net investment income		(0.44)	(0.41)	(0.56)		(0.21)
Realized capital gains		(0.25)	(1.55)	(2.14)		(1.07)
Total distributions		(0.69)	(1.96)	(2.70)		(1.28)
Net asset value at end of period	$	$18.08	$27.77	$29.35		$25.85
Total return (%)*		(32.16)	1.32	24.99	(a)	27.90
Net assets at end of period (000)	$	$1,048,966	$1,526,020	$1,505,679		$1,001,141
Ratios to average net assets:**
Expenses (%)(b)		1.31	1.14	1.20	(a)	1.20
Net investment income (%)		1.89	1.94	1.21		3.29
Portfolio turnover (%)		22	32	38		44

*       Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**     For the year ended May 31, 2009, average net assets were $1,036,109,000.

(a)    For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)    Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.00%)†	(.01%)

†  Represents less than 0.01% of average net assets.

72 | USAA Funds

■ Precious Metals and Minerals Fund ■

		Year Ended December 31,
	2010	2009	2008	2007		2006
Net asset value at beginning of period	$	$35.52	$28.86	$26.77		$13.60
Income (loss) from investment operations:
Net investment income (loss)(a)		(0.07)	(0.08)	0.07		0.07
Net realized and unrealized gain (loss)(a)		(3.37)	9.59	4.56		13.26
Total from investment operations(a)		(3.44)	9.51	4.63		13.33
Less distributions from:
Net investment income		(0.01)	(0.59)	(0.76)		–
Realized capital gains		(2.58)	(2.26)	(1.78)		(0.16)
Total distributions		(2.59)	(2.85)	(2.54)		(0.16)
Net asset value at end of period	$	$29.49	$35.52	$28.86		$26.77
Total return (%)*		(4.26)	34.24	17.70	(b)	98.39
Net assets at end of period (000)	$	$1,261,040	$1,214,032	$816,468		$580,539
Ratios to average net assets:**
Expenses (%)(c)		1.31	1.19	1.21	(b)	1.21
Net investment income (loss) (%)		(0.31)	(0.24)	0.27		0.33
Portfolio turnover (%)		28	28	12		29

*     Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**     For the year ended May 31, 2009, average net assets were $919,403,000.

(a)     Calculated using average shares. For the year ended May 31, 2009, average shares were 38,396,000.

(b)     For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)     Reflects total operating expenses of the Fund before any reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.01%)	(.01%)	(.00%)†	(.01%)

† Represents less than 0.01% of average net assets.

Prospectus| 73

■ World Growth Fund ■

		Year Ended December 31,
	2010	2009	2008	2007		2006
Net asset value at beginning of period	$	$20.15	$21.57	$19.31		$17.55
Income (loss) from investment operations:
Net investment income		0.18	0.19	0.19		0.37
Net realized and unrealized gain (loss)		(6.34)	(0.08)	4.2		2.84
Total from investment operations		(6.16)	0.11	4.39		3.21
Less distributions from:
Net investment income		(0.21)	(0.18)	(0.42)		(0.08)
Realized capital gains		(0.31)	(1.35)	(1.71)		(1.37)
Total distributions		(0.52)	(1.53)	(2.13)		(1.45)
Net asset value at end of period	$	$13.47	$20.15	$21.57		$19.31
Total return (%)*		(30.32)	0.36	23.69	(a)	19
Net assets at end of period (000)	$	$364,118	$549,234	$566,673		$408,659
Ratios to average net assets:**
Expense (%) (b)		1.42	1.24	1.30	(a)	1.26
Net investment income(%)		1.31	1.01	1.31		2.15
Portfolio turnover (%)		20	28	29		44

*          Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from Lipper reported return.

**        For the year ended May 31, 2009, average net assets were $383,873,000.

(a)        For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent’s fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)       Reflects total operating expenses of the Fund before deductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:
(.00%)†	(.00%)†	(.01%)	(.01%)

†  Represents less than 0.01% of average net assets.

74 | USAA Funds

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76 | USAA Funds

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78 | USAA Funds

Prospectus| 79

80 | USAA Funds

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds’ statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds’ annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the IDEA database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

[USAA EAGLE LOGO (R)] We know what it means to serve.(R)	[Graphic omitted]

xxxxx-0810	Investment Company Act File No. 811-7852	©2010, USAA. All rights reserved.	Recycled Paper

Part A

Prospectus for the
Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and
Tax Exempt Short-Term Fund

Adviser Shares Class

Included herein

[Missing graphic]

PROSPECTUS
USAA ADVISER SHARES
AUGUST 1, 2010

Tax Exempt Long-Term Fund
Tax Exempt Intermediate-Term Fund
Tax Exempt Short-Term Fund

The Funds listed in this propsectus are available for purchase generally through financial intermediaries by investors who seek advice from them.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Tax Exempt Long-Term Fund
Investment Objective	x
Fees and Expenses	x
Principal Investment Strategy	x
Principal Risks	x
Performance	x
Investment Adviser	x
Portfolio Managers	x
Purchase and Sale of Fund Shares	x
Tax Information	x
Payments to Broker-Dealers and Other Financial Intermediaries	x
Tax Exempt Intermediate-Term Fund
Investment Objective	x
Fees and Expenses	x
Principal Investment Strategy	x
Principal Risks	x
Performance	x
Investment Adviser	x
Portfolio Managers	x
Purchase and Sale of Fund Shares	x
Tax Information	x
Payments to Broker-Dealers and Other Financial Intermediaries	xx
Tax Exempt Short-Term Fund
Investment Objective	xx
Fees and Expenses	xx
Principal Investment Strategy	xx
Principal Risks	xx
Performance	xx
Investment Adviser	xx
Portfolio Manager	xx
Purchase and Sale of Fund Shares	xx
Tax Information	xx
Payments to Broker-Dealers and Other Financial Intermediaries	xx
Additional Fund Information	xx
Tax Exempt Long-Term Fund	xx
Tax Exempt Intermediate-Term Fund	xx
Tax Exempt Short-Term Fund	xx
Risks	xx
Portfolio Holdings	xx
Fund Management	xx
Portfolio Managers	xx
Purchases, Redemptions, and Exchanges	xx

Other Important Information About Purchases
and Redemptions	xx
Multiple Class Information	xx
Shareholder Information	xx
Financial Highlights	xx
Appendix A	xx

INVESTMENT OBJECTIVE

The Tax Exempt Long-Term Fund (the Fund) has an objective of providing investors with interest income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.23%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.28% for the Fund by 0.05% for the fiscal year ended March 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’ Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA Tax Exempt Long-Term Fund

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is 10 years or more.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its

Prospectus | 3

maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

4 | USAA Tax Exempt Long-Term Fund

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	22.09%
2008	-12.53%
2007	0.61%
2006	4.80%
2005	3.82%
2004	5.60%
2003	7.02%
2002	9.70%
2001	4.33%
2000	12.11%

SIX-MONTH YTD TOTAL RETURN
xx.xx% (6/30/10)

WORST QUARTER*	BEST QUARTER*
5.30% 3rd Qtr. 2002	–7.32% 4th Qtr. 2008

        * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction

Prospectus | 5

that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from the following table.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■

For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	3/19/1982
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and
Sale of Fund Shares	-x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital Municipal Bond Index (reflects no
deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper General Municipal Debt Funds Index (reflects
no deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

6 | USAA Tax Exempt Long-Term Fund

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

Prospectus | 7

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8 | USAA Tax Exempt Long-Term Fund

INVESTMENT OBJECTIVE

The Tax Exempt Intermediate-Term Fund (the Fund) has an objective of providing investors with interest income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.25%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.28% for the Fund by 0.03% for the fiscal year ended March 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Prospectus | 9

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is between three and 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates

10 | USAA Tax Exempt Intermediate-Term Fund

fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 11

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	18.28%
2008	-7.33%
2007	1.91%
2006	4.55%
2005	3.09%
2004	4.27%
2003	5.18%
2002	7.69%
2001	5.55%
2000	9.83%

SIX-MONTH YTD TOTAL RETURN
x.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
3.66% 4th Qtr. 2000	–4.12% 4th Qtr. 2008

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction

12 | USAA Tax Exempt Intermediate-Term Fund

that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from the following table.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■

For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	3/19/1982
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital Municipal Bond Index (reflects no
deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Intermediate Municipal Debt Funds
Index (reflects no deduction for taxes)	x.xx%	x.xx%	x.xx%	N/A

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010 and co-managed since June 2003.

Prospectus | 13

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

14 | USAA Tax Exempt Intermediate-Term Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 15

INVESTMENT OBJECTIVE

The Tax Exempt Short-Term Fund (the Fund) has an objective of providing investors with interest income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.32%(a)
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.28% for the Fund by 0.04% for the fiscal year ended March 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$	$	$	$

16 | USAA Tax Exempt Short-Term Fund

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover was 16% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is three years or less.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher

Prospectus | 17

market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

Some tax-exempt securities, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as “structural risk.” For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

18 | USAA Tax Exempt Short-Term Fund

■ RISK/RETURN BAR CHART ■

Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	6.88%
2008	1.32%
2007	3.32%
2006	3.54%
2005	1.78%
2004	1.52%
2003	2.97%
2002	5.01%
2001	5.10%
2000	6.03%

SIX-MONTH YTD TOTAL RETURN
x.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
2.01% 2nd Qtr. 2002	–0.85% 2nd Qtr. 2004

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction

Prospectus | 19

that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■

For The Periods Ended December 31, 2009
	Past	Past	Past	Since Inception
	1 Year	5 Years	10 Years	3/19/1982
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital Municipal Bond Index
(reflects no deduction for fees, expenses,
or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Short Municipal Debt Funds Index
(reflects no deduction for taxes)	x.xx%	x.xx%	x.xx%	N/A

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010 co-managed the Fund since June 2003.

20 | USAA Tax Exempt Short-Term Fund

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

Prospectus | 21

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | USAA Tax Exempt Short-Term Fund

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■     What is each Fund’s investment objective?

Each Fund has a common objective of providing investors with interest income that is exempt from federal income tax. Each Fund has separate investment policies to achieve its objective. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRTEGY

■     What is each Fund’s principal investment strategy?

Each Fund primarily invests its assets in investment-grade securities whose income, in the opinion of counsel to the issuer, is excluded from gross income for federal income tax purposes (referred to herein as “tax-exempt securities”), but may be subject to state and local taxes.

These securities include municipal debt obligations that have been issued by states and their political subdivisions and duly constituted state and local authorities and corporations, as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, or Guam. Tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■     What types of tax-exempt securities will be included in each Fund’s portfolio?

Each Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■     general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

Prospectus | 23

■     revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■     municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Funds’ Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■     industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

■     inverse floating rate securities, the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds may invest in securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Up to 10% of each of the Funds’ net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in underlying municipal bonds (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of

24 | USAA Tax Exempt  Funds

the underlying bond because of the leveraged nature of the investment. The Funds may seek to buy these securities at attractive values and yields that over time more than compensate the Funds for the securities’ price volatility.

■     when-issued and delayed-delivery securities, each Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■     synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

■     tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■     variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

In addition, up to 15% of each of the Funds’ net assets may be invested in securities that are illiquid. Illiquid securities are generally securities

Prospectus | 25

that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

■     What are the differences among the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds?

The differences in the Funds are in the weighted average maturities of all the securities in the portfolios. Generally, the longer the maturity, the higher the yield and the greater the price volatility.

Portfolio Weighted
Fund	Average Maturity
Tax Exempt Long-Term	10 years or more
Tax Exempt Intermediate-Term	3–10 years
Tax Exempt Short-Term	3 years or less

Within these limitations, a Fund may purchase individual securities with stated maturities greater or less than the Fund’s weighted average maturity limits. In determining a security’s maturity for purposes of calculating a Fund’s weighted average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the weighted average maturities of these Funds’ portfolios, see Investment Policies in the statement of additional information (SAI).

■     Are each Fund’s investments diversified in many different issuers?

Each Fund is considered diversified under the federal securities laws, which means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund’s assets. With respect to the remaining 25% of each Fund’s assets, we could invest more than 5% in any one, or more, issuers. For further discussion of diversification, see Investment Policies in the SAI.

We also may not invest more than 25% of a Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to

26 | USAA Tax Exempt  Funds

U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     Do the Funds purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the Funds be subject to federal income tax?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt income in the following ways:

■     Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

■     Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■     Distributions of both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the Funds be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since their inception, each Fund has not distributed any income that is a tax preference item

Prospectus | 27

for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

■     What is the credit quality of the Funds’ investments?

Under normal market conditions, we will invest each Fund’s assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co., Inc. (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities
Moody’s	At least Baa 3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, each Fund may invest up to 10% of its assets that at the time of purchase (Tax Exempt Short-Term Fund may invest up to 5% of its assets at the time of purchase) are below-investment-grade securities. Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the

28 | USAA Tax Exempt  Funds

same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Funds’ SAI.

■     How are the decisions to buy and sell securities made?

We manage the tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

TEMPORARY DEFENSIVE MEASURE

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

RISKS

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities. The securities in each Fund’s portfolio are subject to credit risk. The Funds accept some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

■     Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade

Prospectus | 29

securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■     When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolios.

■     Diversifying the Funds’ portfolios by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If a Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Interest Rate Risk: The possibility that the value of each Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■     If interest rates increase, the yield of each Fund may increase. In addition, the market value of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ secu-

30 | USAA Tax Exempt  Funds

rities will likely decline, adversely affecting each Fund’s NAV and total return.

■     If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ securities may increase, which would likely increase each Fund’s NAV and total return.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s managers will not produce the desired results. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ managers will produce the desired results.

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

■     Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

■     Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Structural Risk: Some tax-exempt securities, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special

Prospectus | 31

risks, referred to as “structural risk.” For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

The absence of an active secondary market for certain variable- and floating-rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. Variable- and floating-rate instruments held by a Fund will be subject to a Fund’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable-rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Fund. For additional information about the Fund’s investment policies and the types of securities in which the Fund’s assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

32 | USAA Tax Exempt  Funds

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $xxbillion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the Funds pay us an investment management fee for each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds, which is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of each Fund relative to the performance of the Lipper General Municipal Debt Funds Index, Lipper Intermediate Municipal Debt Funds Index, and Lipper Short Municipal Debt Funds Index, respectively. The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of twenty-eight one-hundredths of one percent (0.28%) of each Fund’s average net assets.

PERFORMANCE ADJUSTMENT

Each Fund’s performance adjustment is calculated monthly by comparing each Fund’s performance to that of its respective Lipper index over

Prospectus | 33

the performance period. The performance period for each Fund consists of the current month plus the previous 35 months.

Each Fund’s performance adjustment is calculated monthly by comparing the performance of the Funds’ Adviser Shares to that of the appropriate Lipper index over the performance period. The performance period for the Funds’ Adviser Shares consists of the current month plus the previous 35 months. For purposes of calculating the performance adjustment, the performance of a Fund’s Adviser Shares will include the performance of the original class of shares of the Fund for periods prior to August 1, 2010.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1
+/– 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

1  Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, Fund will pay a positive performance fee adjustment for a performance period whenever a Fund outperforms its respective Lipper index over that period, even if the Fund had an overall negative return during the performance period. For the most recent fiscal year, the performance adjustment increased/(decreased) the management fee for the Tax Exempt Long-Term Fund by (0.05%), the Tax Exempt Intermediate-Term Fund by (0.04%), and the Tax Exempt Short-Term Fund by 0.05%.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’

34 | USAA Tax Exempt  Funds

transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

PORTFOLIO MANAGERS

TAX EXEMPT LONG-TERM FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006. He has 20 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

TAX EXEMPT INTERMEDIATE-TERM FUND AND
TAX EXEMPT SHORT-TERM FUND

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Funds since June 2003. She has 15 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Southwest Texas State University; M.B.A., University of Texas at San Antonio. Ms. Shafer is a Certified Public Accountant and holds the CFA designation. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

PURCHASES, REDEMPTIONS,
AND EXCHANGES

OPENING AN ACCOUNT

The Adviser Shares are separate share classes of their respective USAA Fund and are not a separate mutual fund. The Funds’ Adviser Shares are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment

Prospectus | 35

advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Funds’ annual report, semiannual report, and statement of additional information are available from your financial intermediary or plan sponsor.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page xx for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request or payment after that time, the purchase will be effective on the next business day.

A Fund or a Fund’s distributor or transfer agent may enter into agreements with financial intermediaries, which hold Fund shares in omnibus accounts for their customers, under which the financial intermediaries are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized financial intermediary receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent

36 | USAA Tax Exempt  Funds

even though the orders may be transmitted to the Fund by the financial intermediary after the time the Fund calculates its NAV.

MINIMUM INITIAL INVESTMENT

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

ADDITIONAL PURCHASES

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

REDEEMING AN ACCOUNT

Check with your financial intermediary for its policies on redemptions.Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, a Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in a Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order. For federal income tax purposes, a redemption of shares of a Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

The Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

Prospectus | 37

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND  REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the USAA Short-Term Bond Fund and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the USAA Short-Term Bond Fund and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best inter-

38 | USAA Tax Exempt  Funds

est of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of the Fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same Fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■     Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■     Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

■     Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular Fund or all Funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

Prospectus | 39

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat each omnibus account as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular Fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all Funds or particular Funds, and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

40 | USAA Tax Exempt  Funds

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

Each Fund listed in this prospectus is composed of multiple classes of shares. Each class has a common investment objective and investment portfolio. Only one class of shares is offered through this prospectus. The term “shares” as it relates to the Funds listed in this prospectus means the Adviser Shares offered through this prospectus. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Funds’ assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares of each Fund pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distri-

Prospectus | 41

bution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Funds, the Adviser Shares may continue to make payments under the plan even if a Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the SAI. Each Fund offers another share class through a separate prospectus that may offer lower fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Funds that would otherwise be performed by the Funds’ transfer agent. In some circumstances, we will pay such service providers a fee for performing those services. Also, we and the Funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of a Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for a Fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the

42 | USAA Tax Exempt  Funds

distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of a Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities of the Funds with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Funds’ Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining maturities of 60 days or less. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Prospectus | 43

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by Funds include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date and continue to accrue to the effective date of redemption.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We automatically will reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the Tax Exempt Funds will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your

44 | USAA Tax Exempt  Funds

account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal income tax, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the AMT. As discussed earlier on page xx, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

■ WITHHOLDING

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer

Prospectus | 45

agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

■ REPORTING

You should contact your financial intermediary for the tax information that will be sent to you and reported to the IRS.

SHAREHOLDER MAILINGS

■ HOUSEHOLDING

Through ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact your financial intermediary to begin your individual delivery within 30 days of your request.

FINANCIAL HIGHLIGHTS

The Adviser Shares of the Funds first issued shares on August 1, 2010, and therefore have no financial history. As a point of comparison, however, the financial highlights tables below provide historical information about the Funds because the Adviser Shares participate in the Funds’ management program and investment portfolio. Had the Adviser Shares existed during the period reflected in the tables, some financial information would be different because of their higher anticipated expense ratios.

This information is based on a single share of each Fund outstanding throughout each of its fiscal years.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

46 | USAA Tax Exempt  Funds

■ Tax Exempt Long-Term Fund ■

	Year Ended March 31,
	2010	2009	2008	2007	2006
Net asset value at beginning of period	$	$12.97	$13.91	$13.94	$14.01
Income (loss) from investment operations:
Net investment income		0.66	0.64	0.62	0.62
Net realized and unrealized gain (loss)		(1.35)	(0.90)	0.11	(0.04)
Total from investment operations		(0.69)	(0.26)	0.73	0.58
Less distributions from:
Net investment income		(0.66)	(0.64)	(0.62)	(0.62)
Realized capital gains		(0.03)	(0.04)	(0.14)	(0.03)
Total distributions		(0.69)	(0.68)	(0.76)	(0.65)
Net asset value at end of period	$	$11.59	$12.97	$13.91	$13.94
Total return (%)*		(5.34)	(1.98)	5.33	4.18
Net assets at end of period (000)	$	$2,029,981	$2,303,256	$2,446,313	$2,382,893
Ratios to average net assets:**
Expenses (%)(a)		0.44	0.48	0.55	0.55
Net investment income (%)		5.42	4.71	4.45	4.38
Portfolio turnover (%)		13	32	36	26

*      Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $x,xxx,xxx,000.

(a)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.01%)	(.00%)†	(.00%)†

           †  Represent less than 0.01% of average net assets.

Prospectus | 47

■ Tax Exempt Intermediate-Term Fund ■

	Year Ended March 31,
	2010	2009	2008	2007		2006
Net asset value at beginning of period	$	$12.64	$13.17	$13.07		$13.16
Income (loss) from investment operations:
Net investment income		0.59	0.56	0.55		0.55
Net realized and unrealized gain (loss)		(0.74)	(0.51)	0.10		(0.07)
Total from investment operations		(0.15)	0.05	0.65		0.48
Less distributions from:
Net investment income		(0.59)	(0.56)	(0.55)		(0.55)
Realized capital gains		(0.02)	(0.02)	0.00	(a)	(0.02)
Total distributions		(0.61)	(0.58)	(0.55)		(0.57)
Net asset value at end of period	$	$11.88	$12.64	$13.17		$13.07
Total return (%)*		(1.22)	0.44	5.10	(b)	3.69
Net assets at end of period (000)	$	$2,419,273	$2,677,927	$2,830,190		$2,782,611
Ratios to average net assets:**
Expenses (%)(c)		0.45	0.51	0.56	(b)	0.55
Net investment income (%)		4.81	4.35	4.19		4.15
Portfolio turnover (%)		13	21	23		22

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $x,xxx,xxx,000.

(a)	Represents less than $0.01 per share.

(b)
For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.01%)	(.00%)†	(.00%)†

†	Represents less than 0.01% of average net assets.

48 | USAA Tax Exempt  Funds

■ Tax Exempt Short-Term Fund ■

	Year Ended March 31,
	2010	2009	2008	2007	2006
Net asset value at beginning of period	$	$10.59	$10.6	$10.59	$10.68
Income (loss) from investment operations:
Net investment income		0.45	0.41	0.39	0.34
Net realized and unrealized gain (loss)		(0.20)	(0.01)	0.01	(0.09)
Total from investment operations		0.25	0.4	0.4	0.25
Less distributions from:
Net investment income		(0.46)	(0.41)	(0.39)	(0.34)
Net asset value at end of period	$	$10.38	$10.59	$10.6	$10.59
Total return (%)*		2.38	3.84	3.79	2.4
Net assets at end of period (000)	$	$1,211,460	$1,020,505	$1,066,679	$1,160,117
Ratios to average net assets:**
Expenses (%)(a)		0.56	0.55	0.55	0.56
Net investment income (%)		4.36	3.86	3.64	3.22
Portfolio turnover (%)		24	26	35	24

*     Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**     For the year ended March 31, 2010, average net assets were $x,xxx,xxx,000.

(a)     Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%) †	(.01%)	(.00%) †	(.01%)

†	Represents less than 0.01% of average net assets.

Prospectus | 49

APPENDIX A

Taxable-Equivalent Yield Table for 2009

Assuming a Federal Marginal Tax Rate of:

To Match a Tax-Free Yield of:                       A Fully Taxable Investment Would Have to Pay You:

	25.00%	28.00%	33.00%	35.00%

1.00%	1.33%	1.39%	1.49%	1.54%
1.50%	2.00%	2.08%	2.24%	2.31%
2.00%	2.67%	2.78%	2.99%	3.08%
2.50%	3.33%	3.47%	3.73%	3.85%
3.00%	4.00%	4.17%	4.48%	4.62%
3.50%	4.67%	4.86%	5.22%	5.38%
4.00%	5.33%	5.56%	5.97%	6.15%
4.50%	6.00%	6.25%	6.72%	6.92%
5.00%	6.67%	6.94%	7.46%	7.69%
5.50%	7.33%	7.64%	8.21%	8.46%
6.00%	8.00%	8.33%	8.96%	9.23%
6.50%	8.67%	9.03%	9.70%	10.00%
7.00%	9.33%	9.72%	10.45%	10.77%

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

The information shown in this chart does not reflect the impact of state and local taxes.

50 | USAA Tax Exempt  Funds

Prospectus | 51

52 | USAA Tax Exempt  Funds

Prospectus | 53

54 | USAA Tax Exempt  Funds

Prospectus | 55

56 | USAA Tax Exempt  Funds

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds’ statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds’ annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the IDEA database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

[USAA EAGLE LOGO (R)] We know what it means to serve.(R)	[Graphic omitted]

xxxxx-0810	Investment Company Act File No. 811-7852	©2010, USAA. All rights reserved.	Recycled Paper

Part A

Prospectus for the
California Bond Fund, New York Bond Fund, and
Virginia Bond Fund

Adviser Shares Class

Included herein

[Missing USAA EAGLE LOGO]

PROSPECTUS
USAA ADVISER SHARES
AUGUST 1, 2010

   California Bond Fund
   New York Bond Fund
   Virginia Bond Fund

The Share Classes listed in this propsectus are available for purchase generally through financial intermediaries by investors who seek advice from them and are offered only to residents of the specific states listed. The delivery of this prospectus is not an offer in any state where shares of the state-specific funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

California Bond Fund
	Investment Objective	x
	Fees and Expenses	x
	Principal Investment Strategy	x
	Principal Risks	x
	Performance	x
	Investment Adviser	x
	Portfolio Managers	x
	Purchase and Sale of Fund Shares	x
	Tax Information	x
	Payments to Broker-Dealers and Other Financial Intermediaries	x
New York Bond Fund
	Investment Objective	x
	Fees and Expenses	x
	Principal Investment Strategy	x
	Principal Risks	x
	Performance	x
	Investment Adviser	x
	Portfolio Managers	x
	Purchase and Sale of Fund Shares	x
	Tax Information	x
	Payments to Broker-Dealers and Other Financial Intermediaries	xx
Virginia Bond Fund
	Investment Objective	xx
	Fees and Expenses	xx
	Principal Investment Strategy	xx
	Principal Risks	xx
	Performance	xx
	Investment Adviser	xx
	Portfolio Manager	xx
	Purchase and Sale of Fund Shares	xx
	Tax Information	xx
	Payments to Broker-Dealers and Other Financial Intermediaries	xx

Additional Fund Information		xx
	California Bond Fund	xx
	New York Bond Fund	xx
	Virginia Bond Fund	xx
Risks		xx
Portfolio Holdings		xx
Fund Management		xx
Portfolio Managers		xx
Purchases, Redemptions, and Exchanges		xx

Other Important Information about Purchases and Redemptions	xx
Multiple Class Information	xx
Shareholder Information	xx
Financial Highlights	xx

INVESTMENT OBJECTIVE

The California Bond Fund (the Fund) is a tax-exempt bond fund with an objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.xx%(a)
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.xx% for the Fund by 0.0x% for the fiscal year ended March 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’ Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA California Bond Fund

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade California securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of California tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general,

Prospectus | 3

when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

4 | USAA California Bond Fund

■ RISK/RETURN BAR CHART ■
[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	0.44%
2008	2.29%
2007	3.22%
2006	2.98%
2005	1.98%
2004	0.79%
2003	0.73%
2002	1.20%
2001	2.41%
2000	3.34%

SIX-MONTH YTD TOTAL RETURN

xx.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
5.30% 3rd Qtr. 2002	–7.32% 4th Qtr. 2008

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your finan-

Prospectus | 5

cial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	8/1/1989
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital Municipal
Bond Index (reflects no deduction
for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper California Municipal
Debt Funds Index (reflects no
deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

6 | USAA California Bond Fund

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal and California personal income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

Prospectus | 7

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8 | USAA California Bond Fund

INVESTMENT OBJECTIVE

The New York Bond Fund (the Fund) is a tax exempt bond fund with an objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.xx%(a)
Distribution and Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.xx% for the Fund by 0.0x% for the fiscal year ended March 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Prospectus | 9

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund primarily invests in long-term investment-grade New York securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of New York tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In gen-

10 | USAA New York Bond Fund

eral, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns show are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Prospectus | 11

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	16.98%
2008	-7.76%
2007	1.19%
2006	4.55%
2005	3.75%
2004	4.74%
2003	5.57%
2002	9.54%
2001	4.38%
2000	14.86%

SIX-MONTH YTD TOTAL RETURN

x.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
3.66% 4th Qtr. 2000	–4.12% 4th Qtr. 2008

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Contact your finan-

12 | USAA New York Bond Fund

cial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	10/10/1990
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital Municipal
Bond Index (reflects no deduction
for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper New York Municipal
Debt Funds Index (reflects no
deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since March 2010.

Prospectus | 13

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

This Fund is not recommended for investment retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax and New York State and New York City personal income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

14 | USAA New York Bond Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 15

INVESTMENT OBJECTIVE

The Virginia Bond Fund (the Fund) is a tax-exempt bond fund with an objective of providing Virginia investors with interest income that is exempt from federal and Virginia state income taxes.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.xx%(a)
Distribution and Service (12b-1) Fees	.25%
Other Expenses(b)	.xx%
Total Annual Operating Expenses	.xx%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment increased the base management fee of 0.xx% for the Fund by 0.0x% for the fiscal year ended March 31, 2010.

(b)	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund’s Adviser Shares with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxx	$x,xxx

16 | USAA Virginia Bond Fund

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover was XX% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade Virginia securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of Virginia tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher

Prospectus | 17

market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund’s Adviser Shares were first offered on August 1, 2010, and do not have a full calendar year of performance history. The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The returns shown are for another share class not offered in this prospectus that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

18 | USAA Virginia Bond Fund

■ RISK/RETURN BAR CHART ■

[Barchart]
Annual Returns for Periods Ended December 31

CALENDER YEAR	TOTAL RETURN
2009	0.32%
2008	2.13%
2007	3.19%
2006	2.97%
2005	1.99%
2004	0.75%
2003	0.63%
2002	0.96%
2001	2.38%
2000	3.73%

 SIX-MONTH YTD TOTAL RETURN

x.xx% (6/30/10)

BEST QUARTER*	WORST QUARTER*
2.01% 2nd Qtr. 2002	–0.85% 2nd Qtr. 2004

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the average annual total returns for another share class not offered in this prospectus compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss

Prospectus | 19

occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. Conact your financial intermediary for the most current price, total return, and yield information.

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	10/10/1990
Return Before Taxes	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions	x.xx%	x.xx%	x.xx%	x.xx%

Return After Taxes
on Distributions and
Sale of Fund Shares	x.xx%	x.xx%	x.xx%	x.xx%

Barclays Capital Municipal
Bond Index (reflects no deduction
for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%	x.xx%

Lipper Virginia Municipal
Debt Funds Index (reflects no
deduction for taxes)	x.xx%	x.xx%	x.xx%	x.xx%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

20 | USAA Virginia Bond Fund

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

TAX INFORMATION

This Fund is not recommended for investment retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal and Virginia state income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

Prospectus | 21

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a financial intermediary, the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | USAA Virginia Bond Fund

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

ADDITIONAL FUND INFORMATION

California Bond Fund: Shares of the California Funds are offered only to California residents. The delivery of this prospectus is not an offer in any state where shares of the California Funds may not lawfully be made.

■     What is the California Bond Fund’s investment objective?

The Fund has an objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The Fund’s Board of Trustees may change the Fund’s investment objective without shareholder approval.

■     What is the California Bond Fund’s principal investment strategy?

The Fund primarily invests its assets in securities issued by the state of California, its political subdivisions and instrumentalities, and by other government entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and is exempt from California state income taxes.

These securities include municipal debt obligations that have been issued by California and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as California tax-exempt securities. California tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■      What types of tax-exempt securities will be included in the California Bond Fund’s portfolio?

The Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■      general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

Prospectus | 23

■      revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■      municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Fund’s Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■      industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■      inverse floating rate securities, the Fund may invest in securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Up to 10% of the Fund’s net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in underlying municipal bonds (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the invest-

24 | USAA State-Specific Funds

ment. The Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

■      when-issued and delayed delivery securities, the Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■      synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice..

■      tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■
variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

In addition, up to 15% of the Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

Prospectus | 25

■     What percentage of the California Bond Fund’s assets will be invested in California tax-exempt securities?

During normal market conditions, at least 80% of the Fund’s net assets will consist of California tax-exempt securities. This policy may only be changed by a shareholder vote.

In addition to California tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal and state personal income taxes, and as such, we may invest up to 20% of the Fund’s net assets in these securities.

■     Are the California Bond Fund’s investments diversified in many different issuers?

The Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of the Fund’s assets. With respect to the remaining 25% of the Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. The Fund, of course, is concentrated geographically through the purchase of California tax-exempt securities. For further discussion of diversification, see Investment Policies in the statement of additional information (SAI).

We also may not invest more than 25% of the Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     What are the potential risks associated with concentrating such a large portion of the California Bond Fund’s assets in one state?

The Fund is subject to credit and interest rate risks, as previously described, which could be magnified by the Fund’s concentration in California issuers. California tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of California issuers to pay interest or repay principal in a timely

26 | USAA State-Specific Funds

manner. Therefore, the Fund is affected by events within California to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Fund’s investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Fund’s valuation.

An investment in the Fund may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for California tax-exempt securities for an extended period of time:

■      Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■      Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■      Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■      Bankruptcy or financial distress of a prominent municipal issuer within the state.

■      Economic issues that affect critical industries or large employers or that weaken real estate prices.

■      Reductions in federal or state financial aid.

■      Imbalance in the supply and demand for the state’s municipal securities.

■      Developments that may change the tax treatment of California tax-exempt securities.

In addition, because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Other considerations affecting the Funds’ investments in California tax-exempt securities are summarized in the SAI under Special Risk Considerations.

Prospectus | 27

■     Does the California Bond Fund purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Fund are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Fund. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the California Bond Fund be subject to federal income tax?

During normal market conditions, at least 80% of the Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes and will be exempt from California state income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing the Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt income in the following ways:

■      Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

■      Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■      Distributions of both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the California Bond Fund be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of the Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since its inception, the Fund has not distributed any income that is a tax preference item

28 | USAA State-Specific Funds

for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in the Fund’s earning income that is a tax preference item for purposes of the federal AMT.

■     What is the credit quality of the California Bond Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Ltd (Dominion), or A.M. Best Co., Inc. (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities
Moody’s	At least Baa 3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities. Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time,

Prospectus | 29

the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.

■     What is the California Bond Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

ADDITIONAL INFORMATION

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax and California State income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

30 | USAA State-Specific Funds

New York Bond Fund: Shares of the New York Bond Fund are offered only to New York residents. The delivery of this prospectus is not an offer in any state where shares of the New York Bond Fund may not lawfully be made.

■     What is the New York Bond Fund’s investment objective?

The Fund has an objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund’s Board of Trustees may change the Fund’s investment objective without shareholder approval.

■     What is the New York Bond Fund’s principal investment strategy?

The Fund primarily invests its assets in securities issued by New York State, its political subdivisions, municipalities and public authorities, and by other governmental entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes.

These securities include municipal debt obligations that have been issued by New York and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as New York tax-exempt securities. New York tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■     What types of tax-exempt securities will be included in the New York Bond Fund’s portfolio?

The Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■     general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■     revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

Prospectus | 31

■     municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation;

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Fund’s Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■     industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■     inverse floating rate securities, the Fund may invest in securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Up to 10% of the Fund’s net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in underlying municipal bonds (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

32 | USAA State-Specific Funds

■     when-issued and delayed-delivery securities, the Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■     synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice.

■     tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■
variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

In addition, up to 15% of the Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

■     What percentage of the New York Bond Fund’s assets will be invested in New York tax-exempt securities?

During normal market conditions, at least 80% of the Fund’s net assets will consist of New York tax-exempt securities. This policy may only be changed by a shareholder vote.

Prospectus | 33

In addition to New York tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal income tax and New York State and City personal income taxes, and as such, we may invest up to 20% of the Fund’s net assets in these securities.

■     Are the New York Bond Fund’s investments diversified in many different issuers?

The Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of the Fund’s assets. With respect to the remaining 25% of the Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. The Fund, of course, is concentrated geographically through the purchase of New York tax-exempt securities. For further discussion of diversification, see Investment Policies in the SAI.

We also may not invest more than 25% of the Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     What are the potential risks associated with concentrating such a large portion of the New York Bond Fund’s assets in one state?

The Fund is subject to credit and interest rate risks, as previously described, which could be magnified by the Fund’s concentration in New York issuers. New York tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of New York issuers to pay interest or repay principal in a timely manner. Therefore, the Fund is affected by events within New York to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Fund’s investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Fund’s valuation.

34 | USAA State-Specific Funds

An investment in the Fund may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for New York tax-exempt securities for an extended period of time:

■     Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■     Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■     Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■     Bankruptcy or financial distress of a prominent municipal issuer within the state.

■     Economic issues that affect critical industries or large employers or that weaken real estate prices.

■     Reductions in federal or state financial aid.

■     Imbalance in the supply and demand for the state’s municipal securities.

■     Developments that may change the tax treatment of New York tax-exempt securities.

In addition, because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Other considerations affecting the Fund’s investments in New York tax-exempt securities are summarized in the SAI under Special Risk Considerations.

■     Does the New York Bond Fund purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Fund are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Fund. However, this insurance may not eliminate the risk of investing in the issuer.

Prospectus | 35

■     Will any portion of the distributions from the New York Bond Fund be subject to federal income tax?

During normal market conditions, at least 80% of the Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes and will also be exempt from New York State and City personal income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

■     Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

■     Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■     Distributions on both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the New York Bond Fund be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of the Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since its inception, the Fund has not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in the Fund’s earning income that is a tax preference item for purposes of the federal AMT.

36 | USAA State-Specific Funds

ADDITIONAL INFORMATION

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax and New York State and New York City personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

■     What is the credit quality of the New York Bond Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Ltd (Dominion), or A.M. Best Co. Inc., (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities
Moody’s	At least Baa 3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities. Below-investment-grade securities are considered speculative and are subject to

Prospectus | 37

significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.

■     What is the New York Bond Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

Virginia Bond Fund: Shares of the Virginia Bond Fund are offered only to Virginia residents. The delivery of this prospectus is not an offer in any state where shares of the Virginia Bond Fund may not lawfully be made.

38 | USAA State-Specific Funds

■     What is the Virginia Bond Fund’s investment objective?

The Fund has an objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Fund’s Board of Trustees may change the Fund’s investment objective without shareholder approval.

■     What is the Virginia Bond Fund’s principal investment strategy?

The Fund primarily invests its assets in securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and is exempt from Virginia state income taxes.

These securities include municipal debt obligations that have been issued by Virginia and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as Virginia tax-exempt securities. Virginia tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■     What types of tax-exempt securities will be included in the Virginia Bond Fund’s portfolio?

The Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■     general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■     revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■     municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Fund’s Board of

Prospectus | 39

Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■     industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

■     inverse floating rate securities, the Fund may invest in securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Up to 10% of the Fund’s net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in underlying municipal bonds (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

■     when-issued and delayed-delivery securities, the Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between

40 | USAA State-Specific Funds

purchase and settlement. Such securities can be sold before settlement date.

■     synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice.

■     tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■ variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

In addition, up to 15% of the Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

■     What percentage of the Virginia Bond Fund’s assets will be invested in Virginia tax-exempt securities?

During normal market conditions, at least 80% of the Fund’s net assets will consist of Virginia tax-exempt securities. This policy may only be changed by a shareholder vote.

In addition to Virginia tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal and state personal income taxes, and as such, we may invest up to 20% of the Fund’s net assets in these securities.

Prospectus | 41

▶     Are the Virginia Bond Fund’s investments diversified in many different issuers?

The Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of the Fund’s assets. With respect to the remaining 25% of the Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. The Fund, of course, is concentrated geographically through the purchase of Virginia tax-exempt securities. For further discussion of diversification, see Investment Policies in the SAI.

We also may not invest more than 25% of the Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     What are the potential risks associated with concentrating such a large portion of the Virginia Bond Fund’s assets in one state?

The Fund is subject to credit and interest rate risks, as previously described, which could be magnified by the Fund’s concentration in Virginia issuers. Virginia tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of Virginia issuers to pay interest or repay principal in a timely manner. Therefore, the Fund is affected by events within Virginia to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Fund’s investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Fund’s valuation.

An investment in the Fund may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for Virginia tax-exempt securities for an extended period of time:

42 | USAA State-Specific Funds

■     Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■     Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■     Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■     Bankruptcy or financial distress of a prominent municipal issuer within the state.

■     Economic issues that affect critical industries or large employers or that weaken real estate prices.

■     Reductions in federal or state financial aid.

■     Imbalance in the supply and demand for the state’s municipal securities.

■     Developments that may change the tax treatment of Virginia tax-exempt securities.

In addition, because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Other considerations affecting the Fund’s investments in Virginia tax-exempt securities are summarized in the SAI under Special Risk Considerations.

■     Does the Virginia Bond Fund purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Fund are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Fund. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the Virginia Bond Fund be subject to federal income tax?

During normal market conditions, at least 80% of the Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes and also will be exempt from Virginia state income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is

Prospectus | 43

our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing the Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

■     Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

■     Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■     Distributions of both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the Virginia Bond Fund be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of the Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since its inception, the Fund has not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

■     What is the credit quality of the Virginia Bond Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Ltd (Dominion), or A.M. Best Co. Inc., (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

44 | USAA State-Specific Funds

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities
Moody’s	At least Baa 3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities. Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to the Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.

■     What is the Virginia Bond Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s

Prospectus | 45

maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax and California state taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

RISKS

The following risks apply to each of the state-specific Funds listed in this prospectus.

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities. The securities in each Fund’s portfolio are subject to credit risk. The Funds accept some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

46 | USAA State-Specific Funds

■     Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■     When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolio.

■     Diversifying the Funds’ portfolios by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Interest Rate Risk: The possibility that the value of each Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Prospectus | 47

■     If interest rates increase, the yield of each Fund may increase. In addition, the market value of the Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■     If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

The credit and interest rate risks may be magnified because each Fund concentrates its investments in their state-specific tax-exempt securities.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s manager will not produce the desired results. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ manager will produce the desired results.

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

■     Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

■     Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund may also realize a taxable capital gain.

Structural Risk: Some tax-exempt securities, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however,

48 | USAA State-Specific Funds

is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as “structural risk.” For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the California Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Other Risks: Because any investment involves risk, there is no assurance that the Funds’ objectives will be achieved. As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in these Funds.

An investment in these Funds is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the FDIC or any other government agency.

You may find more detailed information about the risks you will face as a Fund shareholder in the SAI.

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

Prospectus | 49

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $xx billion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the California Bond Fund pays us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the California Bond and California Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% for that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

The investment management fee for the California Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt

50 | USAA State-Specific Funds

Funds Index. The base fee for the California Bond Fund is computed as referenced above.

For our services, the New York Bond Fund pays us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the New York Bond and New York Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

The investment management fee for the New York Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index. The base fee for the New York Bond Fund is computed as referenced above.

For our services, the Virginia Bond Fund pays us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the Virginia Bond and Virginia Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

The investment management fee for the Virginia Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index. The base fee for the Virginia Bond Fund is computed as referenced above.

PERFORMANCE ADJUSTMENT

Each Fund’s performance adjustment is calculated monthly by comparing each Fund’s performance to that of its respective Lipper index over the performance period. The performance period for each Fund consists of the current month plus the previous 35 months.

Each Fund’s performance adjustment is calculated monthly by comparing the performance of the Funds’ Adviser Shares to that of the appro-

Prospectus | 51

priate Lipper index over the performance period. The performance period for the Funds’ Adviser Shares consists of the current month plus the previous 35 months. For purposes of calculating the performance adjustment, the performance of a Fund’s Adviser Shares will include the performance of the original class of shares of the Fund for periods prior to August 1, 2010.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                               (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS) 1                                OF THE FUND’S AVERAGE NET ASSETS) 1

+/– 20 to 50                                                      +/– 4
+/– 51 to 100                                                    +/– 5
+/– 101 and greater                                               +/– 6

1  Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, Fund will pay a positive performance fee adjustment for a performance period whenever a Fund outperforms its respective Lipper index over that period, even if the Fund had an overall negative return during the performance period. For the most recent fiscal year, the performance adjustment increased/(decreased) the management fee for the California Bond Fund by (0.0x%), the New York Bond Fund by (0.0x%), and the Virginia Bond Fund by 0.0x%.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

52 | USAA State-Specific Funds

PORTFOLIO MANAGERS

CALIFORNIA BOND FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Funds since August 2006. He has 21 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

NEW YORK BOND FUND

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010. She has 15 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Southwest Texas State University; M.B.A., University of Texas at San Antonio. Ms. Shafer is a Certified Public Accountant and holds the CFA designation. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

VIRGINIA BOND FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Virginia Bond Fund since August 2006, and has managed the Virginia Money Market Fund since March 2010. He has 21 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

Prospectus | 53

PURCHASES, REDEMPTIONS,
AND EXCHANGES

OPENING AN ACCOUNT

The Adviser Shares are separate share classes of their respective USAA Fund and are not a separate mutual fund. The Funds’ Adviser Shares are intended for persons purchasing shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of Adviser Shares. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the Funds’ annual report, semiannual report, and statement of additional information are available from your financial intermediary or plan sponsor.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page xx for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request

54 | USAA State-Specific Funds

or payment after that time, the purchase will be effective on the next business day.

A Fund or a Fund’s distributor or transfer agent may enter into agreements with financial intermediaries, which hold Fund shares in omnibus accounts for their customers, under which the financial intermediaries are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized financial intermediary receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the financial intermediary after the time the Fund calculates its NAV.

MINIMUM INITIAL INVESTMENT

The minimum initial investment amount to open an account is $3,000. Financial intermediaries may require their clients to meet different investment minimums.

ADDITIONAL PURCHASES

There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements. Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

REDEEMING AN ACCOUNT

Check with your financial intermediary for its policies on redemptions.Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, a Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in a Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order. For federal income tax purposes, a redemption of shares of a

Prospectus | 55

Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

The Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND
REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (4) all IRA accounts (for the first year the account is open).

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the USAA Short-Term Bond Fund and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the USAA Short-Term Bond Fund and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

56 | USAA State-Specific Funds

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of the Fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same Fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■     Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■     Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

■     Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

Prospectus | 57

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular Fund or all Funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat each omnibus account as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the Funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular Fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all Funds

58 | USAA State-Specific Funds

or particular Funds, and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

MULTIPLE CLASS INFORMATION

Each Fund listed in this prospectus is composed of multiple classes of shares. Each class has a common investment objective and investment portfolio. Only one class of shares is offered through this prospectus. The term “shares” as it relates to the Funds listed in this prospectus means the Adviser Shares offered through this prospectus. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Funds’ assets, which do not vary by class.

Except as described below, the share classes have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The primary differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive

Prospectus | 59

voting rights with respect to matters solely affecting that class; and (d) each class may have different purchase, exchange, and redemption privileges.

SERVICE, DISTRIBUTION, AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Adviser Shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the Adviser Shares of each Fund pay annual fees of 0.25% of the Fund’s average daily net assets attributable to the Adviser Shares to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. Because these fees may be used to pay for services that are not related to prospective sales of the Funds, the Adviser Shares may continue to make payments under the plan even if a Fund terminates the sale of Adviser Shares to investors. Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the SAI. Each Fund offers another share class through a separate prospectus that may offer lower fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Certain financial intermediaries perform recordkeeping and administrative services for their clients with respect to their investments in the Funds that would otherwise be performed by the Funds’ transfer agent. In some circumstances, we will pay such service providers a fee for performing those services. Also, we and the Funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of a Fund. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for a Fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating

60| USAA State-Specific Funds

personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of a Fund.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities of the Funds with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Funds’ Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining

Prospectus | 61

maturities of 60 days or less. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by Funds include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date and continue to accrue to the effective date of redemption.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example,

62 | USAA State-Specific Funds

a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We automatically will reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the Tax Exempt Funds will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal income tax, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the AMT. As discussed earlier on page xx, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Prospectus | 63

■ WITHHOLDING

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

■ REPORTING

You should contact your financial intermediary for the tax information that will be sent to you and reported to the IRS.

SHAREHOLDER MAILINGS

■ HOUSEHOLDING

Through ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact your financial intermediary to begin your individual delivery within 30 days of your request.

FINANCIAL HIGHLIGHTS

The Adviser Shares of the Funds first issued shares on August 1, 2010, and therefore have no financial history. As a point of comparison, however, the financial highlights tables below provide historical information about the Funds because the Adviser Shares participate in the Funds’ management program and investment portfolio. Had the Adviser Shares existed during the period reflected in the tables, some financial information would be different because of their higher anticipated expense ratios.

64 | USAA State-Specific Funds

This information is based on a single share of each Fund outstanding throughout each of its fiscal years.

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

■ California Bond Fund ■

	Year Ended March 31,
	2010	2009	2008	2007	2006
Net asset value at beginning of period	$	$10.31	$11.04	$11.07	$11.12
Income (loss) from investment operations:
Net investment income		0.49	0.49	0.48	0.48
Net realized and unrealized gain (loss)		(1.00)	(0.71)	0.10	0.00	(a)
Total from investment operations		(0.51)	(0.22)	0.58	0.48
Less distributions from:
Net investment income		(0.49)	(0.49)	(0.48)	(0.48)
Realized capital gains		(0.05)	(0.02)	(0.13)	(0.05)
Total distributions		(0.54)	(0.51)	(0.61)	(0.53)
Net asset value at end of period	$	$9.26	$10.31	$11.04	$11.07
Total return (%)*		(4.91)	(2.11)	5.31	4.34
Net assets at end of period (000)	$	$603,791	$687,702	$725,961	$694,755
Ratios to average net assets:**
Expenses (%)(b)		0.50	0.51	0.53	0.56
Net investment income (%)		5.05	4.52	4.33	4.28
Portfolio turnover (%)		9	21	31	37

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $xxx,xxx,000.

(a)	Represents less than $0.01 per share.

(b)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.01%)	(.01%)	(.00%)†

† Represents less than 0.01% of average net assets.

Prospectus | 65

■ New York Bond Fund ■

	Year Ended March 31,
	2010	2009	2008	2007		2006
Net asset value at beginning of period	$	$11.34	$11.98	$11.88		$11.89
Income (loss) from investment operations:
Net investment income		0.51	0.50	0.49		0.50
Net realized and unrealized gain (loss)		(0.67)	(0.60)	0.11		(0.01)
Total from investment operations		(0.16)	(0.10)	0.60		.49
Less distributions from:
Net investment income		(0.51)	(0.50)	(0.49)		(0.50)
Realized capital gains		(0.01)	(0.04)	(0.01)		–
Total distributions		(0.52)	(0.54)	(0.50)		(0.50)
Net asset value at end of period	$	$10.66	$11.34	$11.98		$11.88
Total return (%)*		(1.37)	(0.80)	5.14	(a)	4.17
Net assets at end of period (000)	$	$172,641	$157,628	$154,968		$139,605
Ratios to average net assets:**
Expenses (%)(b)		0.62	0.63	0.70	(a)	0.69
Net investment income (%)		4.68	4.30	4.14		4.18
Portfolio turnover (%)		6	5	12		8

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**    For the year ended March 31, 2010, average net assets were $xxx,xxx,000.

(a)    For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.02%)	(.01%)	(.00%)†

†	Represents less than 0.01% of average net assets.

66 | USAA State-Specific Funds

■ Virginia Bond Fund ■

	Year Ended March 31,
	2010	2009	2008	2007	2006

Net asset value at beginning of period	$	$10.88	$11.53	$11.52	$11.60
Income (loss) from investment operations:
Net investment income		0.51	0.50	0.49	0.50
Net realized and unrealized gain (loss)		(0.65)	(0.63)	0.07	(0.08)
Total from investment operations		(0.14)	(0.13)	0.56	0.42
Less distributions from:
Net investment income		(0.51)	(0.50)	(0.49)	(0.50)
Realized capital gains		-	(0.02)	(0.06)	-
Total distributions		(0.51)	(0.52)	(0.55)	(0.50)
Net asset value at end of period	$	$10.23	$10.88	$11.53	$11.52
Total return (%)*		(1.29)	(1.17)	4.99	3.61
Net assets at end of period (000)	$	$506,576	$533,782	$551,994	$533,400
Ratios to average net assets:**
Expenses (%)(b)		0.52	0.54	0.58	0.58
Net investment income (%)		4.84	4.42	4.25	4.25
Portfolio turnover (%)		1	19	40	28

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2009, average net assets were $520,616,000.

(a)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.01%)	(.01%)	(.00%)†

†Represents less than 0.01% of average net assets.

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds’ statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds’ annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the IDEA database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

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xxxxx-0810	Investment Company Act File No. 811-7852	©2010, USAA. All rights reserved.	Recycled Paper

Part B

Statement of Additional Information for the
Growth & Income Fund, Income Fund, Short-Term Bond Fund, Science & Technology Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Value Fund

Adviser Shares Class

Included herein

USAA MUTUAL FUNDS TRUST	STATEMENT OF
ADDITIONAL INFORMATION
AUGUST 1, 2010

[Missing Graphic Reference]

Growth & Income Fund Adviser Shares
Income Fund Adviser Shares
Short-Term Bond Fund Adviser Shares
Science & Technology Fund Adviser Shares
Intermediate-Term Bond Fund Adviser Shares
High-Yield Opportunities Fund Adviser Shares
Value Fund Adviser Shares

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of forty-six no-load mutual funds, seven of which are described in this statement of additional information (SAI): the Growth & Income Fund, Income Fund, Short-Term Bond Fund, Science & Technology Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Value Fund (collectively, the Funds). The High-Yield Opportunities, Short-Term Bond, Intermediate-Term Bond, and Value Funds offer three classes of shares retail shares, institutional shares, and adviser shares. The Growth & Income and Science Technology Trust Funds offer two classes of shares retail and adviser shares. The Trust has the ability to offer additional funds or classes of shares.  The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified.

You may obtain a free copy of a prospectus dated August 1, 2010, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund’s prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds and should be read in conjunction with each Fund’s prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended July 31, 2009, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling the Trust at the above address or toll-free phone number.

Page
2Valuation of Securities
3Conditions of Purchase and Redemption
3Additional Information Regarding Redemption of Shares
4Investment Plans
6Investment Policies
18    Investment Restrictions
19Portfolio Transactions and Brokerage Commissions
23     Fund History and Description of Shares
24Tax Considerations
25     Trustees and Officers of the Trust
33The Trust’s Manager
                41      Portfolio Manager Disclosure
                50     Portfolio Holdings Disclosure
                51     General Information
51     Appendix A – Long-Term and Short-Term Debt Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The value of the securities of each Fund is determined by one or more of the following methods:

Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund’s NAV may not take place at the same time the prices of certain foreign securities held by a Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund’s NAV is calculated will not be reflected in the value of a Fund’s foreign securities. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect the value of a Fund’s foreign securities. The Subadvisers have agreed to notify the Manager of events they identify that may materially affect the value of a Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund’s foreign securities, then the Manager, under valuation procedures approved by the Funds’ Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, a Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day. ETFs are valued at the last sales price or official closing price on the primary exchange on which they trade. Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded. Options contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund, are valued in good faith by the Manager in consultation with a Fund’s subadviser, if applicable, at fair value by us using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include

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fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

  CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you may be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you may be required to complete and return an application to the Transfer Agent.

  ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in your Fund’s portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250, provided that (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time the account was established, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption. Prompt payment will be made directly to your bank account on file or if none, by mail to your known last address.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

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The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪
Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪           Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat each omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent has entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

  INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

Automatic Investing – A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account. For the Income and Short-Term Bond Funds the minimum monthly addition is $20.

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

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Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one Fund be used to purchase shares automatically in another fund.

Participation in these automatic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of the Trust (excluding our tax exempt funds).

Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P.O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

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  INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in each Fund’s prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective(s) of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper and other corporate debt obligations.

Tax-Exempt Securities

These securities include general obligation bonds, which are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Municipal Lease Obligations

The Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor; (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance or similar factors (other securities) may be determined to be liquid for purposes

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of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager or the applicable Subadviser will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

Calculation of Dollar-Weighted Average Portfolio Maturity

Dollar-weighted average portfolio maturity is derived by multiplying the dollar value of each debt instrument by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the total dollar value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument’s being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the dollar-weighted average portfolio maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager or applicable Subadviser, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Eurodollar and Yankee Obligations

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds may invest a portion of their assets in Eurodollar obligations or Yankee obligations. Eurodollar obligations are dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from leaving the country. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

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Master Demand Notes

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds may invest in master demand notes, which are obligations that permit the investment of fluctuating amounts by each Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest a Fund’s assets in master demand notes only if the Fund’s Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Periodic Auction Reset Bonds

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds may invest in periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of each Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in failure to reset the interest rate to a market rate that would support fair value that approximates par value and in greater price volatility of such instruments compared to fixed short-term bonds.

Put Bonds

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds’ assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under each Fund’s portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Synthetic Instruments

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt status. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that the Fund will not be able to exercise its tender option.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, a Fund will invest the cash received as collateral in high-quality short-term instruments such as, but not limited to, commercial paper, obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

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No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. A Fund may terminate a loan at any time.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P), or unrated but judged by the Manager or the applicable Subadviser to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see Appendix A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer’s creditworthiness. As a result, their market prices tend to fluctuate more than those of higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund’s ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

Foreign Securities

The Growth & Income, and Value Funds may invest up to 20% of their assets, the Science & Technology Fund may invest up to 50% of its assets, and the High-Yield Opportunities Fund may invest up to 100% of their assets in foreign securities purchased in either foreign (non-dollar denominated) or U.S. markets, including American depositary receipts (ADRs) and global depositary receipts (GDRs). Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; emerging markets risk; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political or social instability, including policies of foreign governments which may affect their respective equity markets; foreign taxation requirements including withholding taxes; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds’ investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Forward Currency Contracts

The Growth & Income, Science & Technology, High-Yield Opportunities, and Value Funds may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

A Fund may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so.

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It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver. A Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Equity Securities

Each Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities (although the Short-Term Bond and Intermediate-Term Bond Funds' investments in equity securities are limited to preferred securities). As used herein, “equity securities” are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored ADRs, European depository receipts, GDRs, and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

Adjustable-Rate Securities

The interest rate on an adjustable-rate security fluctuates periodically. Generally, the security’s yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). The yields on these securities are reset on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. The yields are closely correlated to changes in money market interest rates.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

Each Fund may invest in securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.

When-Issued and Delayed-Delivery Securities

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest

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rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund.

On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the company’s payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Treasury Inflation-Protected Securities (TIPS)

The Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds may invest in Treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of at least the face value of these securities of in the event of sustained deflation or a drop in prices.

Separate Trading of Registered Interest and Principal of Securities (STRIPS)

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds may invest in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities, that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

Investments in Real Estate Investment Trusts (REITs)

Because the Growth & Income, Income, Science & Technology, High-Yield Opportunities, and Value Funds may invest a portion of their assets in equity securities of REITs, these Funds may also be subject to certain risks associated with direct investments in real estate. In addition, the Short-Term Bond, Income, High-Yield Opportunities, and Intermediate-Term Bond Funds may invest a portion of their assets in the debt and preferred securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in these securities. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon the specialized management skills of their managers and may have limited geographic diversification, thereby subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Like common stock, preferred stocks represent partial ownership in a company, although preferred stockholders do not enjoy any of the voting rights of common stockholders. Also unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. The main benefit to owning preferred stock is that the investor has a greater claim on the company’s assets than common stockholders. Preferred stockholders always receive their dividends first and, in the event the company goes bankrupt, preferred stockholders are paid off before common stockholders. The Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

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Repurchase Agreements

Each Fund may invest in repurchase agreements, which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying  securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will be those in which it is authorized to invest and have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Funds will invest in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, each Fund may invest in securities issued by other non-money market investment companies (including ETFs) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act and the rules thereunder. The Funds may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the 1940 Act that would otherwise be applicable.

Securities of ETFs

Each Fund may invest its assets in ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. ETFs trade on the American Stock Exchange or other exchanges. More specifically, ETFs typically track a market index or specific sectors of the stock or bond markets. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. Like any security that trades on an exchange, the value of the underlying securities is the major factor in determining an ETF’s price. However, ETFs do not necessarily trade at their NAV of their underlying securities. The price of an ETF is determined by supply and demand.

Zero Coupon Bonds

A zero coupon bond is a security that is sold at a deep discount from its face value (“original issue discount”), makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its income, a Fund accrues the daily amortization of the original issue discount.

Derivatives

Under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving each Fund’s investment objective, each Fund may buy and sell certain types of derivatives, such as futures contracts, options on futures contracts, and swaps; and each Fund may buy and sell options on currencies, securities, and securities indexes. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Permissible derivative instruments include “market access products,” which are often referred to as equity-linked notes. A market access product is a derivative security or instrument with synthetic exposure to an underlying local foreign stock. They include, for example, warrants, zero strike options, and total return swaps. Market access products are subject to the same risks as direct investments in securities of foreign issuers. If the underlying stock decreases in value, the market access product will decrease commensurately. In addition, market access products are subject to counterparty risk due to the fact that the security is issued by a broker. If the broker

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suffers a significant credit event and cannot perform under the terms of an agreement, an access product may lose value regardless of the strength of the underlying stock. The Science & Technology Fund may invest in market access products.

Derivatives, such as futures contracts; options on currencies, securities, and securities indexes; options on futures contracts; and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

The Manager or the applicable Subadviser may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Futures Contracts

Each Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate, or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Securities and Securities Indexes

Each Fund may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: “puts” and “calls.” Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the

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right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires, or until the option is exercised. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Options on Futures Contracts

Each Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options and Futures Activity

As noted above, a Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of each Fund’s non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

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If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion on behalf of the Trust and the Funds from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, the Trust and Funds are not subject to registration or regulation as commodity pool operators under that Act.

Swap Arrangements

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

Each Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having an NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund’s portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The High-Yield Opportunities Income, Short-Term Bond, and Intermediate-Term Bond Funds may enter into credit default swap (CDS) contracts for investment purposes. If the Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure up to the full notional amount of the swap.

The High-Yield Opportunities, Income, Short-Term Bond, and Intermediate-Term Bond Funds may also purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced above. This would involve the risk that the swap may expire worthless and would only generate a cash payment to the Fund in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of

15

financial instability). It would also involve credit risk; the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

As market participant perceptions of the likelihood of default of the referenced debt obligation change, the fair value of the credit default swap contract changes.

Mortgage-Backed Securities

The Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds may invest in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

The Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds may also invest in mortgage-backed securities that include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities (SMBSs), interest only commercial mortgage-backed securities (CMBS IOs), and mortgage dollar rolls.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect a Fund’s return on these investments. CMOs may also be less marketable than other securities.

CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.  SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets for these types of securities are not as developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

CMBS IOs are similar to the SMBSs described above, but are contrasted by being backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. Therefore, they generally have less prepayment risk than SMBSs, and are also less sensitive to interest rate changes. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

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In mortgage dollar roll transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

Asset-Backed Securities

Each Fund may invest in asset-backed securities (ABS). ABS represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. With respect to the Income, Short-Term Bond, Intermediate-Term Bond, and High-Yield Opportunities Funds, such pass-through certificates may include equipment trust certificates (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating-rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Loan Interests and Direct Debt Instruments

The High-Yield Opportunities, Income, Intermediate-Term Bond, and Short-Term Bond Funds may invest in loan interests and direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency, or bankruptcy of the borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks, such as a loan foreclosure, and costs and liabilities associated with owning and disposing of the collateral. In addition, it is possible that a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

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Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

For purposes of Fund investment limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for purposes of the Fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Equity-linked Structured Notes

Equity-linked structured notes are derivative securities that are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Exchange-traded Notes

Exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are  distributed, and no principal protection exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (i.e. NYSE) during normal trading hours. However, investors can also hold the debt security until maturity. At that time, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). One factor that affects the ETN’s value is the credit rating of the issuer. Therefore, the value of the ETN may drop with a change in the underlying index, due to a downgrade in the issuer’s credit rating.

Initial Public Offerings

The Funds’ assets may be invested in initial public offerings (IPOs), which subject a Fund to the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

  INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for, and are applicable to, each Fund as indicated. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

Each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(2)
except for any Fund that is concentrated in an industry or group of industries within the meaning of the 1940 Act, may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or

18

instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling, and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts, or other derivative instruments that are not related to physical commodities.

(7)
may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

In addition, banks are not considered a single industry for purposes of investment restriction (2) and certificates of deposit, time deposits, banker’s acceptances, and other similar money market instruments issued by domestic banks may be excluded from the industry concentration limits set forth in that restriction.

With respect to each Fund’s concentration policies as described above, the Manager and Subadvisers, where applicable, use various recognized industry classification services including, but not limited to industry classifications established by S&P, Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

Additional Restriction

Each of the following funds has an investment policy that requires it to invest normally at least 80% of its assets in the type of security suggested by its name: Short-Term Bond Fund invests at least 80% of its assets in a broad range of debt securities that will maintain a dollar-weighted average portfolio maturity between one and three years; Intermediate-Term Bond Fund invests at least 80% of its assets in a broad range of debt securities that will maintain a dollar-weighted average portfolio maturity between three to ten years; Science & Technology Fund invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements; High-Yield Opportunities Fund invests at least 80% of its assets in high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, or preferred stocks. To the extent required by SEC rules, each such policy may be changed only upon at least 60 days’ notice to the applicable Fund’s shareholders.

  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager or the applicable Subadviser, subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust’s policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere. In addition, the Manager or the applicable Sub-adviser may effect certain “riskless principal” transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager, and through affiliated brokers of the applicable Subadvisers. The Trust’s Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly

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with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Trust’s Board of Trustees has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

The Trust’s Board of Trustees has approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager and/or a Subadviser participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate of the Manager and/or a Subadviser in connection with such underwritings. In addition, for underwritings where the Manager and/or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research and brokerage services to the Manager or the applicable Subadviser as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services may also be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager or the applicable Subadviser may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager or the applicable Subadviser, it may tend to reduce the Manager’s or the applicable Subadviser’s costs.

In return for such services, a Fund may pay to those brokers a “higher commission” (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with which it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager or the applicable Subadviser considers whether the broker-dealer has generally provided the Manager or the applicable Subadviser with the best overall terms available, which includes obtaining the best available price and most favorable execution.

To the extent permitted by applicable law, and in all instances subject to the Funds’ policies regarding best execution, the Manager or the applicable Subadvisers may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund’s expenses. The applicable Subadviser may use step-out trades where the executing broker-dealer agrees to step-out a portion of a larger trade to the commission recapture broker-dealer to facilitate the commission recapture arrangement.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadvisers). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager or the applicable Subadviser’s other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the

20

Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may impact the price and size of the position obtainable for the Trust.

The Trust pays no brokerage commissions for debt securities. The market for such securities is typically a “dealer” market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer’s mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

During the fiscal year ended July 31, 2009, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of the regular broker-dealers.

		Value of Securities
Regular Broker-Dealer		As of July 31, 2009
Merrill Lynch & Co.
	Intermediate-Term Bond Fund	$2,062,000
Citigroup
	Short-Term Bond Fund	$1,993,000
Banc of America Securities, LLC
	Growth & Income Fund	$7,235,000
JP Morgan Securities, Inc.
	Growth & Income Fund	$20,193,000
JP Morgan Chase & Co.
	Income Fund	$13,382,000
	Value Fund	$5,662,000
Bank of America Corp
	High-Yield Opportunities Fund	$4,200,000
	Income Fund	$10,274,000
	Intermediate-Term Bond Fund	$3,637,000
	Value Fund	$3,499,000
Morgan Stanley
	Growth & Income Fund	$4,158,000
Goldman Sachs
	Growth & Income Fund	$7,420,000
UBS
	High-Yield Opportunities Fund	$3,149,000
	Short-Term Bond Fund	$949,000
State Street
	Income Fund	$4,678,000
	Short-Term Bond Fund	$2,017,000
Credit Suisse Group
	Income Fund	$5,323,000
	Intermediate-Term Bond Fund	$1,065,000
	Short-Term Bond Fund	$2,129,000

Brokerage Commissions

During the last three fiscal years ended July 31, the Funds paid the following brokerage fees:

Fund	2007	2008	2009
Growth & Income Fund	$1,622,475	$1,627,774	$1,713,886
Short-Term Bond Fund	$2,450	$350	$-
Science & Technology Fund	$758,994	$913,936	$1,047,135	a

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Intermediate-Term Bond Fund	$8,400	$1,750	$-
High-Yield Opportunities Fund	$14,435	$7,884	$34,426	b
Value Fund	$220,952	$206,297	$316,855

a	An increase in portfolio transactions resulted in an increase in brokerage fees.

b	An increase in the purchase of equity securities resulted in an increase in brokerage fees.

UBS, a subadviser of the Growth & Income Fund, executed Fund portfolio transactions through its brokerage affiliate, UBS Investment Bank (UBS IB). The Fund paid the following brokerage commissions for the last three fiscal years for such transactions:

		Percentage of Aggregate	Percentage of Aggregate
	Commission	Commissions Paid to UBS IB	Dollar Amount of
		Transactions Effected	Fund
		through UBS IB
Growth & Income
2007	$348	0.02%	0.02%
2008	$29,335	2.00%	8.00%
2009	$41,173	2.40%	1.95%

During the last three fiscal years ended July 31, the Funds paid no affiliated brokerage fees to USAA Brokerage Services, an affiliated discount brokerage service of the Manager.

The Manager or the applicable Subadviser directed a portion of the Fund’s brokerage transactions to certain broker-dealers that provided the Manager or the applicable Subadviser with research, analysis, advice, and similar services. For the fiscal year ended July 31, 2009, such brokerage transactions and related commissions and/or fixed price public offering underwriting concessions amounted to the following:

		Commissions/Underwriting
Fund	Transaction Amount	Concessions
Growth & Income Fund	$908,870,409	$388,709
Science & Technology Fund	$59,925,376	$64,769
Value Fund	$15,407,395	$18,272

Portfolio Turnover Rates

The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund’s portfolio appropriate in view of its investment objective(s). Ordinarily, a Fund will not purchase or sell securities solely to achieve short-term trading profits, although a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective(s).

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper, short-term U.S. government securities, and variable rate demand notes (those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

The Funds’ portfolio turnover rates were as follows:

Fund	2008	2009
Growth & Income Fund	83%	100%
Income Fund	16%	17%
Short-Term Bond Fund	33%	31%
Science & Technology Fund	134%	191%
Intermediate-Term Bond Fund	21%	49%
High-Yield Opportunities Fund	26%	46%
Value Fund	21%	26%

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FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, seven of which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

Each Fund is classified as diversified. The Trust began offering shares of the Funds in August 2006. The Funds formerly were series of USAA Mutual Fund, Inc., a Maryland corporation. The Income Fund was established in the Fall of 1980 and commenced public offering of their shares on February 2, 1981; the Growth & Income and Short-Term Bond Funds were established on March 23, 1993, and commenced public offering of their shares on June 1, 1993; the Science & Technology was established on May 9, 1997, and commenced public offering of their shares on August 4, 1997; the Intermediate-Term Bond and High-Yield Opportunities Funds were established on May 6, 1999, and commenced public offering of their shares on August 2, 1999; and the Value Fund was established on April 26, 2001, and commenced public offering of its shares on August 3, 2001. The Funds were reorganized into the Trust in August 2006. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Income, Intermediate-Term Bond, High-Yield Opportunities, Short-Term Bond, and Value Funds offer three classes of shares, identified as retail shares, Institutional Shares, and Aviser Shares. The Growth & Income and Science & Technology Funds offer two classes of shares, identified as retail shares and Adviser Shares. The Institutional Shares were established on November 13, 2007, and commenced offering on August 1, 2008. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund.  Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of such Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. The assets of each Fund are charged with the liabilities and expenses attributable to such Fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determines to be fair and equitable. Shares of each class of a Fund represent an equal proportionate interest in that Fund with every other share and are entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board and generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each has a different designation; (b) each class of shares bears its “Class Expenses”; (c) each has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement; (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees under the Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act include: legal, printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxies to current shareholders of a specific class; blue sky fees incurred by a specific class of shares; transfer agency expenses relating to a specific class of shares; expenses of administrative personnel and services required to support the shareholders of a specific class of shares; litigation expenses or other legal expenses relating to a specific class of shares; shareholder servicing expenses identified as being attributable to a specific class; and such other expenses actually incurred in a different amount by a class or related to a class’s  receipt of services of a different kind or to a different degree than another class. In addition, each class of a Fund may pay a different advisory fee to the extent that any difference in amount paid is the result of the application of the same performance fee provisions in the advisory contract with respect to the Fund to the different investment performance of each class of the Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution. However, due to the differing expenses of the classes, dividends and liquidation proceeds on the different classes of shares will differ.

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Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares, and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees if that Fund has a majority of the assets of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

  TAX CONSIDERATIONS

Taxation of the Funds

Each Fund intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders, provided that the Fund continues to qualify as a RIC.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from interest, dividends, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); (2) distribute at least 90% of its net investment company income, net short-term capital gains (the excess of short-term capital gains over short-term losses), and net gains from certain foreign currency transactions for the taxable year (the distribution requirement); and (3) satisfy certain diversifications requirements at the close of each quarter of the Fund’s taxable year.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior taxable income and gains not distributed. Each Fund intends to make distributions necessary to avoid imposition of the excise tax.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the 90% test.

A Fund may invest in certain futures and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a particular election that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.

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Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies.  Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures, and forward currency contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

Certain Funds may invest in the stock of “passive foreign investment companies” (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Taxation of the Shareholders

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. Distributions a Fund declares in October, November, or December, which are payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the distributions during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to (“in lieu of”) any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on “qualified dividend income” received by individuals  (through December 2010), such “in lieu of” payments, when distributed to the Fund’s shareholders, will not be treated as “qualified dividend income” and instead will be taxed at the shareholders’ marginal federal income tax rates.

  TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or

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By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Services Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The

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Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (64)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.
One registered investment company consisting of 46 funds

Robert L. Mason, Ph.D. (63)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

One registered investment company consisting of 46 funds

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Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Management, Associate Professor of Finance, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.

One registered investment company consisting of 46 funds
Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (66)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds
*The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons”under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

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Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Dan McNamara (43)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds
R. Matthew Freund (46)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (02/10-present); Vice President, Fixed Income Investments, IMCO (02/08-2/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds
John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds
Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Secretary of FAI and FPS.

One registered investment company consisting of 46 funds
James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds
Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds
William A. Smith (61)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life(2/09- present);  Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

One registered investment company consisting of 46 funds
Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

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*  The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ fiscal year ended July 31, 2009, the Board of Trustees held meetings seven times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ fiscal year ended July 31, 2009, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ fiscal year ended July 31, 2009, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ fiscal year ended July 31, 2009, the Pricing and Investment Committee held meetings four times.

Corporate Governance: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Ostdiek, Mason, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ fiscal year ended July 31, 2009, the Corporate Governance Committee held meetings five times.

There are no executive officers of the Manager in addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

	Growth & Income Fund	Income Fund	Short-Term Bond Fund

Interested Trustee
Christopher W. Claus	$50,001-$100,00	None	$50,001-$100,00
Non Interested Trustees
Barbara B. Dreeben	None	None	None
Robert L. Mason, Ph.D	$10,001-$50,000	None	None
Barbara B. Ostdiek, Ph.D	None	None	None
Michael F. Reimherr	None	$10,001-$50,000	$0-$10,000
Richard A. Zucker	None	Over $100,000	None

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	Science & Technology Fund	Intermediate-Term Bond Fund	High-Yield Opportunities Fund

Interested Trustee
Christopher W. Claus	None	Over $100,000	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	None	None
Robert L. Mason, Ph.D	Nonr	None	None
Barbara B. Ostdiek, Ph.D	None	None	None
Michael F. Reimherr	$0-$10,000	$10,001-$50,000	$10,001-$50,000
Richard A. Zucker	None	None	None

	Value Fund	USAA Fund Complex Total

Interested Trustee
Christopher W. Claus	$50,001-$100,00	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000
Robert L. Mason, Ph.D	Nonr	Over $100,000
Barbara B. Ostdiek, Ph.D	None	$50,000-$100,000
Michael F. Reimherr	None	Over $100,000
Richard A. Zucker	None	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended July 31, 2009.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ 27,454.46	$ 88,250.00
Robert L. Mason, Ph.D	$ 27,454.46	$ 88,250.00
Barbara B. Ostdiek, Ph.D	$ 25,588.07	$ 82,250.00
Michael F. Reimherr	$ 25,587.92	$ 82,250.00
Richard A. Zucker	$ 29,321.54	$ 82,250.00

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust or any other Fund in the USAA Fund Complex.

(b)	At July 31, 2009, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser. As of April 30, 2010, the officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of April 30, 2010, USAA and its affiliates owned no shares of the Funds.

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The following table identifies all persons who as of April 30 2010, held of record or owned beneficially 5% or more of any Fund’s shares.

Title of Class	Name and Address of Beneficial Owner	Percent of Class
High-Yield Opportunities Fund	Ameritrade Inc. Omaha, NE 68103-2226	x.xx%

THE TRUST’S MANAGER

As described in each Fund’s prospectus, IMCO is the investment adviser for each Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Mutual Fund s Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments of USAA and it affiliated companies. As of date of the SAI, total assets under management by IMCO were approximately $XX billion, of which approximately $XX billion were in mutual fund portfolios.

Advisory Agreement

The Manager provides investment management and advisory services to the Funds pursuant to an Advisory Agreement, dated August 1, 2006, (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policies, and manages the portfolio assets for each of the Funds. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. The Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of all or a portion of a Fund’s investment portfolio and, as described below, the Manager has entered into one or more Investment Subadvisory Agreements (Subadvisory Agreements) for certain Funds. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements. In addition, the Manager manages certain portfolio assets for certain of the Funds, as described in the prospectuses.

For the services under these agreements, each Fund has agreed to pay the Manager a fee computed as described under Fund Management in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectuses, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectuses, the SAI, and periodic reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for the Funds covered by the agreement and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of the majority of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days’ written notice. The Advisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Value Fund Shares to 1.15% of the Fund’s average net assets (ANA), and the Intermediate-Term Bond Fund Shares to 0.65% of the Fund’s ANA, and will reimburse the Funds for all expenses in excess of such limitation. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2010.

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For the last three fiscal years ended July 31, management fees were as follows:

Fund	2007	2008	2009

Growth & Income fund	$8,468,889	$8,316,518	$5,062,909
Income Fund	$4,987,281	$5,436,367	$5,410,623
Short-Term Bond Fund	$1,297,688	$1,586,574	$2,027,858
Science & Technology Fund	$2,861,933	$2,779,257	$1,669,321
Intermediate-Term Bond Fund	$1,825,088	$2,466,723	$2,373,565
High-Yield Opportunities Fund	$2,971,220	$3,354,251	$3,190,931
Value Fund	$3,316,153	$3,324,169	$2,441,526

As a result of the Funds’ actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

Fund	2007	2008	2009
Intermediate-Term Bond Fund (Fund Shares)	$505,076	$328,728	$413,860
High-Yield Opportunities Fund (Fund Shares)	$-	$264,733	$165,948
Value Fund	$-	$-	$139,775

The management fees of each Fund are based upon two components: (1) a base fee, which is accrued daily and paid monthly, computed at an annual rate of average net assets as follows:

Fund	Fee Rate
Growth & Income Fund	.60%
High-Yield Opportunities Fund	.50%
Income Fund	.24%
Intermediate-Term Bond Fund	*
Science & Technology Fund	.75%
Short-Term Bond Fund	.24%
Value Fund	.75%

* The fee is computed at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) of that portion of average net assets in excess of $100 million.

and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to a relevant Lipper Index. Each Fund’s performance will be measured as listed below.

Fund	Lipper Index
Growth & Income Fund	Multi-Cap Core
High-Yield Opportunities Fund	High Current Yield Bond
Income Fund	A Rated Bond
Intermediate-Term Bond Fund	Intermediate Investment Grade
Science & Technology Fund	Science & Technology
Short-Term Bond Fund	Short Investment Grade Bond
Value Fund	Multi-Cap Value

Computing the Performance Adjustment

For any month, the base fee of each Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period

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compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

FIXED INCOME FUNDS:
High-Yield Opportunities Fund
Income Fund
Intermediate-Term Bond Fund
Short-Term Bond Fund
Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

FIXED INCOME FUNDS:
Growth & Income Fund
Science & Technology Fund
Value Fund
Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

Example

	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a) Average annual performance over a 36-month period
(b) In basis points
(c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

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Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gain distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Subadvisory Agreements

The Manager has entered into Subadvisory Agreements dated July 9, 2007, with UBS Global Asset Management (Americas) Inc. (UBS), and dated August 1, 2006, with the other Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund’s assets in accordance with that Fund’s investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

Each Subadvisory Agreement will remain in effect with respect to a Fund until July 31, 2010. Each Subadvisory Agreement will contine in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of the Fund) including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Non-Interested Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days’ written notice; by IMCO at any time; or by the applicable Subadviser on 90 days’ written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

For the Growth & Income Fund, the Manager has entered into Subadvisory Agreements with Wellington Management Company, LLP (Wellington Management), Loomis Sayles, Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), and UBS.

The Manager (not the Fund) pays Wellington Management a fee in an annual amount of 0.20% of the portion of the Fund’s average daily net assets that Wellington Management manages. Wellington Management, a Massachusetts active members of the Firm. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109.

The Manager (not the Fund) pays Loomis Sayles a fee in the annual amount of 0.20% of the portion of the Fund’s average daily net assets that Loomis Sayles manages. Loomis Sayles, is headquartered at One Financial Center, Boston, Massachusetts 02111, a Delaware limited partnership and registered investment adviser, is an indirect, wholly owned subsidiary of Natixis Global Asset Management, L.P., which in turn is owned by Natixis Asset Management.  The Manager (not the Fund) pays Loomis Sayles a fee in the annual amount of 0.20% of the portion of the Fund’s average daily net assets that Loomis Sayles manages.

The Manager (not the Fund) pays BHMS a fee based on the aggregate net assets that BHMS manages in the Value Fund and Growth & Income Fund combined in the annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. BHMS, located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, has been in the investment management business since 1979, managing equity and fixed income assets for institutional investors such as pension funds, endowments and foundations, as well as subadvisory mutual fund relationships. All investment and operational functions are performed at its sole location in Dallas, Texas.

The Manager (not the Fund) pays UBS a fee in the annual amount of 0.20% of the portion of the Fund’s average daily net assets that UBS manages. UBS, One North Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

For the Science & Technology Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management. The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.45% of the Fund’s average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund’s average daily net assets for assets over $100 million that Wellington Management manages.

 For the Value Fund, the Manager has entered into a Subadvisory Agreement with BHMS. The Manager (not the Fund) pays BHMS a fee based on the aggregate net assets that BHMS manages in the Value Fund and Growth & Income Fund combined in the annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion.

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Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirmations of all account activity (but not pay for printing or postage for such documents); respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average daily net assets for each Fund. We may also delegate one or more of our responsibilities to others at our expense.

With respect to the Income, Intermediate-Term Bond Fund Institutional Shares, High-Yield Opportunities Fund Institutional Shares, Short-Term Bond Fund Institutional Shares, and Value Fund Institutional Shares, for these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average net assets. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended July 31, the Trust paid IMCO the following administration and servicing fees:

Fund	2007	2008	2009

Growth & Income Fund	$2,247,715	$2,186,132	$1,356,403
Income Fund (Fund Shares)	$2,711,032	$2,877,949	$2,814,696
Income Fund (Institutional Shares)	$-	$-	$12,552
Short-Term Bond Fund (Fund Shares)	$704,302	$855,702	$1,049,328
Short-Term Bond Fund (Institutional Shares)	$-	$-	$6,037
Scienc & Technology Fund	$544,150	$527,559	$344,335
Intermediate-Term Bond Fund (Fund Shares)	$824,317	$1,251,386	$1,283,576
Intermediate-Term Bond Fund (Institutional Shares)	$-	$-	$10,154
High-Yield Opportunities Fund (Fund Shares)	$860,951	$1,017,977	$914,446
High-Yield Opportunities Fund (Institutional Shares)	$-	$-	$9,109
Value Fund	$644,261	$651,674	$448,259
Value Fund (Institutional Shares)	$-	$-	$6,394

*The Fund’s actual expenses exceeded the expense limitation; as a result, the Manager did not receive fees to which it would have been entitled.

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal years ended July 31, 2007, and 2008, the Funds reimbursed the Manager for these legal tax services and for the fiscal year ended July 31, 2009, the Funds reimbursed the Manager for these compliance and legal services as follows:

Fund	2007	2008	2009

Growth & Income Fund	$27,859	$23,716	$22,281
Income Fund	$34,032	$29,818	$46,456

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Short-Term Bond Fund	$9,021	$8,852	$17,098
Science & Technology Fund	$7,248	$5,921	$5,602
Intermediate-Term Bond Fund	$9,748	$12,499	$21,336
High-Yield Opportunities Fund	$10,366	$10,827	$15,125
Value Fund	$7,821	$7,362	$7,540

Codes of Ethics

The Funds’ Manager and the Subadvisers each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Trust’s Board of Trustees reviews the administration of the Code of Ethics at least annually and receives certifications from the Manager and each Subadviser regarding compliance with their Code of Ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Codes of Ethics adopted by the Manager and the Funds. The Codes of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access to information about the purchase or sale of securities by a Fund to abide by the Code of Ethics requirements before executing permitted personal trades.

Copies of the Codes of Ethics for the Funds’ Manager as well as each Subadviser have been filed with the SEC and are available for public view.

Proxy Voting Policies and Procedures

The Trust’s Board of Trustees has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights.  In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the Fund’s securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Riskmetrics. (RMG) formerly Institutional Shareholders Services, Inc. to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Funds. RMG has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the RMG U.S. Proxy Voting Guidelines and RMG International Proxy Voting Guidelines (the RMG Guidelines), as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the Funds.

To avoid any improper influence on the Manager’s voting decisions, the Manager generally will follow the voting recommendations of RMG, except as briefly described below. Before any voting deadline, RMG will provide the Manager’s Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the RMG Guidelines. In evaluating RMG’ recommendations, the Manager may consider information from many sources, including the Funds’ portfolio manager, the Manager’s Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager’s Head of Equity Investments will then review RMG’ recommendations, and if he or she determines that it would be in the Funds’ best interests to vote the shares contrary to RMG’ recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds’ principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds’ principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to RMG’ recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager’s Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager’s Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the Funds’ Board of Trustees at the next regularly scheduled meeting of the Board. The Manager’s

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Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any RMG recommendation.

Copies of the Manager’s proxy voting policies and procedures are available without charge (i) by calling 800-531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC’s Web site at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge at usaa.com and (ii) on the SEC’s website at http://www.sec.gov.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of each Fund’s shares on a continuing, best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services with respect to the retail shares and institutional shares of the Funds. However, IMCO receives compensation as described below for providing such distribution services with respect to the Funds’ adviser shares.

Distribution and Shareholder Services Plan

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.  The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

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Other Compensation to Financial Intermediaries

In addition to the compensation paid by the Funds for the distribution and servicing of Adviser Shares described above, the Manager or its affiliates, from time to time may make additional payments to financial intermediaries for the sale and distribution of Adviser Shares of a Fund and for services to the Adviser Shares of a Fund and its shareholders. These non-plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts.  The payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. The payments described above are made from the Manager’s or its affiliates’ own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of adviser shares of a Fund. Pursuant to applicable NASD regulations, the details of certain of these payments, including the financial intermediary receiving such payments in connection with the sale and distribution of Fund shares, may be required to be disclosed. As of the date of this Statement of Additional Information, the following financial intermediaries are receiving such payments: [insert names]. The level of payments made to these financial intermediaries in any year will vary and normally will not exceed the sum of (a) ____% of such year’s Fund sales by that financial intermediary, and (b) ____% of the assets attributable to that financial intermediary invested in a Fund.

[Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.]

From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23 to $25.50 per account.

For its services under the Transfer Agency Agreement the Income Fund Institutional Shares, Intermediate-Term Bond Fund Institutional Shares, High-Yield Opportunities Fund Institutional Shares, Short-Term Bond Fund Institutional Shares, and Value Fund Institutional Shares pay the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average net assets. In addition to the account-based fee, the Transfer Agent also is entitled to reimbursement from the Trust for all reasonable out-of-pocket expenses, charges and other disbursements incurred by it in connection with the performance of services under the Transfer Agency Agreement, including but not limited to: (1) the cost of any and all forms, statements, labels, envelopes, checks, tax forms, and other printed materials which is required by the Transfer Agent to perform its duties; (2) delivery charges, including postage incurred in delivering materials to, and receiving them from, the Trust and shareholders; (3) communication charges; (4) maintenance of shareholder records (including charges for retention and imaging); (5) tax reporting systems; (6) counsel fees; and (7) cash and asset management services. Also, the Transfer Agent is authorized to enter into third party service agreements in which the Trust will pay the Transfer Agent the lesser of (i) the amount payable by Transfer Agent to the servicing

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agent, or (ii) the amount that would have been paid to the Transfer Agent if all the accounts had been maintained by the agent maintained by the Transfer Agent. This fee is subject to change at any time.

The fee paid to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

USAA

Other Accounts Managed

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended July 31, 2009, unless otherwise specified.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Short-Term Bond Fund

R. Matthew Freund	2 $1,833 Million	0	0	2 $1,883 Million	0	0
Intermediate-Term Bond Fund

R. Matthew Freund	2 $1,813.3 Million	0	0	0 $1,813.3 Million	0	0
High-Yield Opportunities Fund

R. Matthew Freund	2 $1,927.1 Million	0	0	1 $1,927.1 Million	0	0
Julianne Bass	2 $1,927.1 Million	0	0	2 $1,927.1 Million	0	0
Income Fund

Margaret Weinblatt	1 $578.7 Million	0	0	0 $578.7 Million	0	0

Conflicts of Interest: These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio man agers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust’s Board of Trustees also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

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Compensation: IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category. Each fund has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund’s relative performance compared to the Fund’s comparative ranking against all funds within the appropriate Lipper Index as set forth in the Fund’s prospectus. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership: As of the fiscal year ended July 31, 2009, the portfolio managers of USAA beneficially owned securities of the Fund in which they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
Julianne Bass	Short-Term Bond Fund	$10,001 - $50,000
	High-Yield Opportunities Fund	$0 - $10,000
R. Matthew Freund	Short-Term Bond Fund	$10,001 - $50,000
	Intermediate-Term Bond Fund	$10,001 - $50,000
	High-Yield Opportunities Fund	$50,001 - $100,000
Margaret “Didi” Weinblatt	Income Fund	$100,001 - $500,000

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BHMS

Other Accounts Managed

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended July 31, 2009, unless otherwise specified.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Value Fund

Mark Giambrone	6 $2,184.1 Million	2 $244 Million	40 $1,830.2 Million	1 $2,077.5 Million	0	0
James P. Barrow	12 $27,745 Million	2 $244 Million	28 $2,260.4 Million	3 $25,328.5 Million	0	0
Ray Nixon, Jr.	1 $339.7 Million	4 $131 Million	22 $1,924.4 Million	0	0	0
Robert J. Chambers	7 $870.6 Million	4 $904.4 Million	96 $4,594.6 Million	0	0	0

James S. McClure	3 $717 Million	1 $4.7 Million	15 $531.5 Million	0	0	0
John P. Harloe	3 $717 Million	1 $4.7 Million	15 $531.5 Million	0	0	0
Timothy J. Culler	1 $295.6 Million	0	37 $3,551.9 Million	0	0	3 $416 Million
Growth & Income Fund

Mark Giambrone	6 $2,184.1 Million	2 $244 Million	40 $1,803.2 Million	1 $2,077.5 Million	0	0
Timothy J. Cuellar	1 $295.6 Million	0	37 $3,551.9 Million	0	0	3 $416 Million
James P. Barrow	12 $27,745 Million	2 $244 Million	28 $2,260.4 Million	3 $25,328.5 Million	0	0
Ray Nixon, Jr.	1 $339.7 Million	4 $131 Million	22 $1,924.4 Million	0	0	0
Robert J. Chambers	7 $870.6 Million	4 $904.4 Million	96 $4,594.6 Million	0	0	0

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Conflicts of Interest: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation: In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

Portfolio Ownership: As of the fiscal year ended July 31, 2009, no portfolio manager of BHMS beneficially owned any securities of the USAA Funds they managed.

Loomis Sayles

Other Accounts Managed

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended July 31, 2009, unless otherwise specified.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Growth & Income Fund
Mark Baribeau	5 $629.3 Million	5 $126.2 Million	117 $2.6 Billion	0	1 $69.7 Million	0
Pamela Czekanski	3 $153.4 Million	4 $122.4 Billion	110 $2.5 Billion	0	1 $69.7 Million	0
Richard Scaggs	3 $153.4 Million	4 $122.4 Billion	86 $2.4 Billion	0	1 $69.7 Million	0

Conflicts of Interest: The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances, and other relevant factors, such as the size of an available

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investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

Compensation: Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for our clients. Portfolio manager compensation is made up of three main components - base salary, variable compensation, and a long-term incentive program. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance, and market considerations.  Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary. Variable compensation is based on four factors - investment performance, profit growth of the firm, profit growth of the manager’s business unit, and team commitment. Investment performance is the primary component of total variable compensation, and generally represents at least 70% for equity managers.

The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually and may decrease or eliminate their contribution to variable compensation.

Equity managers. Investment performance for equity managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style. A manager’s performance relative to the peer group for the 1-, 3-, and 5-year periods is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark (Russell 1000 Growth Index) is used as a secondary comparison. Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style. With respect to the peer group that Loomis Sayles uses for manager compensation, we obtain performance data from outside consultants that contains the performance of institutional investment advisers that offer products similar to those offered by Loomis Sayles. We use this data as a comparison with the Loomis Sayles’ composite performance in the portfolio managers’ style (e.g. the Loomis Sayles Large Cap Growth Composite, which is made up of certain Loomis Sayles’--advised large cap growth accounts) to determine PM variable compensation.

General. Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•upon retirement a participant will receive a multi-year payout for his or her vested units;

•participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan also is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen.  Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to April 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

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Portfolio Ownership: As of the fiscal year ended July 31, 2009, no portfolio manager of Loomis Sayles beneficially owned any securities of the USAA Fund they managed.

Wellington Management

Other Accounts Managed

The following table sets forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended July 31, 2009, unless otherwise specified.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Growth & Stock Fund

Matthew E. Megargel	4 $190 Million	2 $36 Million	4 $397 Million	0	0	2 $233 Million
Francis J. Boggan	6 $312 Million	7 $532 Million	22 $1,658 Million	0	0	2 $327 Million

Jeffrey L. Kripke	7 $873 Million	2 $39 Million	3 $268 Million	0	0	1 $105 Million
Science & Technology Fund

John F. Averill	7 $119 Million	24 $508 Million	90 $1,400 Million	0	4 $181 Million	3 $41 Million
Bruce L. Glazer	7 $58 Million	26 $431 Million	88 $581 Million	0	5 $264 Million	14 $78 Million
Anita M. Killian	7 $22 Million	14 $72 Million	41 $196 Million	0	3 $5 Million	12 $42 Million
Ann C. Gallo	7 $144 Million	26 $179 Million	87 $567 Million	0	3 $35 Million	14 $76 Million
Nicolas B. Boullet	7 $49 Million	16 $159 Million	74 $552 Million	0	2 $15 Million	6 $21 Million

Conflict of interest: Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectuses who are primarily responsible or the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

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An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Averill and Glazer and Ms. Gallo also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who man age hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation: Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Adviser on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended July 31, 2010.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional‘s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees. Wellington Management applies similar incentive structures to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Averill, Boggan, Glazer, Megargel, and McCormack and Ms. Gallo and Ms. Killian are partners of the firm.

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Fund	Benchmark Index and/or Peer Group for Incentive Period
Growth & Income Fund	S&P 500 Index (Megargel)
Russell 1000 Index (Russell MidCap Index from
1-1-05 through 12-31-06) (Kripke)
Russell 1000 Index (DJ/Wilshire US Mid Cap
Index-Full Cap through 12-31-07) (Boggan)
Science & Technology Fund (Science Portion)	S&P 500 Healthcare Index
Science & Technology Fund (Technology Portion)	S&P North American Technology Sector Index

Portfolio Ownership: As of the fiscal year ended July 31, 2009, the portfolio managers of Wellington Management beneficially owned securities of the USAA Funds they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
Matthew E. Megargel	Growth & Income Fund	$100,001-$500,000

UBS Global Asset Management (Americas) Inc.

Other Accounts Managed

The following table sets forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended July 31, 2009, unless otherwise specified.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Growth & Income Fund

Thomas M. Cole	14 $2,966 Million	45* $6,325 Million	13 $941 Million	0	0	0
Thomas Digenan	14 $2,966 Million	45* $6,325 Million	15 $939 Million	0	0	0
John Leonard	14 $2,966 Million	45* $6,325 Million	10 $940 Million	0	0	0

* Three accounts with a total of approximately $687 million have an advisory fee based upon the performance of the accounts

Conflicts of Interest: The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

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If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.

UBS AG (“UBS”) is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund.

UBS Global AM may purchase or sell, or recommend for purchase or sale, for the Fund or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to the Fund or its other clients, or purchase for the Fund or its other clients, securities of issuers in which UBS has an interest as described in this paragraph.

From time to time and subject to client approval, UBS Global AM may rely on certain affiliates to execute trades for the Fund or its other accounts.  For each security transaction effected by UBS, UBS Global AM may compensate and UBS may retain such compensation for effecting the transaction, and UBS Global AM may receive affiliated group credit for generating such business.

Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Fund. UBS and one or more Client Accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund.

Compenstation: UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture.  The total compensation received by the portfolio managers and analysts at UBS Global Asset Management, including the Fund’s portfolio managers, has three basic components – a fixed component (base salary and benefits), a variable cash compensation component (which is correlated with performance) and, for more senior employees, a variable equity component (reinforcing the critical importance of creating long-term business value), which are described in more detail below:

n  The fixed component (base salary and benefits) is set to be competitive in the industry and is monitored and adjusted periodically with reference to the labor market in order to remain so.  The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their role.

n  Variable cash compensation is determined annually on a discretionary basis.  It is correlated with the individual’s contribution (financial and non-financial) to UBS Global Asset Management’s business results and the performance of the individual’s respective function, UBS Global Asset Management and UBS.  As its name implies, this can be variable.

n  Variable equity – Many senior employees are required to take a portion of their annual variable cash compensation in the form of UBS shares or notional shares instead of cash.  UBS Global Asset Management believes that, not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool because the shares typically vest over a number of years.

UBS Global Asset Management strongly believes that tying portfolio managers’ variable cash compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers’ interests with those of the firm’s clients. The total variable cash compensation available generally will depend on the firm’s overall profitability. The allocation of the variable cash compensation pool to each portfolio manager is based on an equal weighting of their investment performance (relative to the Fund’s benchmarks) for all the funds they manage. In the case of the Large Cap Fund, the relevant benchmark is Russell 1000 Index. The portfolio manager’s investment performance over one-, two- and three-year periods to the latest year end is taken into account and this has the effect of placing greater emphasis on the performance for the most recent year (as their one-year performance impacts their two- and three-year annualized results) while keeping the longer-term performance in focus.  Further, the delivery of variable cash compensation is subject to a number of deferral mechanisms including investment in UBS shares.

49

For analysts, variable cash compensation is, in general, tied to the performance of some combination of model and/or client portfolios, generally evaluated over rolling three-year periods and coupled with a qualitative assessment of their contribution.

Portfolio Ownership: As of the fiscal year ended July 31, 2010, no portfolio manager of UBS beneficially owned any shares of the USAA Growth & Income Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid business reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, Subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, Inc. and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include, among others, each Fund’s custodian, auditors, attorneys, investment adviser and Subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive nonpublic portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO) or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC (which typically occurs approximately 60 days after the end of each fiscal quarter). In addition, each Fund (except for the USAA money market funds, the USAA Total Return Strategy Fund and the Target Retirement Funds) intends to post its top 10 holdings on usaa.com 15 days following the end of each month. The Target Retirement Funds intend to post all underlying USAA Fund holdings on usaa.com 15 days following the end of each month.

Approximately 60 days after the end of each fiscal quarter, a Fund’s portfolio holdings will be delivered to certain independent evaluation and reporting services such as Bloomberg, Standard & Poor’s and Morningstar.

For the last month of each quarter, after each Fund’s top 10 holdings (or all USAA fund holdings for the Target Retirement Funds) are made available on usaa.com, this information will be delivered to certain independent evaluation and reporting services such as Lipper, Standard & Poor’s, Thomson Financial and Value Line.

50

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for nonpublic portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non-Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on each Fund’s investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily NAV and other recordkeeping functions. In addition, assets of the Growth & Income, Science & Technology, High-Yield Opportunities, and Value Funds may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, reviews certain legal matters for the Trust in connection with the shares offered by the prospectuses.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

  APPENDIX A – LONG-TERM AND SHORT-TERM DEBT RATINGS

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated C is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Ltd. (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
 Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

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CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50% - 90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
 Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
 Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/
CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

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A.M. Best Co., Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaaAssigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aaAssigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

AAssigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

Bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s Corporate and Government

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

Prime-2	Issuers rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Prime-3
 Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NP Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Municipal

Moody’s Demand Obligations

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
 This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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S&P Corporate and Government

A-1
 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issued designated A-1.

A-3
 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B        Issues rated “B” are regarded as having speculative capacity for timely payment.

C       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D            Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

S&P Municipal

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  SP-3 Speculative capacity to pay principal and interest.

Fitch

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
 Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition that Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition that Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

55

R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

Note: All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.
A.M. BEST

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

xxxxx-0810

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Part B

Statement of Additional Information for the
Emerging Markets Fund, GNMA Trust, International Fund,
Precious Metals and Minerals Fund, and World Growth Fund

Adviser Shares Class

Included herein

USAA MUTUAL FUNDS TRUST	STATEMENT OF
ADDITIONAL INFORMATION
AUGUST 1, 2010

[Missing Graphic Reference]

Precious Metals and Minerals Fund Adviser Shares
Emerging Markets Fund Adviser Shares
International Fund Adviser Shares
World Growth Fund Adviser Shares
GNMA Trust Adviser Shares

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of forty-six no-load mutual funds, five of which are described in this Statement of Additional Information (SAI): Precious Metals and Minerals Fund, Emerging Markets Fund, International Fund, World Growth Fund, and GNMA Trust (collectively, the Funds). The Precious Metals and Minerals, Emerging Markets and International Funds offer three classes of shares retail shares, institutional shares and advisor shares. The World Growth and GNMA Trust Funds offer two classes of shares retail and adviser shares. The Trust has the ability to offer additional funds or classes of shares.  The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified, except the Precious Metals and Minerals Fund, which is classified as non-diversified.

You may obtain a free copy of the prospectus dated August 1, 2010, for each Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund’s prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds and should be read in conjunction with each Fund’s prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended May 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling the Trust at the above address or toll-free phone number.

Page
2  Valuation of Securities
3  Conditions of Purchase and Redemption
3  Additional Information Regarding Redemption of Shares
4  Investment Plans
5  Investment Policies
16Investment Restrictions
17Portfolio Transactions and Brokerage Commissions
20Fund History and Description of Shares
21     Tax Considerations
23     Trustees and Officers of the Trust
30     The Trust’s Manager
38      Portfolio Manager Disclosure
47      Portfolio Holdings Disclosure
47      General Information
48     Appendix A – Long-Term and Short-Term Debt Ratings

  VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The value of securities of each is determined by one or more of the following methods:

Portfolio securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund’s NAV may not take place at the same time the price of certain foreign securities held by a Fund is determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund’s NAV is calculated will not be reflected in the value of a Fund’s foreign securities. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect the value of a Fund’s foreign securities. The Subadvisers have agreed to notify the Manager of significant events they identify that may materially affect the value of a Fund’s foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund’s foreign securities, then the Manager, under valuation procedures approved by the Funds’ Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, a Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies, commingled, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day. ETFs are valued at the last sales price or official closing price on the primary exchange on which they trade. Futures contracts are valued based upon the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price. Options contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund, are valued in good faith by the Manager at fair value using valuation procedures approved by the Fund’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

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fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

  CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your accounts as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

  ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in your Fund’s portfolio. Requests for redemption that are subject to any special conditions or that specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250, provided that (1) the value of such account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment, (2) the account has remained below the minimum initial investment for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪      Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

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▪      Purchases and sales pursuant to automatic investment or withdrawal plans;

▪      Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪      Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

▪      Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to a fund.

If a person is classified as having engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat each omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent has entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

  INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

Automatic Investing – A no initial investment plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

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Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal tax on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectuses of the Trust (excluding our tax-exempt funds).

Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, P.O. Box 659453, San Antonio, TX 78265-9825. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement accounts under the programs made available by the Manager. Applications for these retirement accounts received by the Manager will be forwarded to the Custodian for acceptance.

An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

Each employer or individual establishing a tax-deferred retirement account is advised to consult with a tax adviser before establishing the account. You may obtain detailed information about the accounts from the Manager.

  INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in each Fund’s prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective(s) of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

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Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper and other corporate debt obligations.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund (except the GNMA Trust) may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund (except the GNMA Trust) may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager or the applicable Subadviser will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

Calculation of Dollar-Weighted Average Portfolio Maturity

Dollar-weighted average portfolio maturity is derived by multiplying the dollar value of each debt instrument by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the total dollar value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming

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prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument’s being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the dollar-weighted average portfolio maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager or applicable Subadviser, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Eurodollar and Yankee Obligations

Eurodollar obligations are dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from leaving the country. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Synthetic Instruments

Each Fund may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt statues. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that the Fund will not be able to exercise its tender option.

Put Bonds

Each Fund assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under each Fund’s portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Trust in amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, a Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. A Fund may terminate a loan at any time.

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Brady Bonds and Emerging Markets Debt

Brady Bonds are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities have from time to time been subject to disruption, the Manager and applicable Subadviser will monitor, on a continuous basis, the liquidity of Brady Bonds held in the Fund’s portfolio.

Convertible Securities

The Precious Metals and Minerals, Emerging Markets, International, and World Growth Funds may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Group (S&P), or unrated but judged by the Manager or the applicable Subadviser to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see Appendix A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer’s creditworthiness. As a result, their market prices tend to fluctuate more than those of higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund’s ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.-

Foreign Securities

Each Fund (except the GNMA) may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American depositary receipts (ADRs), European depositary receipts (EDRs) and global depositary receipts (GDRs). These foreign holdings present certain other risks not present in domestic investments and may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; emerging markets risk; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political or social instability, including policies of foreign governments which may affect their respective equity markets; foreign taxation requirements including withholding taxes; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds’ investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Forward Currency Contracts

Each Fund (except the GNMA) may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

A Fund may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular

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currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver. A Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

Variable-Rate Demand Notes

The GNMA Trust may invest in securities which provide the right to sell the securities at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.

Variable-Rate and Floating-Rate Securities

The GNMA Trust may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

When-Issued and Delayed-Delivery Securities

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in the Funds’ portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The

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segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund.

On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Separate Trading of Registered Interest and Principal of Securities (STRIPS)

The GNMA Trust may invest in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

Treasury Inflation-Protected Securities (TIPS)

The GNMA Trust may invest in Treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of at least the face value of these securities in the event of sustained deflation or a drop in prices.

Investments in Real Estate Investment Trusts (REITs)

Because the World Growth Fund may invest a portion of their assets in equity securities of REITs, the Fund may also be subject to certain risks associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon the specialized management skills of their managers and may have limited geographic diversification, thereby subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. The tax-exempt income earned on these investments will be taxable to the Funds’ shareholders when distributed to them.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities, or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s, S&P, Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them (see Appendix A). It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager or the applicable Subadviser to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

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Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Like common stock, preferred stocks represent partial ownership in a company, although preferred stockholders do not enjoy any of the voting rights of common stockholders. Also unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. The main benefit to owning preferred stock is that the investor has a greater claim on the company’s assets than common stockholders. Preferred stockholders always receive their dividends first and, in the event the company goes bankrupt, preferred stockholders are paid off before common stockholders.

Repurchase Agreements

Each Fund may invest in repurchase agreements, which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will be those in which it is authorized to invest and have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Funds will invest in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, each Fund may invest in securities issued by other non-money market investment companies (including ETFs). As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act. The Funds may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the 1940 Act that would otherwise be applicable.

Securities of ETFs

Each Fund’s assets may be invested in ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. ETFs trade on the American Stock Exchange or other exchanges. More specifically, ETFs typically track a market index or specific  sectors of the stock or bond markets. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. Like any security that trades on an exchange, the value of the underlying securities is the major factor in determining an ETF’s price. However, ETFs do not necessarily trade at their NAV. The price of an ETF is determined by supply and demand.

Mortgage-Backed Securities

The GNMA Trust may invest in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

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The GNMA Trust may also invest in mortgage-backed securities that include collateralized mortgage obligations (CMOs), stripped mortgage-backed securities (SBMSs), and mortgage dollar rolls.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect a Fund’s return on these investments. CMOs may also be less marketable than other securities.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.  SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets for these types of securities are not as developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund's limitations on investment in illiquid securities.

In mortgage dollar roll transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

CMBS IOs are similar to the SMBSs described above, but are contrasted by being backed by loans  that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. Therefore, they generally have less prepayment risk than SMBSs, and are also less sensitive to interest rate changes. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield. The Funds will only purchase CMBS IOs rated AA and higher.

Zero Coupon Bonds

The GNMA Trust may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value (“original issue discount”), makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its income, a Fund accrues the daily amortization of the original issue discount.

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Derivatives

Each Fund may buy and sell certain types of derivatives, such as options contracts, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving each Fund’s investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

The Manager or the applicable Subadviser may enter into derivative positions for each Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Futures Contracts

Each Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

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Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Securities and Securities Indexes

Each Fund may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: “puts” and “calls.” Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Options on Futures Contracts

Each Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options and Futures Activity

As noted above, a Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of each Fund’s non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option contracts at any specific time. Thus, it may not be possible to close such an

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option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased option contracts, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

Each Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having an NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund’s portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Asset-Backed Securities

Asset-backed securities (ABS) represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. With respect to the Funds such pass-through certificates may include equipment trust certificates (ETC) secured by specific equipment, such as airplanes and railroad cars. ETC securities may also

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be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating-rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Equity-linked Structured Notes

Equity-linked structured notes are hybrid instruments that are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Exchange-traded Notes

Exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are  distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (i.e. NYSE) during normal trading hours. However, investors can also hold the debt security until maturity. At that time, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). One factor that affects the ETN’s value is the credit rating of the issuer. Therefore, the value of the ETN may drop with a change in the underlying index, due to a downgrade in the issuer’s credit rating.

  INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund’s outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

Each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(2)
may not (except for the Precious Metals and Minerals Fund) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling, and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), options on financial futures contracts (including futures contracts on indices of securities,

16

                interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts, or other derivative instruments that are not related to physical commodities.

(7)
may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

With respect to each Fund’s concentration policies as described above, the Manager and Subadvisers, where applicable, use various recognized industry classification services including, but not limited to industry classifications established by Standard & Poor’s Rating Services (S&P), Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

Additional Restriction

Each of the following funds has an investment policy that requires it to invest normally at least 80% of its assets in the type of security suggested by its name: Emerging Markets Fund invests at least 80% of its assets in equity securities of emerging market companies; Precious Metals and Minerals Fund invests at least 80% of its assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds; GNMA Trust invests at least 80% of its assets in Government National Mortgage Association (GNMA) securities backed by the full faith and credit of the U.S. government. To the extent required by SEC rules, each such policy may be changed only upon at least 60 days’ notice to the applicable Fund’s shareholders.

  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager or the applicable Subadviser, subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust’s policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere. In addition, the Manager or the applicable Subadviser may effect certain “riskless principal” transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager, and through affiliated brokers of the applicable Subadviser. The Trust’s Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Trust’s Board of Trustees has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

The Trust’s Board of Trustees has approved procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager and/or a Subadviser participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate of the Manager and/or a Subadviser in connection with such underwritings. In addition, for underwritings where the Manager and/or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research and brokerage services to the Manager or the applicable Subadviser as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services may also be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning

17

the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager or the applicable Subadviser may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager or the applicable Subadviser, it may tend to reduce the Manager’s or the applicable Subadviser’s costs.

In return for such services, a Fund may pay to a broker a “higher commission” (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with which it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager or the applicable Subadviser considers whether the broker-dealer has generally provided the Manager or the applicable Subadviser with the best overall terms available, which includes obtaining the best available price and most favorable execution.

To the extent permitted by applicable law, and in all instances subject to the Funds’ policies regarding best execution, the Manager or the applicable Subadvisers may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund’s expenses. The applicable Subadviser may use step-out trades where the executing broker-dealer agrees to step-out a portion of a larger trade to the commission recapture broker-dealer to facilitate the commission recapture arrangement.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadviser). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager or the applicable Subadviser’s other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased  for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The Trust pays no brokerage commissions for debt securities. The market for such securities is typically a “dealer” market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer’s mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

During the fiscal year ended May 31, 2010, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of the regular broker-dealers.

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Regular Broker-Dealer		Value of Securities As of May 31, 2010

Banc of America Securities LLC
	GNMA Trust	$
Bank of New York
	World Growth	$
JP Morgan Securities, Inc.
	GNMA Trust	$
UBS AG
	International	$
	World Growth	$
State Street Corp
	GNMA Trust	$
State Street Global Markets LLC.
	World Growth	$

Brokerage Commissions

During the last three fiscal years ended May 31, the Funds paid the following brokerage fees:

Fund	2008		2009		2010
Precious Metals and Minerals	$1,057,858	(a)	$1,095,525
Emerging Markets	$1,662,221		$1,380,251
International	$1,564,510		$663,921	(b)
World Growth	$401,125		$195,169	(b)

(a)An increase in net assets resulted in an increase in brokerage commissions.
(b)A decrease in brokerage trades resulted lower brokerage commissions.

The Boston Company, the subadviser of the Emerging Markets Fund, executed Fund portfolio transactions through its brokerage affiliate, Pershing LLC. The Fund paid the following brokerage commissions for the past three fiscal years ended 2010 for such transactions:

		Percentage of Aggregate	Percentage of Aggregate
	Commissions	Commissions Paid to	Dollar Amount of
		Clearing Broker Affiliate	Transactions Effected
			through Clearing Broker Affiliate
2008	$13,336	0.80%	1.90%
2009	$12,329	0.89%	0.64%
2010

19

The Manager or the applicable Subadviser directed a portion of certain Fund’s brokerage transactions to certain broker-dealers that provided the Manager or the applicable Subadviser with research, analysis, advice, and similar services. For the fiscal year ended May 31, 2010, such brokerage transactions and related commissions and/or underwriting concessions amounted to the following:

	Commissions/		Transaction
Fund	Underwriting Concessions		Amounts
Emerging Markets	$	$
International	$	$
World Growth	$	$

Portfolio Turnover Rates

The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund’s portfolio appropriate in view of its investment objective(s). Ordinarily, a Fund will not purchase or sell securities solely to achieve short-term trading profits, although a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective(s). These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

For the last two fiscal years ended May 31, the Funds’ portfolio turnover rates were as follows:

Fund	2009	2010
Precious Metals and Minerals	28%
Emerging Markets	76%
International	22%
World Growth	20%
GNMA Trust	20%

  FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, five of which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

The Precious Metals and Minerals, Emerging Markets and International Funds offer three classes of shares: retail shares, institutional shares and adviser shares. The World Growth and GNMA Trust Funds offer two classes of shares: retail shares and Adviser Shares. The Trust is permitted to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Precious Metals and Minerals, Emerging Markets, and International Funds offer three classes of shares, identified as retail shares, Institutional Shares, and Adviser Shares. The GNMA Trust and World Growth Fund offer two classes of shares, identified as retail shares and Adviser Shares. The retail shares of the Precious Metals and Minerals (formerly Gold) Fund commenced offering on August 15, 1984; the International Fund on July 11, 1988; the GNMA Trust on February 1, 1991; the World Growth Fund on October 1, 1992; and the Emerging Markets Fund on November 7, 1994.

The Institutional Shares were established on November 13, 2007, and commenced offering on August 1, 2008. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each

20

Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of such Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. The assets of each Fund are charged with the liabilities and expenses attributable to such Fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Shares of each class of a Fund represent an equal proportionate interest in that Fund with every other share and are entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board and generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each has a different designation; (b) each class of shares bears its “Class Expenses”; (c) each has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement; (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees under the Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act include: legal, printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxies to current shareholders of a specific class; blue sky fees incurred by a specific class of shares; transfer agency expenses relating to a specific class of shares; expenses of administrative personnel and services required to support the shareholders of a specific class of shares; litigation expenses or other legal expenses relating to a specific class of shares; shareholder servicing expenses identified as being attributable to a specific class; and such other expenses actually incurred in a different amount by a class or related to a class’s  receipt of services of a different kind or to a different degree than another class. In addition, each class of a Fund may pay a different advisory fee to the extent that any difference in amount paid is the result of the application of the same performance fee provisions in the advisory contract with respect to the Fund to the different investment performance of each class of the Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution. However, due to the differing expenses of the classes, dividends and liquidation proceeds on the different classes of shares will differ.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares, and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of NAV owned on the record date, and a fractional vote for each fractional dollar of NAV owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees if that Fund has a majority of the assets of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

  TAX CONSIDERATIONS

Taxation of the Funds

Each Fund intends to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders, provided that the Fund continues to qualify as a RIC.

21

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive  at least 90% of its gross income each taxable year from interest dividends payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) distribute 90% of its net investment company income, net short-term capital gains (the excess of short-term capital gains over short-term losses), and net gains from certain foreign currency transactions for the taxable year (the distribution requirement; and (3) satisfy certain diversifications requirements at the close of each quarter of the Fund’s taxable year.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior taxable income and gains not distributed. Each Fund intends to continue to make distributions necessary to avoid imposition of the excise tax.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the 90% test.

A Fund may invest in certain futures and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a particular election that will be subject to section 1256 of the Code (collectively section 1256 contracts). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies.  Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures, and forward currency contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

Certain Funds may invest in the stock of “passive foreign investment companies” (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

As a holder of those securities, the Fund must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its

22

investment company taxable income (determined without regard to any deduction for dividends paid) and net tax-exempt income, including any accrued tax-exempt OID, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of the Shareholders

Distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, distributions a Fund declares in October, November, or December and pays to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the distributions during the following January. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to (“in lieu of”) any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum federal income tax rate on “qualified dividend income” received by individuals (recently enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003), such “in lieu of” payments, when distributed to the Fund’s shareholders, will not be treated as “qualified dividend income” and instead will be taxed at the shareholders’ marginal federal income tax rates.

Interest on certain of those bonds is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

  TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’

23

interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Services Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

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Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (64)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as
One registered investment company consisting of 46 funds

well as over 16 years’ experience as a board member.
Robert L. Mason, Ph.D. (63)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

One registered investment company consisting of 46 funds
Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Management, Associate Professor of Finance, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.

One registered investment company consisting of 46 funds

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Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’
One registered investment company consisting of 46 funds

experience as a board member.
Richard A. Zucker (66)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds

*	The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**
The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons”under the 1940 Act.

Interested Trustee

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.
One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Dan McNamara (43)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds
R. Matthew Freund (46)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (02/10-present); Vice President, Fixed Income Investments, IMCO (2/08-2/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds
John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds

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Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Secretary of FAI and FPS.

One registered investment company consisting of 46 funds
James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds
Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds
William A. Smith (61)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life(2/09- present);  Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

One registered investment company consisting of 46 funds
Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*  The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

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Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds. During the Funds’ most recent full fiscal year ended May 31, 2010, the Board of Trustees held meetings [ ] times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended May 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditor’s reports and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended May 31, 2010, the Audit Committee held meetings [ ] times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended May 31, 2010, the Pricing and Investment Committee held meetings [ ] times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and Non-Interested Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended May 31, 2010, the Corporate Governance Committee held meetings [ ] times.

There are no executive officers of the Manager in addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

	Precious Metals	International	World Growth
	and Minerals Fund	Fund	Fund
Interested Trustee
Christopher W. Claus	$10,001-$50,000	$10,001 - $50,000	None
Non-Interested Trustees
Barbara B. Dreeben	None	None	None
Robert L. Mason	None	None	None
Barbara B. Ostdiek, Ph.D	None	None	$0 -$10,000
Michael F. Reimherr, Ph.D	$1-$10,000	None	None
Richard A. Zucker	None	None	None

	Emerging	GNMA	USAA Fund
	Markets Fund	Trust	Complex
Interested Trustee
Christopher W. Claus	$10,001-$50,000	None	Over $100,000
Non-Interested Trustees
Barbara B. Dreeben	None	None	Over $100,000
Robert L. Mason	None	None	Over $100,000
Barbara B. Ostdiek, Ph.D	None	None	$50,000-$100,000
Michael F. Reimherr, Ph.D	None	$1-$10,000	Over $100,000
Richard A. Zucker	None	None	Over $100,000

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The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ X	$ X
Robert L. Mason. Ph.D	$ X	$ X
Barbara B. Ostdiek, Ph.D	$ X	$ X
Michael F. Reimherr	$ X	$ X
Richard A. Zucker	$ X	$ X

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust or any other fund of the USAA Fund Complex.

(b)	At May 31, 2010, the USAA Fund Complex consisted of one registered investment company offering 46 individual funds.

No compensation is paid by any Fund to any Trustee or officer who is a director, officer, or employee of IMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of Fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser. As of April 30, 2010, the officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of April 30, 2010, USAA and its affiliates owned no shares of the Emerging Markets Fund, Precious Metals and Minerals Fund, World Growth Fund, GNMA Trust, and International Fund.

The following table identifies all persons who, as of April 30, 2010, held of record or owned beneficially 5% or more of the voting stock of any Fund’s shares.

Name and Address
Title of Class	of Beneficial Owner	Percent of Class
Precious Metals and Minerals	Ameritrade	%
Omaha, NE 68103

GNMA Trust	Fidelity Investments Institutional	%
Operations Company FIIOC
Agent Certain Employee Benefit Plans
Covington, KY 41015-1999

 THE TRUST’S MANAGER

As described in each Fund’s prospectus, IMCO is the investment adviser for each Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Mutual Funds Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments of USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $xx billion, of which approximately $xx billion were in mutual fund portfolios.

Advisory Agreement

The Manager provides investment management and advisory services to the Funds pursuant to an Advisory Agreement dated August 1, 2006, (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policies, and manages the portfolio assets for each of the Funds. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. The Advisory Agreement authorizes the

30

Manager to retain one or more Subadvisers for the management of all or a portion of a Fund’s investment portfolio and, as described below, the Manager has entered into one or more Investment Subadvisory Agreements (Subadvisory Agreements) for certain Funds. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of Subadvisory Agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the prospectuses.

For the services under this agreement, each Fund has agreed to pay the Manager a fee computed as described under Fund Management in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and periodic reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2010, and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of a majority of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days’ written notice. The Advisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. Any such waiver or reimbursement may be modified or terminated by the Manager at any time without prior notice to the shareholders.

For the last three fiscal years ending May 31, management fees were as follows:

Fund	2008	2009		2010
Precious Metals and Minerals Fund	$7,793,356	$7,342,566	$
Emerging Markets Fund	$5,281,235	$3,852,681	$
International Fund	$10,934,598	$8,294,125	$
World Growth Fund	$4,140,866	$3,072,887	$
GNMA Trust	$682,143	$863,134	$

As a result of the Funds’ actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

Fund	2008	2009		2010
Emerging Markets Fund (Institutional Shares)	$-	$13,586	$
International Fund (Institutional Shares)	$-	$8,022	$

The management fees of each Fund are based upon two components: (1) a base fee, which is accrued daily and paid monthly, computed at an annual rate of average net assets as follows:

Fund	Fee Rate
Precious Metals and Minerals Fund	.75%
Emerging Markets Fund	1.00%
GNMA Trust	.125%
International Fund	.75%
World Growth Fund	.75%

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and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to a relevant Lipper index. Each Fund’s performance will be measured against the relevant Lipper indexes listed below.

Fund	Lipper Index
Precious Metals and Minerals Fund	Gold
Emerging Markets Fund	Emerging Markets
GNMA Trust	GNMA
International Fund	International
World Growth Fund	Global

Computing the Performance Adjustment

For any month, the base fee of each Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

Fixed Income Funds: GNMA Trust

Over/Under Performance Relative to Index	Annual Adjustment Rate
(in basis points) 1	(in basis points as a percentage
of a Fund’s average net assets)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

Equity Funds: Precious Metals and Minerals Fund Emerging Markets Fund International Fund World Growth Fund

Over/Under Performance Relative to Index	Annual Adjustment Rate
(in basis points) 1	(in basis points as a percentage
of a Fund’s average net assets)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

1	Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

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Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)  Average annual performance over a 36-month period
(b)  In basis point
(c)  Annual adjustment rate divided by 365, multiplied by 30, and stated as a percentage

Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gain distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Lipper index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Lipper index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Subadvisory Agreements

The Manager has entered into Subadvisory Agreements dated August 1, 2006, with the Subadvisers identified below, under which each Subadviser provides day-to-day discretionary management of some or all of the applicable Fund’s assets in accordance with that Fund’s investment objective(s), policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

Each Subadvisory Agreement will remain in effect with respect to a Fund until July 31, 2010. Each Subadvisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved annually by a vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of the Fund), including a majority of the Non-Interested Trustees, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the Non-Interested Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) on 60 days’ written notice; by IMCO at any time; or by the applicable Subadviser on 90 days’ written notice. Each Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act) or if the Advisory Agreement is terminated.

For the Emerging Markets Fund, the Manager has entered into Subadvisory Agreements with The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch.

The Manager (not the Fund) pays The Boston Company a fee in the annual amount of 0.69% of the portion of the Fund’s average daily net assets that The Boston Company manages. The Boston Company is a wholly owned independently operated subsidiary of the Bank of New York Mellon Corporation.

The Manager (not the Fund) pays Batterymarch a fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over $100 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund’s average daily net assets that Batterymarch manages.

For the International Fund, the Manager has entered into a Subadvisory Agreement with Massachusetts Financial Services Company (d/b/a MFS Investment Management (MFS)). The Manager (not the Fund) pays MFS a fee in the annual amount of 0.29% of the average daily net assets of the International Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

For the World Growth Fund, the Manager has entered into a Subadvisory Agreement with MFS. The Manager (not the Fund) pays MFS a fee in the annual amount of 0.29% of the average daily net assets of the World Growth Fund.

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Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirmations of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) of the average daily net assets for each Fund. We may also delegate one or more of our responsibilities to others at our expense.

With respect to the Emerging Markets institutional shares, International institutional shares, and Precious Metals and Minerals institutional shares, for these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average net assets. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended May 31, the Trust paid IMCO the following administration and servicing fees:

Fund	2008	2009		2010
Precious Metals and Minerals Fund
(Fund Shares)	$1,501,133	$1,375,581	$
Precious Metals and Minerals
(Institutional Shares)	N/A	$1,997	$
Emerging Markets Fund
(Fund Shares)	$812,454	$558,415	$
Emerging Markets (Institutional
Shares)	N/A	$4,320	$
International Fund (Fund Shares)	$2,254,636	$1,555,761	$
International (Institutional Shares)	N/A	$9,300	$
World Growth Fund	$821,943	$576,387	$
GNMA Trust	$754,587	$803,837	$

* The Fund’s actual expenses exceeded the expense limitation to attempt to prevent a negative yield; as a result, the Manager did not receive fees to which it would have been entitled.

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and tax services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal years ended May 31, 2008, and 2009, the Funds reimbursed the Manager for these legal and tax services and for the fiscal year ended May 31, 2010, the Funds reimbursed the Manager for these compliance, legal and tax services, as follows:

Fund	2008	2009		2010
Precious Metals and Minerals Fund	$15,216	$16,039	$
Emerging Markets Fund	$8,625	$6,786	$
International Fund	$24,072	$19,144	$
World Growth Fund	$9,208	$7,009	$
GNMA Trust	$8,338	$9,504	$

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Codes of Ethics

The Funds’ Manager and the Subadvisers each have adopted an Investment Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Trust’s Board of Trustees reviews the administration of the Investment Code of Ethics at least annually and receives certifications from the Manager and Subadvisers regarding their Code of Ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Investment Code of Ethics adopted by the Manager and the Funds. The Code of Ethics is designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics requires the portfolio manager and other employees with access to information about the purchase or sale of securities by a Fund to abide by the Code of Ethics requirements before executing permitted personal trades.

Copies of the Codes of Ethics for the Funds’ Manager as well as each Subadviser have been filed with the SEC and are available for public review.

Proxy Voting Policies and Procedures

The Trust’s Board of Trustees has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under the Fund’s securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to the Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained RiskMetrics Group (RMG), formerly Institutional Shareholder Services, Inc., to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Fund. RMG has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the RMG U.S. Proxy Voting Guidelines and RMG International Proxy Voting Guidelines (the RMG Guidelines) as customized by the Manager with respect to certain matters. The Manager retains the authority to determine the final vote for securities held by the Fund.

To avoid any improper influence on the Manager’s voting decisions, the Manager generally will follow the voting recommendations of RMG, except as briefly described below. Before any voting deadline, RMG will provide the Manager’s Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the RMG Guidelines. In evaluating RMG’s recommendations, the Manager may consider information from many sources, including the Funds’ portfolio manager, the Manager’s Investment Strategy Committee, the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager’s Head of Equity Investments will then review RMG’s recommendations, and if he or she determines that it would be in the Funds’ best interests to vote the shares contrary to RMG’s recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds’ principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds’ principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to RMG’s recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager’s Investment Strategy Committee, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager’s Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the Funds’ Board of Trustees at the next regularly scheduled meeting of the Board. The Manager’s Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any RMG’s recommendation.

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Copies of the Manager’s proxy voting policies and procedures are available without charge (i) by calling 800-531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC’s website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge at usaa.com and (ii) on the SEC’s website at http://www.sec.gov.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services with respect to the retail shares and institutional shares of the Funds. However, IMCO receives compensation as described below for providing such distribution services with respect to the Funds’ adviser shares.

Distribution and Shareholder Services Plan

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.  The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

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Other Compensation to Financial Intermediaries

In addition to the compensation paid by the Funds for the distribution and servicing of Adviser Shares described above, the Manager or its affiliates, from time to time may make additional payments to financial intermediaries for the sale and distribution of Adviser Shares of a Fund and for services to the Adviser Shares of a Fund and its shareholders. These non-plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. The payments described above are made from the Manager’s or its affiliates’ own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of adviser shares of a Fund. Pursuant to applicable NASD regulations, the details of certain of these payments, including the financial intermediary receiving such payments in connection with the sale and distribution of Fund shares, may be required to be disclosed. As of the date of this Statement of Additional Information, the following financial intermediaries are receiving such payments: [insert names]. The level of payments made to these financial intermediaries in any year will vary and normally will not exceed the sum of (a) ____% of such year’s Fund sales by that financial intermediary, and (b) ____% of the assets attributable to that financial intermediary invested in a Fund.

[Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.]

From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23 to $25.50 per account. The fee is subject to change at any time.

For its services under the Transfer Agency Agreement, the Emerging Markets institutional shares, International institutional shares, Precious Metals and Minerals institutional shares, pays the Transfer Agent a fee computed daily and paid monthly, at an annual rate equal to five one-hundredths of one percent (0.05%) of the average net assets. In addition to the asset-based fee, the Transfer Agent also is entitled to reimbursement  from the Trust for all reasonable out-of-pocket expenses, charges and other disbursements incurred by it in connection with the performance of services under the Transfer Agency Agreement, including but not limited to: (1) the cost of any and all forms, statements, labels, envelopes, checks, tax forms, and other printed materials which is required by the Transfer Agent to perform its duties; (2) delivery charges, including postage incurred in delivering materials to, and receiving them from, the Trust and shareholders; (3) communication charges; (4) maintenance of shareholder records (including charges for retention and imaging); (5) tax reporting systems; (6) counsel fees; and (7) cash and asset management services. Also, the Transfer Agent is authorized to enter into third party service agreements in which the Trust will pay the Transfer Agent the lesser of (i) the amount payable by Transfer Agent to the servicing agent, or (ii) the amount that would have been paid to the Transfer Agent if all the accounts had been maintained by the agent maintained by the Transfer Agent. The fee is subject to change at any time.

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The fee paid to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended May 31, 2010, unless otherwise specified.

Precious Metals and Minerals Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark W. Johnson	0 $0 Million	0	0	0 $0 Million	0	0
Dan Denbow	0 $0 Million	0	0	0 $0 Million	0	0
GNMA Trust

Margaret Weinblatt	0 $0 Million	0	0	0 $0 Million	0	0

USAA

Conflicts of Interest: These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same  security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers’ have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust’s Board of Trustees also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The mutual funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each Fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation: IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or

38

if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category. Each Fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund’s relative performance compared to the Fund’s comparative ranking against the appropriate Lipper index as set forth in the Fund’s prospectus. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership: As of the fiscal year ended May 31, 2010, the portfolio managers of USAA beneficially owned securities of the Fund in which they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
Mark W. Johnson	Precious Metals and Minerals Fund	$100,001-$500,000
Margaret “Didi” Weinblatt	GNMA Trust	$100,001-$500,000
Dan Denbow	Precious Metals and Minerals Fund	$1-$10,000

MFS

Other Accounts Managed: The following table sets forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2010.

International Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Marcus L. Smith	0 $0 Million	0	0	0 $0 Million	0	0
Daniel Ling	0 $0 Million	0	0	0 $0 Million	0	0

World Growth Fund

David R. Mannheim	0 $0 Million	0	0	0 $0 Million	0	0
Roger Morley	0 $0 Million	0	0	0 $0 Million	0	0

Conflicts of Interest: MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a USAA Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

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The management of multiple funds and accounts (including proprietary accounts) give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for a Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of a Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In most cases, however, MFS believes that a Fund’s ability to participate in volume transactions will produce better executions for a Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than a Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment.

Compensation: Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the formers and less weight given to the latter.

The quantitative portion is based on pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”).  As of December 31, 2009, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
David Mannheim	Lipper International Funds
Lipper Global Funds
Lipper Variable Global Core Funds
MSCI EAFE Index
Lipper International Large-Cap Growth Funds
Lipper International Large Cap Core Funds
MSCI World Index
Lipper Global Multi-Cap Core Funds
Lipper Global Large-Cap Core Funds
FTSE All-World Index
MSCI KOKUSAI Index
Standard & Poor’s Developed Large Mid Cap Growth
Marcus L. Smith	Lipper International Funds
MSCI EAFE Index
MSCI World Index
Standard & Poor’s/Europe Pacific Asia Composite Large Mid Cap Growth Index
Lipper International Large Cap Growth Funds
Lipper International Large Cap Core Funds
MSCI Japan Index
FTSE All-World Developed Index

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Additional or different benchmarks, including versions of indices and custom indices may also be used.  Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage, and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Portfolio Ownership: As of the fiscal year ended May 30, 2010, no portfolio managers of MFS beneficially owned any securities of the USAA Funds they managed.

The Boston Company

Other Accounts Managed: The following table sets forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of May 31, 2010.

Emerging Markets Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
D. Kirk Henry	0 $0 Billion	0 $0 Billion	0 $0 Billion	0	0	0 $0 Billion
Carolyn M. Kedersha	0 $0 Billion	0 $0 Billion	0 $0 Billion	0	0	0 $0 Billion
Warren Skillman	0 $0 Billion	0 $0 Billion	0 $0 Billion	0	0	0 $0 Billion

Conflicts of Interest: A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

New Investment Opportunities

Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

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The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

Compensation

Potential Conflict: A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager’s compensation.

■	The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation.

Investment Objectives

Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

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To mitigate the conflict in this scenario The Boston Company has in place a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Trading

Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

■
When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

Personal Interest

Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

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All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

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Outside Directorship

Potential Conflict: Employees may serve as directors, officers, or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates, and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

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In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer, or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

Proxy Voting

Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

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Material conflicts of interest are addressed through the establishment of our parent company’s Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

Personal Trading

Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company’s clients.

■
Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

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Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

Soft Dollars

Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

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It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

Consultant Business

Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e. clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

■	The Boston Company does not pay referral fees to consultants.

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Gifts

Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company’s Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

■
The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct.  Gifts received with a face value under $100 may be accepted so long as they are not intended to influence.  It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501 (c)(3) charitable organization of the employee’s choice.

Compensation: The portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for The Boston Company Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall The Boston Company profitability. Therefore, all bonus awards are based initially on The Boston Company’s financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager’s range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year (weighted 50%) and three-year (weighted 50%) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate Lipper peer groups (or Callan EM Universe of Performance Ranking in the case of the USAA Emerging Markets Fund). Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.

For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to The Boston Company-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

All portfolio managers and analysts are also eligible to participate in The Boston Company Long Term Incentive Plan. This plan provides for an annual award, payable equally in Mellon Financial restricted stock and The Boston Company phantom stock. Both the restricted stock and phantom stock cliff vest after three years. The value of the phantom stock award changes during the vesting period based upon changes in The Boston Company’s operating income.

Portfolio Ownership: As of the fiscal year ended May 31, 2009, no portfolio manager of The Boston Company beneficially owned any shares of the USAA Fund they managed.

Batterymarch

Other Accounts Managed: The following table sets forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of December 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David W. Lazenby	0 $0 Million	0 $0 Million	0 $0 Million	0	0	0 $0 Million

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Conflicts of Interest: Actual or potential conflicts may arise in managing the Funds in conjunction with the portfo-lios of Batterymarch’s other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account, including the Funds.

Allocation of Limited Investment Opportunities: If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have sim-ilar portfolio characteristics, Batterymarch does not “clone” client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

Allocation of Partially Filled Transactions in Securities: Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size.

Batterymarch may make exceptions from this general policy from time to time based on factors such as the avail-ability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

Opposite (i.e., Contradictory) Transactions in Securities: Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a “buy” by its stock selection model.

Certain Batterymarch portfolio managers who manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account port-folios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls, and portfolio construction rules used by Batterymarch to manage its clients’ long-only portfolios may differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls, and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

Batterymarch has created certain compliance policies and procedures designed to minimize harm from such con-tradictory activities/events.

Selection of Brokers/Dealers: In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch’s judgment of that broker’s superior execution capabilities and/or as a result of Batterymarch’s perceived value of the broker’s research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch’s behalf, Batterymarch does receive propri-etary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser’s receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch’s clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

Personal Securities Transactions: Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch’s supervised persons, to the extent not prohibited by Batterymarch’s Code of Ethics, may buy, hold, or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is

45

purchasing, holding, or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest among Batterymarch, its supervised persons, and its clients.

Batterymarch employees may also invest in mutual funds that are managed by Batterymarch, including the Funds. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds’ investment holdings, which is non-public information. To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders’ interests in funds managed by Batterymarch).

Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts managed by Batterymarch, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

Performance-based Fee Arrangements: Batterymarch manages some accounts under performance-based fee arrangements.

Batterymarch recognizes that this type of incentive compensation creates the risk of potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers’ compensation, as described below in our response under Compensation.

Soft dollars: Batterymarch does not use brokerage commissions (i.e., soft dollars) to pay for third party research products and services. Batterymarch does receive proprietary research products and services directly from certain brokers, but the provision of research services to Batterymarch by a broker does not alone influence Batterymarch to select that broker.

When it is reasonably determined that more than one broker can offer execution services at the best available price, consideration may also be given to those brokers that supply proprietary research services.  Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved.  Clients should consider that there is a potential conflict of interest between their interests in obtaining the best available price and an investment adviser’s receipt of research from brokers selected by the investment adviser for trade execution.

Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate, or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons, and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

Batterymarch’s CCO conducts a review of the firm’s potential conflicts of interest and a risk assessment on annual basis.

Compensation: In addition to customary employee benefits (e.g., medical coverage), compensation received by Batterymarch’s portfolio managers includes:

• competitive base salaries;

• individual performance-based bonuses based on the investment professionals’ added value to the portfolios for which they are responsible measured on a one-, three- and five year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

• corporate profit-sharing; and an

• annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for at least 31 months to receive payment)

Performance is evaluated on an aggregate product basis that the Portfolio manager is responsible for and is generally not analyzed by any individual client portfolios.

Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. As noted above, compensation is generally not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch’s client portfolios.

Portfolio Ownership: As of May 31, 2010, no portfolio manager of Batterymarch beneficially owned any shares of the USAA Fund they managed.

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PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, Subadvisers, rating agencies, mutual fund evaluation services, such as Lipper Inc., and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to the Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, a Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and Subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, each Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non-Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on each Fund’s investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily NAV and other recordkeeping functions. In addition, assets of the Precious Metals and Minerals, Emerging Markets, International, and World Growth Funds may be held by

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certain foreign subcustodians and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

Counsel

K&L Gates LLP, 1601 K Street N.W., Washington, DC 20006, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

APPENDIX A – LONG-TERM AND SHORT-TERM DEBT RATINGS

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba       Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B        Obligations rated B are considered speculative and are subject to high risk.

Caa    Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
 An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated B is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC     An obligation rated CC is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Ltd (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take

49

factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
 Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
 Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
 Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
 Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
 Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D     This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co, Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa   Assigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa     Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a        Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

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bb
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc,
c             Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s Municipal

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligations

VMIG 1
 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
 This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Corporate and Government

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

Prime-2
Issuers rated Prime-2 have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Prime-3
 Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NP	Not Prime. Issues do not fall within any of the Prime rating categories.

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S&P Municipal

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

S&P Corporate and Government

A-1
 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
 Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

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R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), R-3 (middle), R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: The Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

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xxxx-0810

Part B

Statement of Additional Information for the
Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and
Tax Exempt Short-Term Fund

Adviser Shares Class

Included herein

USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010
[Missing Graphic]

Tax Exempt Long-Term Fund Adviser Shares
Tax Exempt Intermediate-Term Fund Adviser Shares
Tax Exempt Short-Term Fund Adviser Shares

USAA MUTUAL FUNDS TRUST (the Trust) is a registered investment company offering shares of forty-six no-load mutual funds, three of which are described in this Statement of Additional Information (SAI): the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and Tax Exempt Short-Term Fund, (collectively, the Funds). The Funds offer two classes of shares retail and adviser shares. The Trust has the ability to offer additional funds or classes of shares. The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified and has a common investment objective of providing investors with interest income that is exempt from federal income tax.

You may obtain a free copy of the prospectus dated August 1, 2010, for the Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page
2	Valuation of Securities
2	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
4	Investment Plans
5	Investment Policies
13	Investment Restrictions
14	Portfolio Transactions
15	Fund History and Description of Shares
16	Tax Considerations
18	Trustees and Officers of the Trust
26	The Trust’s Manager
31	Portfolio Manager Disclosure
33	Portfolio Holdings Disclosure
34	General Information
34	Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to

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send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

  ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA family of funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management, USAA College Savings Plan®, USAA Global Opportunities Portfolio, or USAA Federal Savings Bank Trust Department that are not executed for any short-term trading profit motive; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

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The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

Some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA family of funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA family of funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request. For those omnibus accounts for which we have entered into agreements to provide underlying trade information, the USAA family of funds reviews net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity for individual accounts to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

Because of the increased costs to review underlying trading information, the USAA family of funds will not enter into agreements with every financial intermediary. The USAA family of funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

  INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfers from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The

4

amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

  INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in the Funds’ prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of a Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of these Funds’ investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in

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the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Periodic Auction Reset Bonds

Each Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of each Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC  guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2)

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whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust’s Board of Trustees.

Adjustable-Rate Securities

Each Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate Demand Notes

Each Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

Zero Coupon Bonds

Each Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

Each Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity

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is the earlier put date, even though stated maturity is longer. For the Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The interest from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities,

8

sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, each Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

Each Fund may buy and sell certain types of derivatives, such as  inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of each Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A

9

portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for the securities’ price volatility.

Futures Contracts

Each Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

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Options on Futures Contracts

Each Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, each Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of each Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

Each Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

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Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund’s portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Tax Exempt Liquidity Protected Preferred Shares

Each Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (“LPP shares”) are generally designed to pay dividends that reset on or about every seven days in a remarketing process. Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period. If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period. LPP shares possess an unconditional obligation from a liquidity provider (typically a high quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date.  If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different.  The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process.  Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings.  There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids.  If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the fund may not be able to sell some or all of the LPP shares it holds.  In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising.  Furthermore, there can be no assurance that a secondary

12

market will exist for LPP shares or that the fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares. In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds. These securities are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate.  In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the fund to invest in LPP shares.

  INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

Under the restrictions, each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Bond Funds from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

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Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes.

  PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Funds’ transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

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Fund	Transaction Amount	Underwriting Concessions
Tax Exempt Long-Term	$	$
Tax Exempt Intermediate-Term	$	$
Tax Exempt Short-Term	$	$

Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Funds’ portfolios appropriate in view of each Fund’s investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. Each of the Funds may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Funds’ portfolio turnover rates were as follows:

FUND	2009	2010
Tax Exempt Long-Term	13%
Tax Exempt Intermediate-Term	13%
Tax Exempt Short-Term	24%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

  FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, three of which are described in this SAI. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Funds are series of the Trust and are diversified. The Trust began offering shares of the Funds in August 2006. The Funds formerly were series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the Long-Term, Intermediate-Term, and Short-Term Funds in March 1982 and was reorganized into the Trust in August 2006. The Funds offer two classes of shares, identified as retail shares and Adviser Shares. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

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Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code) (RIC). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

To continue to qualify for treatment as a (RIC), a Fund must, among other things, (1) derive  at least 90% of its gross income each taxable year from interest dividends payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds,  may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is
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actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction and generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of investment companies that pay distributions other than exempt-interest dividends, or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on certain dividends applicable to for individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

A shareholder of a Tax Exempt Bond Fund should be aware that a redemption of shares of that Fund (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of a Tax Exempt Bond Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has
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held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

Each Tax Exempt Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Funds’ dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

State and Local Taxes

The exemption of interest income and exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

 TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the
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identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Services Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

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Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board’s decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (64)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.

One registered investment company consisting of 46 funds

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Robert L. Mason, Ph.D. (63)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

One registered investment company consisting of 46 funds
Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Management, Associate Professor of Finance, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.

One registered investment company consisting of 46 funds
Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (66)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds

*	The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**
The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons”under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

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Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Dan McNamara (43)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).
One registered investment company consisting of 46 funds
R. Matthew Freund (46)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (02/10-present); Vice President, Fixed Income Investments, IMCO (02/08-2/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds
John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds
Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Secretary of FAI and FPS.

One registered investment company consisting of 46 funds
James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds
Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds

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William A. Smith (61)	Assistant Treasurer	February 2009	Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life	One registered investment company consisting of 46 funds

(2/09- present);  Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*  The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings seven times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings x times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings x times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings x times.

There are no executive officers of the Manager in addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

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The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

	Tax Exempt	Tax Exempt Intermediate-	Tax Exempt
	Long-Term Fund	Term Fund	Short-Term Fund
Interested Trustee
Christopher W. Claus	None	Over $100,000	$10,001 - $50,000

Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000	None
Robert L. Mason	$10,001-$50,000	None	None
Barbara B. Ostdiek	None	None	None
Michael F. Reimherr	None	$10,001-$50,000	None
Richard A. Zucker	Over $100,000	None	None

USAA Fund
Complex Total

Interested Trustee
Christopher W. Claus	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	Over $100,000
Robert L. Mason	Over $100,000
Barbara B. Ostdiek	$50,001-$100,00
Michael F. Reimherr	Over $100,000
Richard A. Zucker	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ X	$ X
Robert L. Mason	$ X	$ X
Barbara B. Ostdiek	$ X	$ X
Michael F. Reimherr	$ X	$ X
Richard A. Zucker	$ X	$ X

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of April 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Funds.

As of April 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of any Funds.

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The following table identifies all persons, who as of April 30, 2010, held of record or owned beneficially 5% or more of any of the Funds’ shares.

Name and Address of Beneficial Owner
Title of Class		Percent of Class
Tax Exempt Short-Term Fund	Robert M. Kommerstad Lila M. Kommerstad	x.xx%

Trst Kommerstade Family Trust Dated 5/16/88 Bradbury, CA

THE TRUST’S MANAGER

As described in the prospectus, IMCO is the Manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $xx billion, of which approximately $xx billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders.

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For the last three fiscal years ended March 31, the Trust paid IMCO the following fees:

FUND	2008	2009	2010
Tax Exempt Long-Term	$6,451,796	$4,899,162
Tax Exempt Intermediate-Term	$8,427,312	$5,991,258
Tax Exempt Short-Term	$3,311,316	$3,603,587

The Funds’ management fees are based upon two components, a base fee and a performance adjustment. The base fee is computed and paid at twenty-eight one-hundredths of one percent (.28%) of average net assets and a performance adjustment increases or decreases the base fee depending upon the performance of a Fund relative to its relevant index. The Tax Exempt Long-Term Fund’s performance will be measured relative to that of the Lipper General Municipal Debt Fund Index, the Tax Exempt Intermediate-

Term Fund’s performance will be measured relative to that of the Lipper Intermediate Municipal Debt Fund Index, and the Tax Exempt Short-Term Fund’s performance will be measured relative to that of the Lipper Short Municipal Debt Fund Index.

Computing the Performance Adjustment

For any month, the base fee of a Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

Tax Exempt Long-Term Fund
Tax Exempt Intermediate-Term Fund
Tax Exempt Short-Term Fund
Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1	Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

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 Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)	Average annual performance over a 36-month period

(b)	In basis points

(c)	Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

Each of the Funds measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the General Municipal Debt Fund Index, the Intermediate Municipal Debt Fund Index, and the Short Municipal Debt Fund Index. Because the adjustment to the base fee is based upon each Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for each Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

FUND	2008	2009	2010
Tax Exempt Long-Term	$3,595,874	$3,256,598
Tax Exempt Intermediate-Term	$4,180,245	$3,807,780
Tax Exempt Short-Term	$1,540,732	$1,654,078

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In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, the Funds reimbursed the Manager for these compliance and legal services as follows:

FUND	2008	2009	2010
Tax Exempt Long-Term	$38,911	$31,174
Tax Exempt Intermediate-Term	$45,136	$36,359
Tax Exempt Short-Term	$16,994	$15,169

Codes of Ethics

The Funds and the Manager has adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the respective Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services with respect to the retail shares of the Funds. However, IMCO receives compensation as described below for providing such distribution services with respect to the Funds’ Adviser Shares.

Distribution and Shareholder Services Plan

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.  The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its

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shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

Other Compensation to Financial Intermediaries

In addition to the compensation paid by the Funds for the distribution and servicing of Adviser Shares described above, the Manager or its affiliates, from time to time may make additional payments to financial intermediaries for the sale and distribution of Adviser Shares of a Fund and for services to the Adviser Shares of a Fund and its shareholders. These non-plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts.  The payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. The payments described above are made from the Manager’s or its affiliates’ own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of adviser shares of a Fund. Pursuant to applicable NASD regulations, the details of certain of these payments, including the financial intermediary receiving such payments in connection with the sale and distribution of Fund shares, may be required to be disclosed. As of the date of this Statement of Additional Information, the following financial intermediaries are receiving such payments: [insert names]. The level of payments made to these financial intermediaries in any year will vary and normally will not exceed the sum of (a) ____% of such year’s Fund sales by that financial intermediary, and (b) ____% of the assets attributable to that financial intermediary invested in a Fund.

[Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and

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charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.]

From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

Transfer Agent

USAA Shareholder Account Services (Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholders services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

Tax Exempt Long-Term Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
John C. Bonnell	6*		$0	$0	0	$0

* Three of these accounts with total assets of $  have advisory fees based on the performance of the account.

Tax Exempt Intermediate-Term Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Regina Shafer	3*		$0	$0	0	$0

* One of the three accounts with total assets of $ has advisory fees based on the performance of the account.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Regina Shafer	3*		$0	$0	0	$0

* One of the three accounts with total assets of $ has advisory fees based on the performance of the account.

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Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust's Board of Trustees also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category. Each fixed income fund has a performance fee component to the advisory fee earned by IMCO. The performance  fee adjustment for these Funds is based on the Fund's relative performance  compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

As of the fiscal year ended March 31, 2010, the Funds’ portfolio managers beneficially owned securities of the Fund they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
John Bonnell	Tax Exempt Long-Term Fund	$100,001 - $500,000
Regina Shafer	Tax Exempt Intermediate-Term Fund	$100,001 - $500,000
	Tax Exempt Short-Term Fund	$100,001 - $500,000

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PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Funds intend to post their top ten holdings on usaa.com 15 days following the end of each month.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

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GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on the Funds’ investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1600 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

  APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS
Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

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Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba       Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B        Obligations rated B are considered speculative and are subject to high risk.

Caa    Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Fitch Ratings  (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which

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A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D             This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co, Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa    Assigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa     Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a       Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

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ccc, cc,
c          Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NP	Not Prime. Issues do not fall within any of the Prime rating categories..

Moody’s Commerical Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•Leading market positions in well-established industries.

•High rates of return on funds employed.

•Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

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S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

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R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), R-3 (middle), R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: The Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

xxxxx-0810
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Part B

Statement of Additional Information for the
California Bond Fund

Adviser Shares Class

Included herein

USAA MUTUAL FUNDS TRUST	STATEMENT OF
ADDITIONAL INFORMATION
MAY 1, 2010

California Bond Fund Adviser Shares

USAA MUTUAL FUNDS TRUST (the Trust) is a open-end management investment company offering shares of forty-six no-load mutual funds, one of which are described in this Statement of Additional Information (SAI): the California Bond Fund. The Fund is classified as diversified and has a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Bond Fund offers two classes of shares retail and advisor shares. The Trust has the ability to offer additional funds or classes of shares.  The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

You may obtain a free copy of the prospectus dated August 1, 2010, for the California Fund by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Fund, and should be read in conjunction with the prospectus.

The financial statements of the Fund and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page
2	Valuation of Securities
2	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
4	Investment Plans
5	Investment Policies
12	Investment Restrictions
13	Special Risk Considerations
18	Portfolio Transactions
19	Fund History and Description of Shares
20	Certain Federal Income Tax Considerations
22	California Tax Considerations
22	Trustees and Officers of the Trust
30	The Trust’s Manager
33	Portfolio Manager Disclosure
34	Portfolio Holdings Disclosure
35	General Information
36	Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

The Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the California Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners,. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

2

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short-Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated SAA managed investment accounts;

▪           Purchases and sales by the USAA Institutional Shares for use in USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement

3

requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements monitor excessive trading or to provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for an identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic

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Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in the Fund’s prospectus describe the investment objective(s) and the investment policies applicable to the Fund. There can, of course, be no assurance that the Fund will achieve its investment objective(s). The Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund’s shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Fund.

Temporary Defensive Policy

The Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal and California state income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the California Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Periodic Auction Reset Bonds

The Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a

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long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

The Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

The Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

The Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

Up to 15% of the Fund’s net assets in securities that are illiquid, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust's Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading SEC guidance or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager or the applicable Subadviser will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

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Adjustable-Rate Securities

The Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

The Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

The Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

Zero Coupon Bonds

The Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

The Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

The Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Lending of Securities

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to

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maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

The Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The income from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

The Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2)

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whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

The Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, the Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund’s investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

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Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily

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variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security, which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Tax Exempt Liquidity Protected Preferred Shares

The Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (“LPP shares”) are generally designed to pay dividends that reset on or about every seven days in a remarketing process. Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period. If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period. LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date. If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different. The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date

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consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process. Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the Fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising. Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the Fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares. It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares. In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds. These securities are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue.  The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities.  Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for the Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, the Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

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(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of the Fund’s annual income will be excludable from gross income for federal income tax purposes and the shares will also be exempt from the California personal income taxes; the Fund’s net assets will consist of California tax-exempt securities.

SPECIAL RISK CONSIDERATIONS

Because the California Bond Fund invest primarily in California tax-exempt securities, the value of their portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the “State”) and its municipalities, authorities and other instrumentalities that issue such securities. The following information is based on information available as of the date of this Statement of Additional Information primarily from official statements relating to the State’s budget, the latest of which is dated July 1, 2009, and to securities offerings of the State, the latest of which is dated April 22, 2009.

General Economic Conditions

The economy of the State is the largest among the 50 states and one of the largest in the world. The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and services. Certain of the State’s significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

As of July 2009, California, along with the United States, is in a severe economic recession. Falling home prices, reduced credit availability, decreasing investment values and growing job losses, among other factors, have weighed heavily on the California and national economies since 2008. Consumer spending and business investment declined in the second half of 2008 and are continuing downward in 2009. In California, the sharp drop in revenue in February 2008 forced the State to defer payment of approximately $3 billion in State obligations for 30 days. While the 2009 Budget Act has included some measures for cash flow relief, the State Controller has indicated that continuing cash pressures will result in a more severe liquidity crisis in California by July 2009, which may force the State to seek additional financing from contracted capital markets and wary investors. The current fiscal stress and liquidity problems facing the State are exacerbated by the national recession and ongoing turmoil in the global financial and credit markets. Both the State and federal governments have stepped in to try to give a floor to the economic crisis and stimulate the economies of California and the nation as a whole. However, there can be no assurance that the State’s negative economic and fiscal trends will not continue or become more difficult.

California’s geographic location subjects it to earthquake risks. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

State Budgets

2009 Budget Act. The Governor signed the 2009 Budget Act on February 20, 2009, for an unprecedented 17-month period, covering the remainder of the 2008-09 fiscal year and the 2009-10 fiscal year. The 2009 Budget Act forecasted $97.7 billion in General Fund revenues and transfers and $92.2 billion in expenditures. It projected that the $5.5 billion surplus of General Fund revenues over expenditures will permit the State to eliminate the 2008-09 budget deficit of $2.3 billion and end the 2009-10 fiscal year with a positive balance of $3.2 billion. The 2009 Budget Act assumed that the State would implement all of the Governor’s

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proposed budget-balancing solutions, which were subsequently rejected by voters in the May 19 special election creating a budget shortfall of $5.8 billion for the 2009-10 fiscal year.

The Legislative Analyst’s Office (“LAO”), California’s non-partisan fiscal and policy adviser, in its “2009-10 Budget Analysis Series: The Fiscal Outlook Under the February Budget Package” released on March 13, 2009, commended the State’s use of “both sides of the ledger—revenue increases and spending reductions—to attack the state’s dire fiscal situation.”  However, the LAO expressed concern over the number of short-term budget solutions and the budget’s reliance on voter approval of five ballot measures for $6 billion in budget solutions. Based on new data indicating a continued deterioration of California’s economic and revenue outlook, the LAO also projected that the State will need to adopt billions of dollars in additional spending reductions, tax increases or other solutions to resolve the long-term budget problems.

May Revision. The May Revision to the 2009 Budget (the “May Revision”), released on May 14, 2009 and updated on June 5, 2009, forecasted General Fund revenues and transfers of $89.1 billion and General Fund expenditures of $83.5 billion for the 2009-10 fiscal year. In addition, the May Revision projected a $21.3 billion budget deficit as of June 30, 2010 (due primarily to the defeat of the Governor’s proposals, sharp declines in revenue since the issuance of the 2009 Budget Act and a projected deficit of $6.2 billion for the 2008-09 fiscal year), absent corrective actions. The May Revision proposed to close the operating deficit by additional expenditure reductions, consolidation of certain State agencies and a number of fee-shifting measures.  With the implementation of the proposed corrective actions, the May Revision estimated a $4.5 billion available reserve at the end of the 2009-10 fiscal year.

On July 1, 2009, an addendum to the May Revision projected a budget deficit to $26.3 billion for fiscal year 2009-10, an increase of $5 billion, due to the delay in enacting corrective actions and increased revenue shortfalls since May 2009. The addendum proposed $4.8 billion in new budget solutions and adjusted the estimated available reserve at the end of the 2009-10 fiscal year to $1.1 billion.

In its May 21, 2009 “Overview of the 2009-10 May Revision,” the LAO concluded that the May Revision made a reasonable estimate of the State’s current budget problem, but it expressed continued concern over the budget’s dearth of long-term budget-balancing measures and cautioned against the serious downside fiscal and economic risks of a number of the short-term proposals. The LAO also warned that some short-term budget proposals in the May Revision could worsen the fiscal stress on local governments in California.

Significant Deterioration of State Finances. Although the 2008 Budget Act was in operating balance at the time it was adopted in September 2008, the sinking economy and the turmoil in the financial markets caused General Fund revenues to decline faster and farther than expected. At the same time, the worldwide credit crisis, including in the municipal bond market, resulted in a dramatic decrease in the normal volume of bond and note transactions, which limited the State’s ability to obtain necessary financing. On December 17, 2008, the Pooled Money Investment Board took the unprecedented action to halt lending money for an estimated 2,000 infrastructure projects as a result of the liquidity crisis. In February 2009, the State Controller deferred payment of $3 billion in general obligations for 30 days as a result of the liquidity crisis in order to preserve cash for education, debt service and other payments mandated by the State Constitution, federal law and court rulings. In late June 2009, the State Controller announced that another severe cash crisis has forced the State to issue registered warrants (IOUs) to pay non-mandated State obligations beginning on July 2, 2009 until budget and cash solutions are adopted.

Constraints on the Budget Process

Proposition 58, approved in March 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills, or adjourning in joint recess until such legislation is passed.

Given the deteriorating economic conditions and rapidly expanding General Fund deficit, the Governor declared fiscal emergencies on January 10, 2008, December 1, 2008, and July 1, 2009 and called three special sessions of the California Legislature on November 6, December 1, and December 19, 2008 to resolve the budget imbalances, enact economic stimulus and address the State’s cash crisis. On February 19, 2009, the legislature passed the 2009 Budget Act, nearly 5 months before the statutory deadline for approval of the annual budget, which the Governor signed on February 20, 2009. The 2009 Budget Act eliminated a then-

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projected budget deficit of $41.6 billion, the largest in California history, through a number of budget-balancing proposals. Five of the proposals in the 2009 Budget Act required the approval of California voters who subsequently rejected the measures in the statewide special election in May 2009. Additional budget solutions have been proposed in the May Revision and its addendum to offset the $26.3 billion budget deficit. Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State’s General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5% target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. The Governor adopted such an executive order for the fiscal year 2008-09.

Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State’s General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5% target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. The Governor adopted such an executive order for the 2008-09 and 2009-10 fiscal years.

Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

Future Budgets. It cannot be predicted what actions will be taken in the future by the Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness

General Obligation Bonds and Revenue Bonds. As of June 1, 2009, the State had approximately $69.4 billion aggregate principal of long-term general obligation bonds and special revenue bonds. General obligation bond authorizations of approximately $54.7 billion remained unissued as of that date.

Ratings. As of July 6, 2009, the California’s general obligation bonds were rated A2 by Moody’s Investor Services, A+ by Standard & Poor’s, and BBB by Fitch Ratings.Fitch Ratings downgraded it credit rating to below A on July 6, 2009 primarily due to the State’s severe cash crisis and delay in adopting budget and cash solutions. Though general obligation bonds issued by the State remain “investment grade” according to each rating agency, it is not possible to determine whether, or the extent to which, Moody’s, Standard & Poor’s, or Fitch Ratings will change such ratings in the future.

Strategic Growth Plan

In January 2006, the Governor proposed a Strategic Growth Plan for the State, which would spend nearly $223 billion over 20 years on State infrastructure programs such as transportation, education, flood control, public safety and courts. In November 2006, the voters approved the first installment of the Plan by approving $42.7 billion of new general obligation bond authorizations. In 2007, the Legislature authorized $14.3 billion in lease-revenue bond authorities to improve healthcare delivery and address overcrowding in correctional facilities. . In November 2008, California voters approved new general obligation bond measures authorizing $9.95 billion for a high-speed train service linking Southern California and the San Francisco Bay Area, $980 million for construction and renovation of children’s hospitals and $900 million for mortgage loans to California veterans.

Local Government

The primary units of local government in California are counties, ranging in population from 1,100 (Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 480 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of “Proposition 13” in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local

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governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

In the past, some local governments in California have experienced notable financial difficulties, including Los Angeles County, Orange County, and San Diego County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

According to the State, Proposition 1A (described below) changed the State-local fiscal relationship dramatically. These constitutional and statutory changes implement an agreement negotiated between the Governor and local government officials (the “State-local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

As part of the State-local agreement, Proposition 1A was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Proposition 1A amends the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than 2 fiscal years within a period of ten fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.

Proposition 1A also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. If the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate will be suspended. In addition, Proposition 1A expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional Legislative and Other Factors

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the “Appropriations Limit”). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending “appropriations subject to limitation” in excess of the Appropriations Limit. “Appropriations subject to limitation,” are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed “the cost reasonably borne by that entity in providing the regulation, product or service,” but “proceeds of taxes” Various types of appropriations excluded from the Appropriations Limit.

The State’s Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor’s Budget, and thereafter to be subject to the budget process and established in the Budget Act.

On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the “Classroom Instructional Improvement and Accountability Act.” Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor’s concurrence, to suspend the K-14 schools’ minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

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Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the California Funds' portfolios.

Article XIII B, and other Articles of the State Constitution were adopted as measures that qualified for the ballot pursuant to the State’s initiative process. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State’s budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State’s ability to fund such other programs by raising taxes.

Effect of other State Laws on Bond Obligations. Some of the California tax-exempt securities in which the California Funds can invest may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the Legislature for such purpose.

Litigation

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

On August 29, 2008, the Los Angeles Superior Court ruled in favor of the plaintiff in Nortel Networks Inc. v. State Board of Equalization, a tax refund case involving the interpretation of certain statutory sales and use tax exemptions for “custom-written” computer software and licenses to use computer software. The adverse ruling to the Board if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

On August 18, 2008, the U.S District Court, District of California, Western Division, granted in part a preliminary injunction in Independent Living Center of Southern California v. Shewry, a Medi-Cal by various Medi-Cal service providers to bar the State from implementing the 10% reduction in reimbursement rates adopted by the State in July 2008. Both the State and plaintiffs have appealed and the Ninth Circuit Court of Appeals heard oral arguments in February 2009. The Los Angeles Superior Court denied a similar motion for preliminary injunction by different plaintiffs in California Medical Association v. Shewry, which is also on appeal. A final decision adverse to the State in these two cases could result in costs to the General Fund of $750 million to $1.25 billion.

On August 11, 2008, the State Court of Appeal, First Appellate District, ruled in Ventas Finance I, LLC v. Franchise Tax Board that the California Franchise Tax Board improperly levied a fee on the portion of a limited liability company’s income earned in states other than California. In an earlier case, Northwest Energetic Services, LLC v. Franchise Tax Board, the Court of Appeal also ruled that the Franchise Tax Board could not levy any fee on a limited liability company that has no income earned inside California. Actual and potential claims for refunds to limited liability companies similar to these plaintiffs are estimated to be approximately $580 million plus interest.

On March 31, 2008, the State Court of Appeal, First Appellate District, ruled in Computer Service Tax Cases (Dell, Inc. v. State Board of Equalization) that the State Board of Equalization improperly collected sales and use tax on optional service contracts that Dell, Inc. sold with computers. The decision will lead to a judgment requiring the Board to refund the tax with interest. The amount of the refund has not been determined, but with interest may exceed $250 million, which State Board expects will be made in the 2009-10 fiscal year.

On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed.  Plaintiffs – California Teachers Association, California Superintendent of Public Instruction Jack O’Connell, and various other individuals – allege that the California Constitution’s minimum school funding guarantee was not followed for the 2004-05 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

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PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Fund’s transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, there were no such transactions and related underwriting concessions for the Fund.

Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or

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purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Fund’s portfolio turnover rates were as follows:

2009	. . . . . 9%	2010	. . . . . %

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, one of which is described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

The Fund is a series of the Trust and is diversified. The Trust began offering shares of the Funds in August 2006. The Fund formerly was a series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the California Bond in August 1989, and were reorganized into the Trust in August 2006. The Fund offers two classes of shares, identified as retail shares and Adviser Shares. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund.  Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

The Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Fund’s relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of the Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of the Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of

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another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, the Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Funds

The Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its short-term capital loss for the taxable year.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities, (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of it’s total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 in that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

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Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of investment companies that pay distributions other than exempt-interest dividends, or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on certain dividends applicable to for individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if they are paid during the following January.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Fund may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Fund’s counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt California Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding

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at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

CALIFORNIA TAX CONSIDERATIONS

The state of California has adopted legislation incorporating the federal provisions relating to regulated investment companies as of January 1, 2005. Thus, to the extent the Fund distribute their income, they will be exempt from the California franchise and corporate income taxes as regulated investment companies under section 24870 of the California Revenue and Taxation Code.

In the year in which a Fund qualifies as a regulated investment company under the Code and is exempt from federal income tax, (1) the Fund will also be exempt from the California corporate income and franchise taxes to the extent it distributes its income, and (2) provided that 50% or more of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of obligations, the interest on which (when held by an individual) is exempt from personal income taxation under California law, and the Fund designates such dividends as exempt-interest dividends in a written notice mailed to the shareholders within 60 days after the close of the taxable year, the Fund will be qualified under California law to distribute dividends (“California exempt-interest dividends”) which will be exempt from the California personal income tax. The Funds intend to qualify under the above requirement so that they can distribute California exempt-interest dividends. If the Funds fail to so qualify, no part of their dividends will be exempt from the California personal income tax.

The portion of dividends constituting California exempt-interest dividends is that portion derived from interest on obligations issued by California and its municipalities and localities, (as well as certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, or Guam), the interest on which (when held by an individual) is excludable from California personal income under California law. Distributions from the Funds that are attributable to sources other than those described in the preceding sentence generally will be taxable to such shareholders as ordinary income. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income that may be subject to the California alternative minimum tax. The total amount of California exempt-interest dividends paid by each Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by each Fund during such year on California municipal obligations less any expenses and expenditures. California exempt-interest dividends are excludable from income for California personal income tax purposes only. Any dividends paid to shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders for franchise tax purposes notwithstanding that all or a portion of such dividends are exempt from the California personal income tax.

To the extent any portion of the dividends distributed to the shareholders by the Funds are derived from taxable interest for California purposes or net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the California Bond Fund will flow through to its shareholders regardless of how long the shareholders have held their shares (currently, only federal law, not California law, has special rates for long-term capital gains) if such Fund complies with certain rulings. If a shareholder of the Funds received any California exempt-interest dividends on shares thereafter sold within six months of acquisition, then any realized loss, to the extent of the amount of exempt-interest dividends received prior to such sale, will be disallowed. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for California personal income tax purposes. Any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the same series may be disallowed under the “wash sale” rules.

The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of California taxes to the receipt of the Funds’ dividends and as to their own California tax situation.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund’s business and for assuring that the Fund are managed in the best interests of the Fund’s respective shareholders. The Board of Trustees periodically reviews the Fund’s investment performance as well as the quality of other services provided to the Fund and their shareholders by the Fund’s service providers, including IMCO and its affiliates.

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Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Services Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance:  portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

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Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

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Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (64)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.

One registered investment company consisting of 46 funds
Robert L. Mason, Ph.D. (63)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

One registered investment company consisting of 46 funds
Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Management, Associate Professor of Finance, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.
One registered investment company consisting of 46 funds

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Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (66)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds

*The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons”under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Dan McNamara (43)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds
R. Matthew Freund (46)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (02/10-present); Vice President, Fixed Income Investments, IMCO (2/08-2/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

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John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds
Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Secretary of FAI and FPS.

One registered investment company consisting of 46 funds
James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds
Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds
William A. Smith (61)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life(2/09- present);  Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

One registered investment company consisting of 46 funds
Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, MutualFunds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Fund in the USAA family of funds. During the Fund’s most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings [x] times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings [x] times.

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Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings [x] times.

Corporate Governance: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Ostdiek, Mason, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings [x] times.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Fund listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

USAA Fund
	California	Complex
Interested Trustee
Christopher W. Claus	None	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000
Robert L. Mason, Ph.D	None	Over $100,000
Barbara B. Ostdiek, Ph.D	None	$50,001-$100,00
Michael F. Reimherr	None	Over $100,000
Richard A. Zucker	None	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ X	$ X
Robert L. Mason, Ph.D	$ X	$ X
Barbara B. Ostdiek, Ph.D	$ X	$ X
Michael F. Reimherr	$ X	$ X
Richard A. Zucker	$ X	$ X

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust or any other Fund in the USAA Fund Complex.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of April 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of April 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Fund. The Trust knows of no one person who, as of April 30 2010, held of record or owned beneficially 5% or more of Fund’s shares.

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THE TRUST’S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $xx billion, of which approximately $xx billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Fund pay all other expenses incurred in their operations. Expenses for which the Fund are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2010, for the Fund and will continue in effect from year to year thereafter for the Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, the Trust paid IMCO the following fees:

	2008	2009	2010
California Bond Fund	$2,120,172	$1,828,134

The California Bond Fund’s management fee is based upon two components, a base fee and a performance adjustment. The base fee, is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Fund based on the relative net assets of the Fund. The base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the California Bond Fund increases or decreases the base fee depending upon the performance of a Fund relative to its relevant index. The California Bond Fund’s performance will be measured relative to that of the Lipper California Municipal Debt Fund Index.

Computing the Performance Adjustment

For any month, the base fee of the California Bond Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for the California Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the California Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the

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denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the following page:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1	Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)  Average annual performance over a 36-month period
(b)  In basis points
(c)  Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

The California Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the California Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Fund’s operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other

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shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the California Bond Fund and one-tenth of one percent (0.10%) of the average net assets. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
California Bond Fund	$1,065,900	$972,758

In addition to the services provided under the Fund’s Administration and Servicing Agreement, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, the Fund reimbursed the Manager for these compliance and legal services as follows:

	2008	2009	2010
California Bond Fund	$11,882	$9,328

Code of Ethics

The Fund’s Manager has adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Fund, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Fund to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Fund’s shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services with respect to the retail shares of the Funds. However, IMCO receives compensation as described below for providing such distribution services with respect to the Fund's adviser shares.

Distribution and Shareholder Services Plan

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.  The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

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Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. The Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Fund’s portfolio manager is primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

California Bond Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
John C. Bonnell	0*	$0	0	$0	0	$0

* Three of these accounts with total assets of $x,xxx,xxx have advisory fees based on the performance of the account.

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Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow, and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of the Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trustee’s Board of Trustees also routinely review and compare the performance of the California Fund with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring the fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. The portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to the Fund’s comparative ranking against all funds within the appropriate Lipper category. Each fixed income fund, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for the Fund is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Fund they manage is at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of the Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the California Fund can be offered for sale to California residents only, as of the fiscal year ended March 31, 2010, the Fund’s portfolio managers did not beneficially own any securities of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Fund, the general policy of the Fund is to not disclose any portfolio holdings of the Fund, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

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■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, or Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

The Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Fund has adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of the Fund’s securities, and collecting interest on the Fund’s investments. The accounting agent is responsible for, among other things, calculating the Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1601 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Fund. In this capacity, the firm is responsible for the audits of the annual financial statements of the Fund and reporting thereon.

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APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba       Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B        Obligations rated B are considered speculative and are subject to high risk.

Caa    Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A
 An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
 An obligation rated B is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC    An obligation rated CC is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings  (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

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DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D             This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

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A.M. Best Co, Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaaAssigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aaAssigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

aAssigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc,
cc,c          Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NP	Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•Leading market positions in well-established industries.

•High rates of return on funds employed.

•Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

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R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low)

Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-2 (high), R-2 (middle), R-2 (low)

Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: The Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

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xxxxx-0810

Part B

Statement of Additional Information for the
New York Bond Fund

Adviser Shares Class

Included herein

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

New York Bond Fund Adviser Shares

USAA MUTUAL FUNDS TRUST (the Trust) is a open-end management investment company offering shares of forty- six no-load mutual funds, one of which are described in this Statement of Additional Information (SAI): the New York Bond Fund. The Fund is classified as diversified and has a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Bond Fund offers two classes of shares, retail shares and adviser shares. The Trust has the ability to offer additional funds or classes of shares.  The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

You may obtain a free copy of the Prospectus dated August 1, 2010, by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The Prospectus provides the basic information you should know before investing in the Fund. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Fund, and should be read in conjunction with the Prospectus.

The financial statements of the Fund and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page

2	Valuation of Securities
2	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
4	Investment Plans
5	Investment Policies
12	Investment Restrictions
13	Special Risk Considerations
23	Portfolio Transactions
24	Fund History and Description of Shares
25	Certain Federal Income Tax Considerations
27	Trustees and Officers of the Trust
35	The Trust’s Manager
37	Portfolio Manager Disclosure
40	Portfolio Holdings Disclosure
41	General Information
  41    Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the New York Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contract are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

2

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Fund, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated SAA managed investment accounts;

▪           Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement

3

requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, financial intermediary or the USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity for individual accounts to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for an identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, or quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

4

This plan may be initiated by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in the Fund’s prospectus describe the investment objective(s) and the investment policies applicable to the Fund. There can, of course, be no assurance that the Fund will achieve its investment objective(s). The Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund’s shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Fund. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Fund.

Temporary Defensive Policy

The Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal and New York State and New York City income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument’s being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Periodic Auction Reset Bonds

The Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

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Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

The Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

The Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

The Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust’s Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

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Adjustable-Rate Securities

The Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

The Fund’s may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

The Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

Zero Coupon Bonds

The Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

The Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

The Fund’s may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Lending of Securities

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have

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been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3 % of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

The Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The income from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

The Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2)

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whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

The Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. The Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the the Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the

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futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist on futures for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

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If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Tax Exempt Liquidity Protected Preferred Shares

The Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (“LPP shares”) are generally designed to pay dividends that reset on or about every seven days in a remarketing process.  Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period.  If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period.  LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date.  If the remarketing agent is unable to remarket all LPP shares tendered to it and the

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liquidity provider is required to purchase the shares, the applicable dividend rate may be different.  The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process.  Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising.  Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares.  In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds.  These securities are predominantly speculative because of the credit risk of their issuers.  While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities.  Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate.  In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS.  It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for the Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

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(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes and the shares will also be exempt from the New York State and City personal income taxes; each Fund’s net assets will consist of New York tax-exempt securities.

SPECIAL RISK CONSIDERATIONS

Special Considerations Relating To New York Municipal Obligations. Some of the significant financial considerations relating to a Fund’s investment in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York, dated May 15, 2009 (“Annual Information Statement”); a Supplement to the Annual Information Statement, dated May 29, 2009 (“Supplemental AIS”); the 2009-2010 Enacted Budget Financial Plan for the State of New York issued on April 28, 2009 (“Financial Plan”) by the New York State Division of the Budget (“DOB”); the City of New York Executive Budget Fiscal Year 2010 issued on May 1, 2009 (“Executive Budget”); and certain other documents issued prior to the date of this SAI (the Annual Information Statement, Supplemental AIS, Financial Plan, Executive Budget and other documents defined herein are collectively referred to as the “Documents”).  The accuracy and completeness of the information contained in the Documents have not been independently verified.  Since the time of publication of the Documents, there may be significant changes in circumstances altering the economic and budget predictions found in those Documents and/or there may have been additional financial information issued by the State of New York (“State”), the City of New York (“New York City” or “City”) or another relevant entity that modifies the economic and budget predictions contained in the Documents.

The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State and the City.  It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State or the City to make payment on such local obligations in the event of default.

State Economy. The State is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse with a comparatively large share of the nation’s financial activities, information, education and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its airport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute important parts of the economy. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation’s largest metropolitan area, accounts for a large portion of the State’s population and personal income.

The U.S. recession that began in December 2007 is the worst the nation has faced since World War II.  Revised data indicate that national economic conditions deteriorated substantially in the six month period from November 2008 to April 2009.  Revised data also indicate that the U.S. economy contracted 6.3 percent in the fourth quarter of 2008, which, after adjusting for inflation, is the largest decline since the first quarter of 1982.  The decline was particularly broad-based ranging from a 4.3 percent decline in real household consumption to a 23.6 percent decline in real exports. DOB projects a decline of similar magnitude for the first quarter of 2009, with a more modest decline projected for the second quarter. The U.S. economy is now projected to contract 2.9 percent for all of 2009, the largest annual decline of the postwar period and more than twice the rate of decline projected in January 2009. Real

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GDP growth for 2010 has been revised down to 1.5 percent.  From November 2008 through March 2009, the U.S. labor market lost an average of 667,000 jobs each month compared with an average loss of 180,000 jobs during the first 10 months of 2008.  Except for health care, jobs have been shed from every major sector of the economy, with the nation’s unemployment rate reaching 8.5 percent in March 2009, compared to a rate of 5.1 percent in March 2008.  The DOB projects non-agricultural employment to fall 3.7 percent in 2009 and 0.1 percent in 2010.  Unemployment is expected to average 8.9 percent for 2009 and 9.4 percent for 2010.  Economic weakness and the declining labor market are expected to result in declines in wages and several of the non-wage components of personal income.  Wages are projected to fall 1.4 percent in 2009 and increase 2.7 percent in 2010.  In its first annual decline since 1949, total personal income is expected to fall 0.3 percent for 2009.  Household consumption fell 3.8 percent in the third quarter of 2008 and 4.3 percent in the fourth quarter, representing the largest declines since 1980.  The DOB projects real household consumption to decline 1.0 percent in 2009 and growth of only 1.4 percent in 2010.  In addition, the total volume of lending by lending institutions remains subdued.

The DOB is projecting that the current recession will end sometime in the third quarter of 2009, making it the longest since the Great Depression.  The projected positive, albeit low, growth in real U.S. GDP by the third quarter of 2009 is based on a number of assumptions including the effect of the economic stimulus package passed by Congress in February 2009 and a Federal Reserve interest rate target of near zero injecting liquidity into the financial system.  There are a number of risks to this forecast.  For example, the response of the economy to the stimulus package depends in part on the normal functioning of the credit markets.  If the return to normalcy of the credit markets occurs at a slower rate than currently expected, the economic recovery could be further delayed.  In addition, a weaker labor market than projected could result in even lower incomes and weaker household spending than projected.  Furthermore, the global economy could contract more than anticipated, further depressing demand for U.S. exports and putting additional downward pressure on corporate earnings, which in turn could further depress equity markets, delaying their recovery and that of Wall Street.  Alternatively, a stronger response to the stimulus package, higher equity prices, or stronger global growth than anticipated could result in stronger economic growth than is reflected in the forecast.

The national and now global financial crisis is expected to have a severe and negative impact on State finances.  With the financial markets at the center of the economic downturn, the resulting anticipated financial industry consolidation is expected to significantly impact the State economy with significant layoffs projected in the State’s financial services sector, as well as other private sectors.  The three-month increase in the State unemployment rate from November 2008 to February 2009 on a seasonally adjusted basis was the largest, in both absolute and percentage terms, over the history of the series.  Initial unemployment benefit claims for March 2009 were up 75.3 percent as compared to March 2008.  The State’s private sector employment is projected to fall 2.5 percent in 2009 and 0.3 percent in 2010.  Consequently, the DOB projects a decline in State wages for 2009 of 4.2 percent, the largest annual decline in the history of the Quarterly Census of Employment and Wages data.  Wage growth for 2010 is expected to be 2.0 percent.

The DOB projects significant declines in every sector of the economy except for education, health care and social assistance.  Some of the largest job losses are expected in the State’s business and professional services due to reduced demand for such services.  Credit market conditions and rising debt default rates are expected to continue to depress real estate activity, particularly in the commercial sector where high-value transactions contribute significantly to State and local government revenues.  The depressed real estate market and depressed equity market have caused losses of vast amounts of wealth during the current recession.  As of the fourth quarter of 2008, an unprecedented $12.8 trillion in net wealth had been destroyed since the third quarter of 2007 peak.  As a result, the DOB is projecting even larger declines in taxable income than occurred during the last recession.  For 2008 and 2009, the DOB is projecting declines of 7.1 percent and 7.9 percent, respectively, in State adjusted gross income.  The loss of wealth, as well as declining State employment and income, are also having an impact on household spending, depressing taxable sales.

All of the risks to the U.S. forecast apply to the State forecast as well.  However, as the nation’s financial capital, the State faces a particularly large degree of risk from financial market uncertainty.  Accordingly, less financial market activity than projected could result in further delays in the recovery of Wall Street profits and bonuses.  The State’s downturn could be prolonged by a more severe national recession, producing weaker employment and wage growth than anticipated.  Household spending and taxable capital gains realizations could be negatively affected by weaker equity and real estate activity than projected.  These effects could ripple through the economy, further depressing both employment and wage growth.  Alternatively, if the national and world economies grow faster than expected it could result in a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities possibly leading to higher wage and bonus growth than projected.

There can be no assurance that the State economy will not experience worse-than-predicted results in the 2009-10 fiscal year (April 1, 2009 through March 31, 2010) or subsequent fiscal years, with corresponding material and adverse effects on the State’s projections of receipts and disbursements.

State Budget. The State Legislator implemented the State Budget on April 3, 2009 (all debt service appropriations were enacted on March 5, 2009).  All comparisons below to 2008-2009 are based on unaudited results for 2008-09.

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The Financial Plan projects a closing General Fund balance, of $1.4 billion at the end of the 2009-10 fiscal year, down from an opening balance of $1.9 billion. The General Fund closing balance projection consists of $1.0 billion in the State’s Tax Stabilization Reserve Fund, $175 million in the Rainy Day Reserve Fund, $21 million in the Contingency Reserve Fund,,$73 million in the Debt Reduction Reserve Fund and $78  million in the Community Projects Fund.

The Financial Plan projects that total General Fund receipts including transfers from other funds are projected at $54.3 billion, an increase of $500 million or 0.9 percent from 2008-09 results.  In 2009-10, General Fund disbursements, including transfers to other funds, are projected to total $54.9 billion, an increase of $301 million or 0.6 percent. State Operating Funds spending, which includes the General Fund, State-financed special revenue funds and debt service, but excludes Federal operating aid and capital spending, is projected to total $78.7 billion in 2009-10.  General Fund disbursements have been reduced by $8.7 billion from the amount of service levels previously provided.

According to the Financial Plan, all Government Funds receipts in 2009-10 are expected to reach $116.5 billion, a decrease of $2.6 billion, or 2.1 percent from 2008-09 receipts. All Government Funds spending, the broadest measure of State spending that includes State Operating Funds, Capital Spending, and Federal grants is projected to total $119.8 billion in 2009-10, a decrease of $1.8 billion or 1.48 percent from 2008-09.

General Fund Outyear Projections of Receipts and Disbursements. The Financial Plan anticipates that the General Fund will not experience any budget gap in 2009-10. The Financial Plan projects potential General Fund budget gaps in future years in the range of $2.2 billion in 2010-11, growing to $8.8 billion in 2011-12 and $13.7 billion in 2012-13.

It should be noted that the Financial Plan for 2009-10 closes the largest budget gap ever faced by the State.  For perspective, the two-year budget gap that needed to be closed for 2008-09 and 2009-10 was equal to approximately 37 percent of total General Fund receipts in 2008-09, and, to help close the budget gap, the State used 6.15 billion in direct fiscal relief from the Federal government under the American Recovery and Reinvestment Act of 2009 (“ARRA”).

Future budget gaps are subject to substantial revision as additional information becomes available about  the national and State economies, financial sector activity, entitlement spending social service caseloads, Federal budget changes, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; any major changes to Federal aid programs; and settling of unsettled labor disputes.

Special Considerations. Many complex political, social and economic forces influence the State’s economy and finances, which may in turn affect the Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Some of the variables that could affect economic forecasts include consumer attitudes toward spending, the extent of corporate and governmental restructuring, the conditions of the financial sector, federal fiscal and monetary policies, interest rates, and the condition of the world economy.  Thus, there can be no assurance that the State's actual results will not differ materially and adversely from the current forecast. For additional disclosure on the economic risks, please see the discussion above in the State Economy subsection of this Special Risks Considerations portion of the SAI.

An underlying risk to the State’s Financial Plan also includes an adverse outcome to certain litigation and Federal disallowances now pending against the state which could have negative repercussions on the State’s projections of receipts and disbursements. The State projects that at the close of 2009-10, balances in the State’s principal reserves to guard against unforeseen contingencies will total $1.4 billion.  The $1.4 billion of undesignated reserves includes a balance of $1 billion in the Tax Stabilization Reserve Fund,  $175 million in a Rainy Day Reserve Fund, and $21 million in the Contingency Reserve Fund for litigation  risks. Aside from the amounts noted above, the 2009-10 Financial Plan does not set aside specific reserves to cover unforeseen potential costs that could materialize as a result of litigation, Federal disallowances or other Federal actions that could adversely affect the State’s projections of receipts and disbursements. Some of those considerations are discussed further below.  With respect to pending litigation against the State please see the below subsection of this Special Risk Consideration portion of the SAI, entitled “Litigation.”

The DOB projects that each month of the 2009-10 fiscal year will end with a positive cash balance in the General Fund. However, the General Fund’s 2009-10 opening cash position of $1.9 billion was lower than in recent fiscal years and DOB expects extremely tight operating margins, including periodic negative balances in the General Fund, especially in the first quarter of the fiscal year, before the benefit of approved actions in the Enacted Budget are fully realized.  According to the Supplemental AIS, as of May 29, 2009, the DOB estimated that the cumulative variance in General Fund receipts (including transfers from other funds) for the two-month period ending May 31, 2009 may be in the range of $400 million to $700 million below the cash-flow forecast contained in the Annual Information Statement. Lower than expected personal income tax (“PIT”) collections are expected to account for most of the projected variance. It is possible that the negative variances from the cash-flow forecast experienced through May will continue

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in subsequent months. In addition, litigation concerning the State’s Bottle Bill (see subsection below entitled “Litigation”) may adversely affect planned receipts in 2009-10.

There are unsettled union issues involving the unions representing uniformed correctional officers and graduate students, and security/park police that have not reached settlements with the State at this time. DOB estimates that if all the unsettled unions were to agree to the same terms that have been ratified by other unions, it would result in added costs of approximately $400 million in 2009-10, assuming a retroactive component for fiscal year 2007-08 and 2008-09, and approximately $275 million in both 2010-11 and 2011-12.  While the Financial Plan assumes spending related to these settlements, there can be no assurance that actual settlements will not exceed the amounts included in the Financial Plan.  In addition, no reserve has been set aside for potential pay raises for judges.

On March 24, 2009, the State announced the implementation a Workforce Reduction Plan (“WRP”).  DOB expects that the WRP will result in a State workforce reduction equivalent to approximately 8,700 employees, and will generate savings of approximately $160 million in 2009-10, growing to over $300 million in 2010-11.  There can be no assurance that the WRP will achieve the level of savings projected in the Financial Plan.

Another risk involves a potential federal disallowance of Medicaid reimbursement for certain aspects of the State’s School Supportive Health Services. Based on four final audit reports of New York State’s School Supportive Health Services program with regard to Medicaid reimbursements, the Office of the Inspector General (“OIG”) of the United States Department of Health and Human Services recommends that the Center for Medicare and Medicaid Services (“CMS”) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of the $72 million in claims for upstate transportation services, $436 million of the $551 million in claims submitted for New York City speech pathology services, and $96 million of the $123 million in claims for New York City transportation services.  Pending completion of another two audit reports, CMS is deferring 25 percent of New York City claims and 9.7 percent of all other State claims.  While CMS has not taken any action regarding OIG’s recommendations, New York State has requested the withdrawal of the audit findings and will appeal if they are not withdrawn.

Changes to Federal reimbursement methodologies for public hospitals and mental hygiene facilities are a further risk for the Financial Plan.  CMS has issued several final and proposed rules that could pose such a risk.  On May 25, 2007, CMS issued a final rule that, if implemented, will restrict state access to Federal Medicaid resources. This rule could cost up to $600 million once implemented.  In addition, CMS has also issued a rule, effective June 10, 2010, that gives CMS more flexibility in identifying a link between provider taxes and Medicaid payments rendering the tax invalid.  The State uses these taxes to fund healthcare programs for the State’s most vulnerable populations.  While the State strongly believes its imposed taxes are in full compliance, it cannot be certain of such because of the new rule’s vagueness.  The State is also currently litigating a CMS rule which clarifies the definition of “covered services” for targeted case management. On May 6, 2009, CMS issued a proposed regulation that would partially rescind the definition of “covered services” so that the State will have the flexibility necessary to ensure beneficiary access to management services. Further, CMS proposes to restrict reimbursement for school based health services and rehabilitative services, costing hundreds of millions of dollars in Federal-share funding. As part of the ARRA, implementation of restrictions for rehabilitative services has been delayed indefinitely. Furthermore, as a result of issues brought forward by the State, the school based regulation was rescinded on May 6, 2009.

On all these Medicaid related funding rules, the State has requested either an extension/modification of the current moratorium or has lobbied the Federal government to be held harmless through other administrative or statutory means.

The OIG of the United States Department of Health and Human Services, which released a draft audit in September 2008 with regard to Medicaid reimbursement for personal care services in New York City, is calling for the State to repay an estimated $815 million in Federal Medicaid because payments were not supported with required medical exams and social and nursing assessments. Both New York City and the Department of Health (“DOH”) disagree with these findings and have since conducted their own review of the medical reimbursement claims for personal care. On February 10, 2009, DOH submitted its formal response to OIG contesting the audit findings.

Current projections reflect that the level of State-supported debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act of 2000 (“Debt Reform Act”) through 2011-12. However, based on the most recent personal income and debt outstanding forecasts, the State is expected to exceed the debt outstanding cap in 2012-13 by approximately $300 million. The State expects to propose actions in the 2010-11 Executive Budget in order to stay within the statutory limitations. See additional information below in the “Debt Limits, Ratings and Outstanding Debt” subsection of this Special Risk Considerations section of the SAI.

The Financial Plan forecast also contains specific transaction risks and other uncertainties including, but not limited to, the development of new VLT facilities; the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels expected in the Financial Plan; the enforcement of certain tax regulations on Native American reservations; the timing and

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value of proceeds from the sale of Wellpoint stock expected to finance certain health care spending; and the achievement of cost-saving measures, including, but not limited to, administrative savings in State agencies through the WRP and the transfer of available fund balances to the General Fund, at the levels currently projected. Such risks and uncertainties, if they were to materialize, could have an adverse impact on the Financial Plan.

In addition, there can be no assurance that (1) receipts will not fall below current projections, requiring additional budget-balancing actions in the current year, and (2) the gaps projected for future years will not increase materially from the projections set forth in the Annual Information Statement.

The United States Congress frequently considers changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

Recent State Fiscal Years. The State reports its financial results on both the cash accounting basis, showing receipts and disbursements and the generally accepted accounting principles (“GAAP”) modified accrual basis, showing revenues and expenditures.  Described below are the financial results for the State’s General Fund calculated on a cash accounting basis.  The results recorded below for the 2009-10 fiscal year are unaudited. The General Fund is the State’s principal operating fund and is used to account for all financial transactions other than those required to be accounted for in another fund.  The General Fund receives most State taxes and other resources not dedicated to a particular purpose and it is the State’s largest single fund.  The cash accounting results for other State funds can be found in the Annual Information Statement.  The Comprehensive Annual Financial Reports, including the Basic Financial Statements, for prior fiscal years can be obtained from the Office of the State Comptroller (“OSC”), 110 State Street, Albany, NY 12236 or at the OSC website at www.osc.state.ny.us.

The DOB reported that the State ended 2008-09 fiscal year on March 31, 2009 in balance. Total unaudited receipts, including transfers from other funds, were $53.8 billion. Unaudited disbursements, including transfers to other funds, totaled $54.6 billion. The General Fund ended the 2008-09 fiscal year with an unaudited balance of $1.9 billion, which included $175 million in the State’s Rainy Day Reserve Fund, $1.0 billion in the State’s Tax Stabilization Reserve Fund, $21 million in the Contingency Reserve Fund, and $145 million in the Community Projects Fund.

The State ended the 2007-08 fiscal year on March 31, 2008 in balance. Total receipts, including transfers from other funds, were $53.1 billion. Disbursements, including transfers to other funds, totaled $53.4 billion. The General Fund ended the fiscal year with a balance of $2.8 billion, which included $1.2 billion in the State’s Rainy Day Reserve Fund, $21 million in the Contingency Reserve Fund and $340 million in the Community Projects Fund.  The closing balance also included $1.2 billion in general reserves.

Debt Limits, Ratings and Outstanding Debt. The debt of the State and of certain public authorities (“Authorities”) consists of “State-supported debt” and “State-related debt.” State-supported debt is a subcategory of State-related debt.  State-supported debt includes: general obligation debt of the State to which the full faith and credit of the State has been pledged; and lease-purchase and contractual-obligations of public Authorities and municipalities where the State’s obligations to make payments to those public Authorities and municipalities to cover debt service on those instruments is dependent on annual appropriations made by the Legislature and not based upon general obligations of the State; (3) long-term obligations issued by the Local Government Assistance Corporation Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State’s annual seasonal borrowing; and (4) State Personal Income Tax (“PIT”) Revenue Bond Financing (“State PIT Revenue Bonds”), which is issued by certain State Authorities.  The legislation enacting the issuance of State Pit Revenue Bonds provides that 25% of State PIT receipts, excluding refunds owed to taxpayers, must be used to make debt service payments on these bonds.

In addition to State-supported debt, State-related debt also includes State-guaranteed debt, moral obligation financings, certain contingent-contractual obligation financings, and certain other State financings (“Other State Financings”). Debt service on State-guaranteed debt, moral obligation financings, and the contingent-contractual obligation financings is expected to be paid from sources other than the State and State appropriations are contingent in that they may be made and used only under certain circumstances.  Other State Financings relates to debt issued by an Authority on behalf of a municipality. The municipality pays debt service on such financings by assigning specified State and local assistance payments it receives.  The State does not have any obligation to continue to appropriate the local assistance payments or make any debt service payments on such financings.

In addition, long-term obligations are issued by the Local Government Assistance Corporation Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State’s annual seasonal borrowing. Furthermore, certain State Authorities issue State Personal Income Tax (“PIT”) Revenue Bond Financing (“State PIT Revenue Bonds”). The legislation enacting the issuance of State Pit Revenue Bonds provides that 25% of State PIT receipts, excluding refunds owed to taxpayers, must be used to make debt service payments on these bonds. Legislation enacted in 2007 increased, under certain circumstances, the amount of PIT receipts to be deposited into the Revenue Bond Tax Fund by removing an exclusion for PIT amounts deposited to the STAR Fund.

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The Debt Reform Act of 2000 (“Debt Reform Act”), which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and is gradually increasing until it is fully phased in at 5 percent in 2013-14. In 2007 each type of debt cap was set at 2.98 percent. As of October 30, 2008, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding as of March 31, 2008 at 2.33 percent of personal income and debt service on such debt at 1.48 percent of total governmental receipts. . While the projections set forth in the Additional Information Statement estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act for the next two years, the State has entered into a period of significantly declining debt capacity. As a result, available cap room, in regards to debt outstanding, is expected to decline from 2009-10 to 2011-12, and debt outstanding is projected to exceed the cap in 2012-13 by 0.03 percent ($314 million) and 2013-2014 by 0.04 percent ($384 million). The State plans to take actions before 2012-2013 to remain within the statutory debt limits.

Chapter 81 of the Law of 2002 allows issuers of State-supported debt to issue a limited amount of variable rate debt instruments and to enter into a limited amount of interest rate exchange agreements.  As of March 31, 2009, the cap for variable rate debt instruments and interest rate exchange agreements was about $9.4 billion for each type of debt.  The total amount of variable rate debt instruments issued by issuers of State-supported debt and the amount of interest rate exchange agreements entered into by such issuers, were within those caps.

As of March 31, 2009, the State had approximately $3.3 billion outstanding in general obligation debt, $26 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, $13.7 billion in state personal income tax revenue bond financing, and $3.8 billion in debt from the Local Government Assistance Corporation. There was also as of that date approximately $4.7 billion outstanding in contingent-contractual obligation financings, $40 million in moral obligation financings, $32 million in State guaranteed debt and $780 million in Other State Financings.  The State’s 2009-10 borrowing plan projects issuance of $598 million in general obligation bonds in 2009-10; $577 million in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation; $520 million in Mental Health Facilities Improvement Revenue Bonds issued by the Dormitory Authority for the State of New York to finance capital projects at  mental health facilities; $100 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories; and $4.1 billion in State PIT Revenue Bonds to finance various capital programs.

The total amount of State-related debt outstanding is projected to increase from 5.6 percent of personal income in fiscal year 2008-09 to 6.0 percent in fiscal year 2009-10. Total State-related debt is projected to increase from $52.1 billion in 2008-09 to $54.5 billion in 2009-10. Total state-supported debt service costs as a percent of total governmental fund receipts is estimated to be 4.46 percent in fiscal year 2009-10 including disbursements from the State’s Debt Reduction Reserve Fund.  The estimated debt service (principal and interest) on State-Related debt for the 2009-10 fiscal year is approximately 5.3 billion.

As of March 2, 2009, S&P rated the State’s outstanding general obligation bonds AA. As of March 3, 2009, Moody’s rated them Aa3.  While as of May 21, 2009, Fitch, Inc. rated them AA–. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State general obligation bonds.

State Retirement Systems. The New York State and Local Retirement Systems (“Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). State employees constituted 33 percent of the membership during the 2007-08 fiscal year. There were 3,020 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages, school districts (with respect to non-teaching employees) and a large number of local Authorities.

As of March 31, 2008, 677,321 persons were members and 358,109 pensioners and beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.

Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the Common Retirement Fund (“Fund”), a pooled investment vehicle. On May 29, 2009 the State Comptroller released a preliminary estimate indicating that the rate of return for the Fund assets was a negative 26.3 percent, with the Fund value declining to approximately $109.9 billion for the fiscal year that ended March 31, 2009. The Comptroller attributed

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the Fund’s decline to the global economic crisis, which drove the major U.S. stock indices down between 33 and 40 percent. The Comptroller said the market downturn would require higher employer pension contribution rates in future years, and proposed legislation to give State and local government employers an option to manage those expected increases.

Litigation. The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced  2009-10 Financial Plan. The State believes that the proposed 2009-10 Financial Plan includes sufficient reserves to offset the costs associated with any potential adverse rulings. In addition, any potential amounts may be structured over a multi-year period. However, it is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential 2009-10. Financial Plan resources set aside for judgments, and consequently could negatively affect the State's ability to maintain a balanced 2009-10 Financial Plan. The disclosure below only includes litigation where the State deems the monetary claims against the State to be material.  The State generally only deems a monetary claim to be material if it exceeds $100 million. Furthermore, the litigation discussed below does not include all pending material matter where the State’s legal counsel has advised that it is not probable that the State will suffer adverse decisions.

In Oneida Indian Nation of New York et al. v. State of New York, 74-CV-187 (NDNY), the plaintiffs claimed that a 250,000 acre area in Madison and Oneida Counties was illegally sold to the State between 1795 and 1846.  On March 29, 2002, the District Court granted, in part, plaintiffs’ motion to strike the State’s defenses and counterclaims.  The District Court also denied the State’s motion to dismiss for failure to join indispensable parties. While settlement discussions were underway, two significant decisions were rendered by the U.S. Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 126 S.Ct. 2021, 2022 (2006). Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. On May 21, 2007, the District Court dismissed plaintiffs’ claims based on a possessory interest but permitted the plaintiffs to make a claim seeking the difference between the amount paid and the land’s fair market value at the time of the transaction.  The May 21, 2007 order was certified by the District Court for interlocutory appeal and on July 13, 2007, the Second Circuit granted the plaintiffs’ and defendants’ motions seeking leave to pursue interlocutory appeal of the May 21, 2007 order. On June 3, 2008, oral argument was conducted before the Second Circuit, but the Second Circuit has yet to make a decision in the case.

In Cayuga Indian Nation of New York, et al. v. Pataki, et al., USDC, NDNY, 80-CV-930 (McCurn, DJ) (2d. Cir. [02-6111]), involves approximately 64,000 acres in Seneca and Cayuga Counties, which Cayuga Nation had sold to the State in 1795 to 1807, allegedly in violation of the Nonintercourse Act.  On June 28, 2005, the Second Circuit reversed the District Court’s judgment for damages and dismissed the Cayuga action, based on the intervening U.S. Supreme Court decision in Sherrill, which held that equitable defenses, including laches, acquiescence, and impossibility, could bar disruptive claims of Indian sovereignty.  On May 15, 2006, the U.S. Supreme Court denied certiorari in Cayuga.  However, the Cayuga plaintiffs recently filed a FRCP 60(b)(6) motion to vacate the judgment and also requested that the District Court stay the 60(b)(6) motion until the Second Circuit decides the appeal in the Oneida Indian Nation of New York case. The motion is premised on the District Court’s ruling in Oneida Indian Nation of New York, discussed above, that the tribe may prove a non-possessory claim for unjust compensation against the State defendant. On May 20, 2008, the Court granted a stay of the 60(b)(6) motion until the Second Circuit decides the appeal in Oneida Indian Nation of New York.

Additional cases concerning Indian land claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al. both under the jurisdiction of the United States District Court for the Northern District of New York. The plaintiffs in the Canadian St. Regis Band of Mohawk Indians seek ejectment and monetary damages, claiming that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the District Court granted, in most respects, the plaintiffs’ motion to strike defenses and dismiss defendants’ counterclaims. On October 20, 2003, the same District Court denied the State’s motion for reconsideration of the portion of the July 28, 2003 decision which rejected a counterclaim against the United States for contribution. On February 10, 2006, after the failure of multiple settlement attempts, the District Court ordered a stay of all further proceedings in Canadian St. Regis Band of Mohawk Indians until 45 days after the issuance of the U.S. Supreme Court’s final decision in Cayuga.  After certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings on November 6, 2006. On April 16, 2008, the District Court issued an order staying the case until a decision is rendered with respect to the pending appeal in the Oneida case.

In Onondaga Nation v. The State of New York, et al., the plaintiffs seek a judgment declaring null and void conveyances of allegedly aboriginal territory of the Onondaga Nation pursuant to treaties from 1788 to 1822.  The plaintiffs further seek a judgment declaring

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this allegedly aboriginal territory is the property of the Onondaga Nation and the Haudenosaunee, or “Six Nations Iroquois Confederacy.”  The “aboriginal territory” described in the complaint includes the area constituting the City of Syracuse and ranges from 10 miles to more than 40 miles in width.  On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing the action based on laches.  The motion is now fully briefed and awaiting decision.

In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement (“MSA”) that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the U.S. Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective non enforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the U.S. Constitution. The U.S. District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds, and plaintiffs sought a preliminary injunction. On September 14, 2004, the motion for a preliminary injunction was denied by the District Court, except as to that portion that related to the tobacco manufacturers’ ability to obtain the release of certain funds from escrow. The District Court’s holding was affirmed by the Second Circuit in May 2005. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the District Court. By order dated July 7, 2008, the District Court requested updated statistical information and other information needed to resolve certain material questions. Following an evidentiary hearing, by December 15, 2008 order summarizing a preliminary decision, the District Court dismissed all of plaintiff’s claims.  On January 12, 2009, the Court issued its opinion and order granting judgment dismissing the complaint. Plaintiff has appealed and the appeal is pending.

There are numerous cases in which nursing homes have challenged the statutory provisions setting the reimbursement methodology pursuant to which they receive Medicaid payments, including New York State Health Facilities Association, et al., v. DeBuono, et al.; St. Luke’s Nursing Center, et al. v.DeBuono, et al.; New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases); and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodologies have been adopted in violation of procedural and substantive requirements of state and federal law.

In New York Association of Homes and Services for the Aging v. DeBuono, et al., the United States District Court for the Northern District of New York dismissed plaintiffs’ complaint by order dated May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. The case is now concluded. Several related State court cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal court.

In State of New York, et al. v. The United States of America, et al., 06-CV-810 (WDNY), the State and the New York State Energy Research and Development Authority have filed suit seeking (i) a declaration that defendants are liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for the State’s response costs and for damages to the State’s natural resources resulting from releases from the site in Cattaraugus County, New York, as well as a judgment compensating the State for these costs and damages, (ii) a declaration of defendants’ responsibilities under the West Valley Demonstration Project Act to decontaminate and decommission the site and for future site monitoring and maintenance, and (3) a declaration that the defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the West Valley site. The parties have agreed to stay the litigation and to submit the issues referenced in (i) and (ii) above to non-binding arbitration and early neutral evaluation.  Presently, the parties are engaged in mediation.

In International Bottled Water Association, et al. v. Paterson, et al., the plaintiffs seek declaratory and injunctive relief declaring that certain amendments to the State’s Bottle Bill, enacted on April 7, 2009, which require that the plaintiffs and other beverage manufacturers and distributors place a unique New York-exclusive universal product code on all bottles covered by the law that are offered for sale in the State, violate the due process clause, the equal protection clause and the commerce clause of the U.S. Constitution. The district court, by order entered May 29, 2009, granted a preliminary injunction that (1) enjoined the State from implementing or enforcing the New York exclusive universal product code provision of the Bottle Bill and (2) enjoined the State from implementing or enforcing any and all other amendments to the Bottle Bill signed into law on April 7, 2009, until April 1, 2010, to allow persons subject to the amendments sufficient time to comply with the Bottle Bill’s requirements.

In Weaver v. State of New York, filed in the New York State Court of Claims on July 17, 2008, the claimant alleges that executive directors of Office of Mental Health facilities have improperly received and applied benefits that were due to patients and former patients. The named claimant seeks certification of a class and benefits on her own behalf.  On September 26, 2008, the State moved to dismiss the claim on the grounds that the claimant failed to file a motion to certify the class in a timely manner and the claimant

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failed to identify the time and place in which each claim arose. The claimant opposed the motion and cross-moved to seek certification of the class, pre-certification discovery, and partial summary judgment. The State, which submitted reply papers on April 1, 2009, has also opposed the claimant’s cross-motions and submitted a motion for summary judgment. All papers on claimant’s cross-motions and on the State’s summary judgment motion must be submitted by August 17, 2009.

Authorities: General. The fiscal stability of the State is related, in part, to the fiscal stability of its public Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of December 31, 2008, there were 19 public Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of all the Authorities was approximately $140 billion.

Public Authorities generally pay their operating expenses and debt service costs by revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, the State is authorized to finance debt service costs of the Authorities through several financing techniques described above in the subsection of this Special Risk Consideration portion of the SAI, entitled “Debt Limits, Ratings and Outstanding Debt.” Furthermore, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

Metropolitan Transportation Authority (“MTA”). In December 2008, the MTA Board approved the 2009 Adopted Budget and in February 2009, the MTA released the MTA Financial Plan for the years 2009-12 (the “February Financial Plan”) for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in New York City and the surrounding area. The February Financial Plan includes closing cash balances of $265 million in 2008 and a closing cash balance of $49 million in 2009. There are anticipated budget gaps of $290 million in 2010, $457 million in 2011, and $612 million in 2012.

The MTA maintains a Capital Program.  If the Capital Program is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA’s ability to meet its operating expenses without additional State assistance.

The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017, or by visiting the MTA website at www.mta.info.

New York City. The fiscal health of the State also may be impacted by the fiscal health of its localities, particularly the City. For its normal operations, the City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures.

For each of the 1981 through 2008 fiscal years, the City achieved balanced operating results as reported in accordance with GAAP, after discretionary and other transfers. The City has been required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law, or that it can maintain a balanced budget without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

The current national and global financial crisis has had a pronounced impact on the City’s economy. The City entered a recession in the third quarter of 2008 and, since then, the recession has been quite rapid compared to previous recessions. The base of the City’s economy, the financial industry, has been significantly shaken. Wall Street experienced an unprecedented loss of $43 billion in 2008 and is expected to lose another $14 billion in 2009 due to further deterioration in asset holdings, tight credit markets and a slowdown in underwriting activity. As a result, firms are expected to continue to cut employment and reduce wages. Since November 2007, securities employment has been trimmed by 18,000 jobs locally, while the financial industry, in the aggregate, is expected to lose a total of 75,000 jobs peak-to-trough. The average wage in the securities industry is forecast to drop by 20 percent in 2009 and by an additional 6 percent in 2010. By the end of 2008, this weakness had spread to all sectors of the labor market.  Between August 2008 and approximately May 2009, City employment declined by 105,000. New York City is projected to lose 172,000 jobs in calendar year 2009 and an additional 129,000 jobs in calendar year 2010.  Severe contraction in office-using employment has wreaked havoc on the commercial real estate market. Vacancy rates are expected to rise to about 14 percent in midtown and

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downtown Manhattan. The residential real estate has been affected as well. Sales volumes of 1-3 family homes are projected to drop by 64 percent through 2009 and prices are expected to decline on those homes 34 percent by 2011 from their 2007 peak. Furthermore, as global economic growth has come to a halt, tourism, which had helped bolster the City in the past, has waned.

The path of the City’s pivotal financial sector is uncertain. The extent of government intervention, though regulation, and the sector’s response will not be evident for years. As a result, there is much uncertainty underlying this forecast.  There is further risk that the fiscal stimulus and monetary policy actions will not be sufficient to lift the national economy and, therefore, will delay an economic recovery in New York City, and increased regulation and restructuring of the financial sector will slow or diminish its recovery.

The official financial disclosure of the City and the financing entities issuing debt on its behalf is available by contacting Raymond J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the City Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.

New York City Financial Plan. On May 1, 2009, the Mayor presented the Fiscal Year 2010 Executive Budget (“City Budget”) and an updated four-year financial plan (“May Financial Plan”). The May Financial Plan’s projected revenues and expenditures for the 2009 fiscal year are balanced, in accordance with GAAP. In addition, the preliminary plan for fiscal year 2010 is also in balance. However, the May Financial Plan projects gaps of $4.6 billion, $5.2 billion and $5.4 billion for fiscal years 2011, 2012 and 2013, respectively. The May Financial Plan’s projections for total revenues for 2010 is $59.4 billion and for each of the gap outyears is approximately $61.9 billion in 2011, $62.8 billion in 2012 and $65.3 billion in 2013. The May Financial Plan’s projections for total expenditures for 2010 is $59.4 billion and for each of the gap outyears is approximately $66.5 billion in 2011, $67.9 billion in 2012 and $70.7 billion in 2013.

New York City Financing Program. Implementation of the May Financial Planand the Executive Budget is dependent upon the City’s ability to market its securities successfully. The City’s program for financing capital projects for fiscal years 2009 through 2013 projects $38.5 billion of long-term borrowing to support the City’s current capital program. Unless bonding capacity of the New York City Transitional Finance Authority (“TFA”) is increased, all of the financing will be implemented through General Obligation (“GO”) bonds of the City and bonds of the New York City Municipal Water Finance Authority (“NYW”).

For fiscal year 2009, it is expected that the City’s total debt outstanding (excluding outstanding TFA Building Aid Revenue Bonds ("BARBs") and approximately $19.4 billion in debt of the NYW bonds will be approximately $55.5 billion, which equals 12.1 percent of total City personal income. For fiscal year 2010, it is expected that City’s total debt outstanding (excluding outstanding TFA BARBs and approximately $23.5 billion in debt of NYW bonds) will be approximately $23.5 billion in debt of NYW bonds) will be approximately $60.1 billion, which equals 14.2 percent of total City personal income. The debt service for the City and its related financing entities in 2009 is expected to be 7.6 percent of the City’s budgeted revenues in 2009. That ratio is projected to drop to 9.8 percent in 2013.

Currently, TFA has used up its statutorily permitted bonding capacity for general capital purposes (excluding refunding bonds, Recovery Bonds to pay costs related to the September 11 terrorist attacks and BARBs). TFA bonds have been a cost-effective source of financing for the City and a means of achieving diversification of the City’s financing vehicles in the marketplace. The TFA borrowing cap can only be increased by Legislative approval. Barring that approval, the City will issue approximately $27.7 billion of General Obligation bonds which will equal 72 percent of the City’s total financing program during the plan period and the aggregate NYW financing during the same period will account for approximately 28 percent of the total financing program during the plan period. If the TFA borrowing cap is lifted, the City’s financing costs would be significantly reduced because up to half of what would be in the form of General Obligation bonds would be issued by the TFA.

The City’s financial plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2010 through 2013 fiscal years; realization of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and unanticipated expenditures that may be incurred as a result of the need to maintain the City’s infrastructure. The City Comptroller

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and other public officials have questioned certain of these assumptions In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

As of November 17, 2008, S&P rated the City’s outstanding general obligation bonds AA. As of May 18, 2009, Moody’s rated them Aa3 and Fitch, Inc. rated them AA–. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City’s general obligation bonds.

In addition to borrowings related to capital projects, the City issues revenue notes and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City’s planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The delay in the adoption of the State’s budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

Other Localities. The State traditionally provides unrestricted financial assistance to cities, counties, towns and villages outside of New York City. Certain localities, outside New York City, have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. For example, between 2004 and 2008, the State Legislature authorized 14 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2009-10 fiscal year or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may eliminate or reduce its funding of certain local programs, which, in turn, require local governments to fund these expenses from their own assets. Likewise, State policymakers have suggested implementing a possible property tax for local governments.  A property tax cap could adversely affect local governments dependent on such revenues. It is also possible that the State, New York City, other localities, or any of their respective public Authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. For the 2007 fiscal year, the total indebtedness for all localities in the State other than New York City was approximately $36.6 billion. This figure includes bonds issued by the localities and certain debt guaranteed by the localities, but excludes capital lease obligations, assets held in sinking funds, and certain amounts available at the start of a fiscal year for redemption of debt.

PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international

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market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Fund’s transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

Fund	Transaction Amount	Underwriting Concessions
New York Bond	$x	$x

 Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Fund’s portfolio turnover rates were as follows:

2009 . . .  6%      2010 . . .  x%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The

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Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty- six such portfolios have been established, which is described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval. The Trust is permitted to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Fund is series of the Trust and is diversified. The Trust began offering shares of the Funds in August 2006. The Fund formerly was a series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the New York Bond Fund in October 1990, and was reorganized into the Trust in August 2006. The Fund offers two classes of shares, identified as retail shares and adviser shares. The adviser shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund.  Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

The Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Fund’s relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of the Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, the Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Fund

The Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

To continue to qualify for treatment as a (RIC), a Fund must, among other things, (1) derive  at least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the

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90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 in that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Fund may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of other investment companies that pay distributions other than  exempt-interest dividends, or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on certain dividends appliable to individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through December 31, 2010, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

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Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Fund may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt New York Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund’s business and for assuring that the Fund is managed in the best interests of the Fund’s respective shareholders. The Board of Trustees periodically reviews the Fund’s investment performance as well as the quality of other services provided to the Fund and their shareholders by the Fund’s service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to

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facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Services Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The

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Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

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Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (64)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.

One registered investment company consisting of 46 funds
Robert L. Mason, Ph.D. (63)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

One registered investment company consisting of 46 funds
Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Management, Associate Professor of FinanceManagement, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.

One registered investment company consisting of 46 funds

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Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (66)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds
*The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Dan McNamara (43)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds
R. Matthew Freund (46)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (02/10-present); Vice President, Fixed Income Investments, IMCO (02/08-2/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

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John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds
Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Secretary of FAI and FPS.

One registered investment company consisting of 46 funds
James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds
Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds
William A. Smith (61)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life(2/09- present);  Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

One registered investment company consisting of 46 funds
Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*  The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings [x] times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: and Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the auditor’s reports and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings [x] times.

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Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings [x] times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and Independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings [x] times.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Fund listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

	New York	USAA Fund
	Bond Fund	Complex Total
Interested Trustee
Christopher W. Claus	None	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000
Robert L. Mason, Ph.d	None	Over $100,000
Barbara B. Ostdiek, Ph. d	None	$50,001-$100,00
Michael F. Reimherr	None	Over $100,000
Richard A. Zucker	None	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ X	$ X
Robert L. Mason, Ph.d	$ X	$ X
Barbara B. Ostdiek, Ph.d	$ X	$ X
Michael F. Reimherr	$ X	$ X
Richard A. Zucker	$ X	$ X

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of April 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of April 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Fund. The following table identifies all persons who, as of April 30, 2010, held of record or owned beneficially 5% or more of the Fund’s shares.

Name and Address
Title of Class	of Beneficial Owner	Percent of Class
New York Bond Fund	The Bank of New York 300 Madison Avenue New York, NY	x.xx%

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New York Bond Fund	The Bank of New York of Mellon 300 Madison Avenue New York, NY	x.xx%

THE TRUST’S MANAGER

As described in the Prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $xx billion, of which approximately $xx billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Fund pay all other expenses incurred in their operations. Expenses for which the Fund is responsible include taxes (if any); brokerage commissions on portfolio trans actions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2010, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, management fees were as follows:

	2008	2009	2010
New York Bond Fund	$570,420	$574,999

The Fund’s management fee is based upon two components, a base fee and performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of the Fund. This base fee is allocated between the Fund based on the relative net assets of each. The base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the New York Bond Fund increases or decreases the base fee depending upon the performance of the Fund relative to its relevant index.

Computing the Performance Adjustment

For any month, the base fee of the Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the

35

performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for the Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1	Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

 Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)	Average annual performance over a 36-month period

(b)	In basis points

(c)	Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

The Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the New York Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process

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and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the New York Bond Fund and one-tenth of one percent (0.10%) of the average net assets. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
New York Bond Fund	$237,524	$250,082

In addition to the services provided under the Fund’s Administration and Servicing Agreement, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal years ended March 31, the Fund reimbursed the Manager for these compliance and legal services as follows:

	2008	2009	2010
New York Bond Fund	$3,008	$2,351

Code of Ethics

The Fund and the Manager has adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Fund. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Fund’s shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services with respect to the retail shares of the Funds. However, IMCO receives compensation as described below for providing such distribution services with respect to the Fund's Adviser Shares.

Distribution and Shareholder Services Plan

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.  The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or

37

indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

Other Compensation to Financial Intermediaries

In addition to the compensation paid by the Funds for the distribution and servicing of Adviser Shares described above, the Manager or its affiliates, from time to time may make additional payments to financial intermediaries for the sale and distribution of Adviser Shares of a Fund and for services to the Adviser Shares of a Fund and its shareholders. These non-plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts.  The payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. The payments described above are made from the Manager’s or its affiliates’ own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of adviser shares of a Fund. Pursuant to applicable NASD regulations, the details of certain of these payments, including the financial intermediary receiving such payments in connection with the sale and distribution of Fund shares, may be required to be disclosed. As of the date of this Statement of Additional Information, the following financial intermediaries are receiving such payments: [insert names]. The level of payments made to these financial intermediaries in any year will vary and normally will not exceed the sum of (a) ____% of such year’s Fund sales by that financial intermediary, and (b) ____% of the assets attributable to that financial intermediary invested in a Fund.

[Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates

38

also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.]

From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. The Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholders services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Fund’s portfolio manager is primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010.

New York Bond Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Regina G. Shafer	0*	$0	0	$0	0	$0

*  All three accounts managed by Ms. Shafer have advisory fees based on the performance of the account.

Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts of unregistered mutual funds.

Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust’s Board of Trustees

39

also routinely review and compare the performance of the Funds with the performance of the other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance  fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the New York Bond Fund can be offered for sale to New York residents only, as of the fiscal year ended March 31, 2010, the Fund’s portfolio managers did not beneficially own any securities of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Fund, the general policy of the Fund is to not disclose any portfolio holdings of the Fund, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■           Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Fund (e.g., auditors, attorneys, and Access Persons under the Fund’s Code of Ethics);

■           Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■           As disclosed in this SAI; and

■           As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

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The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to the Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, or Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

The Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of the Fund’s securities, and collecting interest on the Fund’s investments. The accounting agent is responsible for, among other things, calculating the Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1600 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Fund. In this capacity, the firm is responsible for the audits of the annual financial statements of the Fund and reporting thereon.

APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal

41

property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term Notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A. M. Best), represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba       Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B        Obligations rated B are considered speculative and are subject to high risk.

Caa    Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
 An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
 An obligation rated B is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CCAn obligation rated CC is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings  (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

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AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D             This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co, Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaaAssigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aaAssigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

aAssigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

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bb
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc,
cc, c           Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NP	Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•Leading market positions in well-established industries.

•High rates of return on funds employed.

•Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

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S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

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R-2 (high),
R-2 (middle),
R-2 (low)

Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)

Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: The Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

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xxxxx-0810

Part B

Statement of Additional Information for the
Virginia Bond Fund

Adviser Shares Class

Included herein

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

Virginia Bond Fund Adviser Shares

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of forty- six no-load mutual funds, one of which are described in this Statement of Additional Information (SAI): the Virginia Bond Fund. The Fund is classified as diversified and has a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Bond Fund offers two classes of shares, retail and adviser shares. The Trust has the ability to offer additional funds or classes of shares.  The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and

You may obtain a free copy of the prospectus dated August 1, 2010, by writing to USAA Mutual Funds Trust 9800 Fredericksburg Road, San Antonio, TX 78288, by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Fund. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Fund, and should be read in conjunction with the prospectus.

The financial statements of the Fund and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling the Trust at the above address or toll-free phone number.

Page
2	Valuation of Securities
2	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
4	Investment Plans
5	Investment Policies
12	Investment Restrictions
13	Special Risk Considerations
15	Portfolio Transactions
16	Fund History and Description of Shares
17	Certain Federal Income Tax Considerations
19	Virginia Tax Considerations
19	Trustees and Officers of the Trust
25	The Trust’s Manager
30	Portfolio Manager Disclosure
31	Portfolio Holdings Disclosure
32	General Information
32	Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of the Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of the Fund is equal to the current net asset value (NAV) per share. The NAV per share of the Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the Virginia Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Future contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

2

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in the Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Fund’s main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the USAA Short-Term Bond Fund and USAA Tax Exempt Short Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management, USAA College Savings Plan®, or USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪           Purchases and sales of the USAA Institutional shares by the USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

The USAA funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net

3

purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, financial intermediary or the USAA Funds reviews net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity for individual accounts to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for an identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy.

Because of the increased costs to review underlying trading information, the USAA family of funds will not enter into agreements with every financial intermediary. The USAA family of funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Fund. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic

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Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in the Fund’s prospectus describe the investment objective(s) and the investment policies applicable to the Fund. There can, of course, be no assurance that the Fund will achieve its investment objective(s). The Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund’s shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Fund. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Fund.

Temporary Defensive Policy

The Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal and Virginia state income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Virginia Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

Periodic Auction Reset Bonds

The Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt

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instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

The Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

The Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

The Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust’s Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades  and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

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Adjustable-Rate Securities

The Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

The Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

The Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

Zero Coupon Bonds

The Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

The Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

The Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. The Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Lending of Securities

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to

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maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

The Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The income from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued Securities

The Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation”

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lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

The Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, the Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund’s investment in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust’s custodian or

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 the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options on futures and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with

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respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security, which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Tax Exempt Liquidity Protected Preferred Shares

The Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (“LPP shares”) are generally designed to pay dividends that reset on or about every seven days in a remarketing process. Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period.  If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period.  LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date. If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different. The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date

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consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process. Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the Fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising. Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares.  In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds.  These securities are predominantly speculative because of the credit risk of their issuers.  While offering a greater potential opportunity  for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for the Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, the Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

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(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Virginia Bond Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of the Fund’s annual income will be excludable from gross income for federal income tax purposes and will also be exempt from Virginia state income taxes; and each Fund’s net assets will consist of Virginia tax-exempt securities.

SPECIAL RISK CONSIDERATIONS

A substantial portion of the Fund’s investments will consist of debt obligations issued to obtain funds for or on behalf of Virginia state and local governments and other public authorities (Virginia Issues). For this reason, the Fund are affected by political, economic, regulatory or other developments which constrain the taxing, revenue collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, repay principal, or any premium. The following information constitutes only a brief summary of some of such developments and does not purport to be a complete description.

Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

Virginia Issues may include debt obligations of the subdivisions of the Commonwealth issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the Commonwealth or its political subdivisions discussed herein may not be relevant to certain of the Virginia Issues.

(a) The Commonwealth as an Issuer. To the extent bonds of the Commonwealth are included in the Virginia Issues, certain limited information on the financial condition of the Commonwealth is provided. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. Based on audited financial statements of the Commonwealth for the fiscal year ended June 30, 2008, the General Fund balance (on a budgetary basis) amounted to $2.219 billion of which $1.127 billion was reserved. This General Fund balance represents an decrease of $74 million in fiscal year 2008, or an approximately 2.5% decrease of the General Fund balance in fiscal year ending June 30, 2007.

The Commonwealth’s total debt rose during fiscal year 2008 to $26.9 billion, an increase of $2.6 billion or 10.7 percent. During fiscal year 2008, the Commonwealth issued new debt in the amount of $503.3 billion for primary government and $3.4 billion for component units. At the end of fiscal year 2008, outstanding tax-supported debt of the Commonwealth was $7.85 billion.

As of July 1, 2009, the Commonwealth had a Standard & Poor’s rating of AAA, a Moody’s rating of Aaa, and a Fitch rating of AAA on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

(b) Bonds of Other Entities. General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity issuing such obligations, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal

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and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other “private activity bonds”
which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

Virginia municipal securities that are lease obligations are customarily subject to “non-appropriation” clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer’s ability to utilize property similar to that leased in the event that debt service is not appropriated.

Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivisions, limits the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Funds are not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

(c) Other Factors. Virginia municipal issuers are subject to Rule 15c2-12 of the SEC (the “Rule”) that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

With respect to Virginia Issues that are backed by a letter of credit issued by a foreign or domestic bank, the ultimate source of payment is the bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

When Virginia Issues are insured by a municipal bond insurer, there are certain risks which the bond insurance policy typically does not cover. For example, some insurance policies do not insure against loss resulting from: (1) a pre-payment premium; (2) an optional or mandatory redemption (other than sinking fund redemptions);  (3) an accelerated payment; (4) a payment of the purchase price of Virginia Issues upon tender thereof; and (5) a preference. Certain municipal bond insurers may not insure against nonpayment of principal of or interest on Virginia Issues resulting from the insolvency, negligence or any other act or omission of a paying agent for Virginia Issues. Also, the capitalization of the various municipal bond insurers is not uniform. If an insurer of Virginia Issues must make payments pursuant to its bond insurance policy, such payments could be limited by, among other things, such companies’ capitalization and insurance regulatory authorities.

The rights of the holders of the Virginia Issues and the enforceability of the Virginia Issues and the financing documents may be subject to (1) bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors’ rights, in effect now or after the date of the issuance of Virginia Issues, to the extent constitutionally applicable, (2) principles of equity, and (3) the exercise of judicial discretion.

There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Virginia Issues are subject to relative degrees of risk, including credit risk, market volatility, tax law change and fluctuation of the return of the investment of the Virginia Issues proceeds. Credit risk relates to the issuer’s, pledgor’s, contributor’s, grantor’s, credit enhancer’s and/or guarantor’s ability to make timely payments of principal and interest and any premium. Furthermore, in revenue bond financings, the bonds may be payable exclusively from moneys derived from the fees, rents and other charges collected from the bond-financed project. Payment of principal, interest and any premium on the bonds by the issuer of Virginia Issues which are revenue bonds may be adversely affected if the collection of fees, rents and charges from the project is diminished. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt securities market and other market factors. Also, each Fund will be affected by general changes in interest rates nationally which will result in increases or decreases in the value of the securities held by such Fund.

The ability of each Fund to achieve its investment objectives is dependent on the continuing ability of the issuers of Virginia Issues in which the Fund invests to meet their obligations for the payment of principal, interest and premium when due.

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PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transaction with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust. The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Fund’s transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

Fund	Transaction Amount	Underwriting Concessions
Virginia Bond	$xxx,xxx	$x,xxx

Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

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The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Fund’s portfolio turnover rates were as follows:

2009 . . . xx%	2010. . .x%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, one of which is described in this SAI. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Fund is series of the Trust and is diversified. The Trust began offering shares of the Funds in August 2006. The Fund formerly was a series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the Virginia Bond Fund in October 1990, and was reorganized into the Trust in August 2006. The Fund offers two classes of shares, identified as retail shares and Adviser Shares. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund.  Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

The Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of the Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Fund’s relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of the Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of

16

the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, the Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Funds

The Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code) (RIC). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

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Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of other investment companies that pay distributions other than exempt-interest dividends or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on  certain dividends applicable to individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if the paid during the following January.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt Virginia Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding

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at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

VIRGINIA TAX CONSIDERATIONS

As a regulated investment company, the Fund may distribute dividends (Virginia exempt-interest dividends) and capital gains (Virginia exempt-capital gains) that are exempt from the Virginia income tax to its shareholders if (1) at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is excluded from gross income for federal income tax purposes and (2) the Fund satisfies certain Virginia reporting requirements. The Funds intend to qualify and report under the above requirement so that they can distribute Virginia exempt-interest dividends and Virginia exempt-capital gains. If a Fund fails to so qualify or report, no part of its dividends or capital gains will be exempt from the Virginia income tax.

The portion of dividends constituting Virginia exempt-interest dividends is that portion derived from obligations of Virginia or its political subdivisions or instrumentalities or derived from obligations of the United States which pay interest excludable from Virginia taxable income under the laws of the United States. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands or Guam) will be exempt from the Virginia income tax.

Capital gains of distributions will be Virginia exempt-capital gains to the extent derived from long-term capital gains from the sale or exchange by the Funds of obligations of the Commonwealth, any political subdivision or instrumentality of the Commonwealth, or the United States.

To the extent any portion of the dividends distributed to the shareholders by the Funds is derived from taxable interest for Virginia purposes or, as a general rule, net short-term gains, such portion will be taxable to the shareholders as ordinary income. Capital gains distributions, except to the extent attributable to Virginia exempt-capital gains, generally will be taxable as long-term capital gains to shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Virginia income tax purposes.

The foregoing is only a summary of some of the important Virginia income tax considerations generally affecting the Funds and their shareholders, and does not address any Virginia taxes other than income taxes. No attempt is made to present a detailed explanation of the Virginia income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of Virginia taxes to the receipt of the Funds’ dividends and other distributions and as to their own Virginia tax situation.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Fund’s business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Fund’s investment performance as well as the quality of other services provided to the Fund and their shareholders by the of the Fund’s service providers, including IMCO and its affiliates.

 Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and

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the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Services Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual

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experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (64)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.

One registered investment company consisting of 46 funds
Robert L. Mason, Ph.D. (63)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

One registered investment company consisting of 46 funds
Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Management, Associate Professor of Finance Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment manage-ment, education, and research as well as over two years’ experience as a board member.

One registered investment company consisting of 46 funds

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Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (66)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds
*The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.
One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Dan McNamara (43)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds
R. Matthew Freund (46)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (02/10-present); Vice President, Fixed Income Investments, IMCO (2/08-2/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

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John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds
Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Secretary of FAI and FPS.

One registered investment company consisting of 46 funds
James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds
Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/ Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds
William A. Smith (61)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09- present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

One registered investment company consisting of 46 funds
Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

* The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Fund in the USAA family of funds. During the Fund’s most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings [x] times.

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Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings [x] times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings [x] times.

There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Fund listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

USAA Fund
	Florida Tax-	Complex
	Free Income Fund	Total
Interested Trustee
Christopher W. Claus	None	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000
Robert L. Mason, Ph.d	None	Over $100,000
Barbara B. Ostdiek, Ph. d	None	$50,001-$100,00
Michael F. Reimherr	None	Over $100,000
Richard A. Zucker	None	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ X	$ X
Robert L. Mason, Ph.d	$ X	$ X
Barbara B. Ostdiek, Ph.d	$ X	$ X
Michael F. Reimherr	$ X	$ X
Richard A. Zucker	$ X	$ X

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of April 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of April 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Fund. The Trust knows of no one person who, as of June 30, 2010, held of record or owned beneficially 5% or more of the Fund’s shares.

THE TRUST’S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

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In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $xx billion, of which approximately $xx billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for the Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for the Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Fund is responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for the Fund and will continue in effect from year to year thereafter for the Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO may modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, management fees were as follows:

	2008	2009	2010
Virginia Bond Fund	$ 1,718,832	$1,540,453	$x,xxx,xxx

The Virginia Bond Fund’s management fee is based upon two components, a base fee and performance adjustment. The base fee of the Funds is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets. This base fee is allocated between the Fund based on the relative net assets. This base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the Fund increases or decreases the base fee depending upon the performance of the Fund relative to its relevant index. The Fund’s performance will be measured relative to that of the Lipper Virginia Municipal Debt Fund Index.

Computing the Performance Adjustment

For any month, the base fee of the Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for the Virginia Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the following page:

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Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

 Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)  Average annual performance over a 36-month period
(b)  In basis points
(c)  Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

The Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the Virginia Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Fund. IMCO will generally assist in all aspects of the Fund’s operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

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For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the Virginia Bond Fund and one-tenth of one percent (0.10%) of the average net assets. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
Virginia Bond Fund	$ 815,772	$ 781,054	$ xxx,xxx

In addition to the services provided under the Fund’s Administration and Servicing Agreement, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the last three fiscal years ended March 31, 2010, the Fund reimbursed the Manager for these compliance and legal services as follows:

	2008	2009	2010
Virginia Bond Fund	$ 9,165	$7,408	$ xxx,xxx

Code of Ethics

The Fund and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Fund, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Fund. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Fund’s shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services with respect to the retail shares of the Funds. However, IMCO receives compensation as described below for providing such distribution services with respect to the Fund's’ Adviser Shares.

Distribution and Shareholder Services Plan

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 with respect to the Adviser Shares. The plan provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designates, for services rendered and expenses borne in connection with activities primarily intended to result in the sale or retention of Adviser Shares, including: compensation to broker-dealers, financial intermediaries and other entities to pay or reimburse them for their services or expenses in connection with the distribution of Adviser Shares; printing and mailing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.  The plan also provides that the Adviser Shares may compensate the Manager, or such other persons as the Funds or the Manager designate, for services rendered and expenses borne in connection with the servicing and maintenance of Adviser Share accounts, including: compensation to organizations and employees who service Adviser Share accounts, and expenses of such organizations, including overhead and communication expenses; responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of shares, performance, services, plans and options, investment policies, portfolio holdings, and distributions and taxation thereof; and responding to inquiries by and correspondence from shareholders. It is expected that most, if not all, payments under the plan will be made (either directly or indirectly through the Manager) to intermediaries other than the Manager, such as broker-dealers, banks, insurance companies, and retirement plan record keepers. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Adviser Share class, as well as for a wide variety of other purposes associated with supporting, distributing and servicing Adviser Shares.

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Under the plan, the Adviser Share class of each Fund pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets. The fee may be split among intermediaries based on the level of services provided. The amount of fees paid by an Adviser Share class during any year may be more or less than the cost of distribution and other services provided to that class and its shareholders. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan requires that the Manager provide, or cause to be provided, a quarterly written report identifying the amounts expended by the Adviser Shares and the purposes for which such expenditures were made to the Trustees for their review.

Prior to approving the plan, the Trustees considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each Fund, its Adviser Shares, and the shareholders of the Adviser Shares. Among other things, the Trustees noted that, to the extent the plan allows a Fund to sell Adviser Shares in markets to which it would not otherwise have access, the plan may result in additional sales of Fund shares, including to USAA members who do not hold mutual fund accounts directly with the Manager, and would enhance each Fund’s competitive position in relation to other funds that have implemented or are seeking to implement similar distribution arrangements. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to the Adviser Share class of each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Adviser Share class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such class and by the Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to any Fund’s Adviser Share class at any time by a vote of a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the plan or any Rule 12b-1 related agreements, or by a majority vote of the outstanding shares in that class.

Other Compensation to Financial Intermediaries

In addition to the compensation paid by the Funds for the distribution and servicing of Adviser Shares described above, the Manager or its affiliates, from time to time may make additional payments to financial intermediaries for the sale and distribution of Adviser Shares of a Fund and for services to the Adviser Shares of a Fund and its shareholders. These non-plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts.  The payments made by the Manager and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary involved, and may be different for different financial intermediaries. The payments described above are made from the Manager’s or its affiliates’ own assets pursuant to agreements with the financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of the Manager or its affiliates, to financial intermediaries in connection with the sale and distribution of adviser shares of a Fund. Pursuant to applicable NASD regulations, the details of certain of these payments, including the financial intermediary receiving such payments in connection with the sale and distribution of Fund shares, may be required to be disclosed. As of the date of this Statement of Additional Information, the following financial intermediaries are receiving such payments: [insert names]. The level of payments made to these financial intermediaries in any year will vary and normally will not exceed the sum of (a) ____% of such year’s Fund sales by that financial intermediary, and (b) ____% of the assets attributable to that financial intermediary invested in a Fund.

[Furthermore, the Manager or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, the Manager or its affiliates also may: (i) pay for the travel expenses, meals, lodging and entertainment of financial intermediary representatives and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to financial intermediaries and their salespersons.]

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From time to time, the Manager or its affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services at its or their own expense and out of its or their legitimate profits.

If investment advisers, distributors or affiliates of mutual funds pay compensation in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser for more information about the payments described above.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288,   performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. The Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

Virginia Bond Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts		Number of accounts	Total assets
John C. Bonnell	6*	$x,xxx,xxx,xxx	0	$0	0	$0

* Three of these accounts with total assets of $x,xxx,xxx,xxx have advisory fees based on the performance of the account.

Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts of unregistered mutual funds.

Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of the Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust's Board of Trustees also routinely review and compare the performance of the Funds with the performance of the other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure

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compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of the Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the Virginia Bond Fund can be offered for sale to Virginia residents only, as of the fiscal year ended March 31, 2010, the Fund’s portfolio managers did not beneficially own any securities of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Fund, the general policy of the Fund is to not disclose any portfolio holdings of the Fund, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) and Form N-Q (i.e., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include the Fund’s custodian, auditors, attorneys, investment adviser, administrator, and each of their respective affiliates and advisers.

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Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to the Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

The Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Fund have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of the Fund’s securities, and collecting interest on the Fund’s investments. The accounting agent is responsible for, among other things, calculating the Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1601 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Fund. In this capacity, the firm is responsible for the audits of the annual financial statements of the Trust and reporting thereon.

APPENDIX A — TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by the states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

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The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion) and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1. Long-Term Debt Ratings:

Moody’s Investors Services (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba       Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B        Obligations rated B are considered speculative and are subject to high risk.

Caa    Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services  Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
 An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
 An obligation rated B is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC    An obligation rated CC is currently highly vulnerable to nonpayment.

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C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Ltd (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. "DD" indicates potential recoveries in the range of 50%-90%.

D	Default. "D" indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the

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performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D             This category indicates bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co, Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa    Assigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa    Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a    Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

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ccc, cc, c           Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest, or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NP                   Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•Leading market positions in well-established industries.

•High rates of return on funds employed.

•Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

36

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
 Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Commercial Paper, Crtificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability, which are both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low)

Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

37

R-3 (high), R-3 (middle), R-3 (low)

Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: The Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
 Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

xxxxx-0810

38

USAA MUTUAL FUNDS TRUST

PART C.OTHER INFORMATION

Item 23.Exhibits

a	(i)	USAA Mutual Funds Trust First Amended and Restated Master Trust Agreement dated April 20, 2006 (12)
	(ii)	USAA Mutual Funds Trust Second Amended and Restated Master Trust Agreement dated June 27, 2006 (15)

b		First Amended and Restated By-Laws, dated April 20, 2006 (12)

c		None other than provisions contained in Exhibits (a)(i), (a)(ii), and (b) above

d	(i)	Advisory Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(ii)	Management Agreement for the Extended Market Index Fund dated August 1, 2006 (15)
	(iii)	Advisory Agreement for the Nasdaq-100 Index Fund dated August 1, 2006 (15)
	(iv)	Management Agreement for the S&P 500 Index Fund dated August 1, 2006 (15)
	(v)	Advisory Agreement dated August 1, 2006 with respect to all other funds (15)
	(vi)	Investment Subadvisory Agreement between IMCO and BHMS dated August 1, 2006 (15)
	(vii)	Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006 (15)
	(viii)	Investment Subadvisory Agreement between IMCO and The Boston Company dated August 1, 2006 (15)
	(ix)	Investment Subadvisory Agreement between IMCO and GMO dated August 1, 2006 (15)
	(x)	Investment Subadvisory Agreement between IMCO and Loomis Sayles dated August 1, 2006 (15)
	(xi)	Investment Subadvisory Agreement between IMCO and Marsico dated August 1, 2006 (15)
	(xii)	Investment Subadvisory Agreement between IMCO and MFS dated August 1, 2006 (15)
	(xiii)	Investment Subadvisory Agreement between IMCO and NTI dated August 1, 2006 (15)
	(xiv)	Investment Subadvisory Agreement between IMCO and OFI Institutional dated August 1, 2006 (15)
	(xv)	Investment Subadvisory Agreement between IMCO and Wellington Management dated August 1, 2006 (15)
	(xvi)	Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC dated October 2, 2006 (16)
	(xvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006. (15)
	(xviii)	Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. dated October 2, 2006 (16)
	(xix)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Batterymarch dated October 2, 2006 (16)
	(xx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (18)
	(xxi)	Investment Subadvisory Agreement between IMCO and Quantitative Management Associates dated July 9, 2007 (19)
	(xxii)	Investment Subadvisory Agreement between IMCO and UBS Global Asset Management dated July 9, 2007 (19)

	(xxiii)	Investment Subadvisory Agreement between IMCO and The Renaissance Group, LLC dated December 3, 2007 (22)
	(xxiv)	Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC dated October 1, 2007 (22)
	(xxv)	Letter Agreement to Advisory Agreement adding Global Opportunities Fund (31)
	(xxvi)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (31)
	(xxvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Quantitative Management (31)
	(xxviii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC (31)
	(xxix)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and The Boston Company (31)
	(xxx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC (31)
	(xxxi)	Letter Agreement to Advisory Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(xxxii)	Letter Agreement to Advisory Agreement adding Managed Allocation Fund (41)
	(xxxiii)	Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (40)

e	(i)	Amended and Restrated Underwriting Agreement dated April 30, 2010 (filed herewith)

f		Not Applicable

g	(i)	Amended and Restated Custodian Agreement dated July 31, 2006 with Fee Schedule dated November 28, 2006 (16)
	(ii)	Form of Custodian Agreement for Extended Market Index Fund (12)
	(iii)	Custodian Agreement for S&P 500 Index Fund dated July 31, 2006 (17)
	(iv)	Subcustodian Agreement dated March 24, 1994 (2)
	(v)	Fee Schedule dated January 1, 2010 (42)
	(vi)	Letter Agreement to the Amended and Restated Custodian Agreement adding Global Opportunities Fund (31)
(vii)
Amendment No. 1 to Amended and Restated Custodian Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (26)

	(viii)	Letter Agreement to the Amended and Restated Custodian Agreement adding Managed Allocation Fund (41)

h	(i)	Transfer Agency Agreement dated November 13, 2002 (8)
	(ii)	Letter Agreement to Transfer Agency Agreement dated August 1, 2006 adding 37 funds (15)
	(iii)	Administration and Servicing Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(iv)	Letter Agreement dated August 1, 2006, to the Administration and Servicing Agreement for 37 Funds (15)
	(v)	Letter Agreement dated May 10, 1994 adding Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund (1)
	(vi)	Master Revolving Credit Facility Agreement with USAA Capital Corporation dated September 25, 2009 (41)
	(vii)	Agreement and Plan of Conversion and Termination with respect to USAA Mutual Fund, Inc. (15)
	(viii)	Agreement and Plan of Conversion and Termination with respect to USAA Investment Trust (15)
	(ix)	Agreement and Plan of Conversion and Termination with respect to USAA Tax Exempt Fund, Inc. (15)
(x)
Amended and Restated Master-Feeder Participation Agreement Among USAA Mutual Funds Trust, BlackRock Advisors, LLC, USAA Investment Management Company, and BlackRock Distributors, Inc. Dated as of October 1, 2006 (23)

	(xi)	Amended and Restated Subadministration Agreement dated October 1, 2006 (23)
	(xii)	Letter Agreement to the Transfer Agency Agreement adding Global Opportunities Fund (31)
	(xiii)	Letter Agreement to the Administration and Servicing Agreement adding Global Opportunities Fund (31)
(xiv)
Letter Agreement to the Transfer Agency Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

(xv)
Letter Agreement to the Administration and Servicing Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

	(xvi)	Letter Agreement to the Transfer Agency Agreement adding Managed Allocation Fund (41)
	(xvii)	Letter Agreement to the Administration and Servicing Agreement adding Managed Allocation Fund (41)
	(xviii)	Amendment to the Transfer Agency Agreement dated April 30, 2010 (filed herewith)

i	(i)
Opinion and Consent of Counsel with respect to Cornerstone Strategy, Balanced Strategy, Growth and Tax Strategy, Emerging Markets, Emerging Markets Institutional Shares, International, International Institutional Shares, Precious Metals and Minerals, Precious Metals and Minerals Institutional Shares, and World Growth Funds, and GNMA and Treasury Money Market Trusts (36)

(ii)
Opinion and Consent of Counsel with respect to Aggressive Growth Fund shares, Aggressive Growth Fund institutional shares, Growth Fund shares, Growth Fund institutional shares, Growth & Income Fund, Income Fund shares, Income Fund institutional shares, Income Stock Fund shares, Income Stock Fund institutional shares, Short-Term Bond Fund shares,  Short-Term Bond Fund institutional shares, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund shares, Small Cap Stock Fund institutional shares, Intermediate-Term Bond Fund shares, Intermediate-Term Bond Fund institutional shares, High-Yield Opportunities Fund shares, High-Yield Opportunities Fund institutional shares, Capital Growth Fund, Value Fund shares, and Value Fund institutional shares (39)

(iii)
Opinion and Consent of Counsel with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member shares and Reward shares), Nasdaq-100 Index, Global Opportunities, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (42)

(iv)
Opinion and Consent of Counsel with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (34)

	(v)	Opinion and Consent of Counsel with respect to the Managed Allocation Fund (40)

j	(i)
Consent of Independent Registered Public Accounting Firm with respect to Cornerstone Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Emerging Markets Fund shares, Emerging Markets institutional shares, International Fund shares, International Fund institutional shares, Precious Metals and Minerals Fund shares, Precious Metals and Minerals Fund institutional shares, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (36)

(ii)
Consent of Independent Registered Public Accounting Firm with respect to Aggressive Growth Fund shares, Aggressive Growth Fund institutional shares, Growth Fund shares, Growth Fund institutional shares, Growth & Income Fund, Income Fund shares, Income Fund institutional shares, Income Stock Fund shares, Income Stock Fund institutional shares, Short-Term Bond Fund shares,  Short-Term Bond Fund institutional shares, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund shares, Small Cap Stock Fund institutional shares, Intermediate-Term Bond Fund shares, Intermediate-Term Bond Fund institutional shares, High-Yield Opportunities Fund shares, High-Yield Opportunities Fund institutional shares, Capital Growth Fund, Value Fund shares, and Value Fund institutional shares (39)

(iii)
Consent of Independent Registered Public Accounting Firm with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member shares and Reward shares), Nasdaq-100 Index, Global Opportunities, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (42)

(iv)
Consent of Independent Registered Public Accounting Firm with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (34)

k		Omitted Financial Statements - Not Applicable

l		Subscriptions and Investment Letters
	(i)	Florida Bond Fund and Florida Money Market Fund dated June 25, 1993 (1)
	(ii)	Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund dated May 3, 1994 (1)
	(iii)	Subscription and Investment Letter for Global Opportunities Fund (31)
	(iv)	Subscription and Investment Letter for Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(v)	Subscription and Investment Letter for Managed Allocation Fund (41)

m		12b-1 Plans - (filed herewith)

n		18f-3 Plans
	(i)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (S&P 500 Index Fund) (33)
	(ii)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (filed herewith)

o		Reserved

p		Code of Ethics
	(i)	USAA Investment Management Company dated October 1, 2009 (38)
	(ii)	Northern Trust Investments dated February 1, 2005 (14)
	(iii)	BlackRock, Inc. dated September 30, 2006 (16)
	(iv)	Batterymarch Financial Management, Inc. dated February 1, 2005 (14)
	(v)	Marsico Capital Management, LLC dated September 1, 2008 (31)
	(vi)	Wellington Management Company, LLP dated October 1, 2008 (32)
	(vii)	Loomis, Sayles & Company, L.P. dated June 1, 2006 (15)
	(viii)	Grantham, Mayo, Van Otterloo & Co., LLC dated October 26, 2005 (15)
	(ix)	Barrow, Hanley, Mewhinney & Strauss, Inc. dated January 3, 2006 (24)
	(x)	The Boston Company Asset Management LLC dated November 2006 (17)
	(xi)	MFS Investment Management dated January 1, 2007 (17)
	(xii)	Credit Suisse Asset Management, LLC dated April 2006 (15)
	(xiii)	Deutsche Investment Management Americas Inc. dated August 11, 2006 (20)
	(xiv)	Quantitative Management Associates January 9, 2007 (19)
	(xv)	UBS Global Asset Management June 11, 2007(19)
	(xvi)	Renaissance Investment Management July 2007 (22)
	(xvii)	Epoch Investment Partners, Inc. December 4, 2009 (40)

q		Powers of Attorney
	(a)	Powers of Attorney for Christopher W. Claus, Michael Reimherr, Richard A. Zucker, Barbara B. Dreeben, Robert L. Mason, Barbara Ostdiek, and Roberto Galindo, Jr. dated May 25, 2010 (filed herewith)

(1)	Previously filed with Post-Effective Amendment No. 4 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1995).
(2)	Previously filed with Post-Effective Amendment No. 5 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1996).
(3)	Previously filed with Post-Effective Amendment No. 6 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 1997).
(4)	Previously filed with Post-Effective Amendment No. 8 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 1999).
(5)	Previously filed with Post-Effective Amendment No. 9 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2000).
(6)	Previously filed with Post-Effective Amendment No. 10 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 22, 2001).
(7)	Previously filed with Post-Effective Amendment No. 11 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2002).
(8)	Previously filed with Post-Effective Amendment No. 12 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2003).
(9)	Previously filed with Post-Effective Amendment No. 13 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2004).
(10)	Previously filed with Post-Effective Amendment No. 15 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2005).
(11)	Previously filed with Post-Effective Amendment No. 16 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2005).
(12)	Previously filed with Post-Effective Amendment No. 18 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 16, 2006).
(13)	Previously filed with Post-Effective Amendment No. 19 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2006).
(14)	Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2006).
(15)	Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 29, 2006).
(16)	Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2006).
(17)	Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 1, 2007).
(18)	Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 26, 2007).
(19)	Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 26, 2007).
(20)	Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2007).
(21)	Previously filed with Post-effective Amendment No. 28 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2007).
(22)	Previously filed with Post-effective Amendment No. 29 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2007).
(23)	Previously filed with Post-effective Amendment No. 30 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 29, 2008).
(24)	Previously filed with Post-effective Amendment No. 31 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 28, 2008).
(25)	Previously filed with Post-effective Amendment No. 32 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(26)	Previously filed with Post-effective Amendment No. 33 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(27)	Previously filed with Post-effective Amendment No. 34 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 30, 2008).
(28)	Previously filed with Post-effective Amendment No. 35 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2008).
(29)	Previously filed with Post-effective Amendment No. 37 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(30)	Previously filed with Post-effective Amendment No. 38 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(31)	Previously filed with Post-effective Amendment No. 40 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2008).
(32)	Previously filed with Post-effective Amendment No. 41 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2008).
(33)	Previously filed with Post-effective Amendment No. 42 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2009).
(34)	Previously filed with Post-effective Amendment No. 44 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2009).
(35)	Previously filed with Post-effective Amendment No. 45 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2009).
(36)	Previously filed with Post-effective Amendment No. 46 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2009).
(37)	Previously filed with Post-effective Amendment No. 47 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2009).
(38)	Previously filed with Post-effective Amendment No. 48 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 17, 2009).
(39)	Previously filed with Post-effective Amendment No. 49 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 25, 2009).
(40)	Previously filed with Post-effective Amendment No. 50 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on January 29, 2010).
(41)	Previously filed with Post-effective Amendment No. 51 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 26, 2010).
(42)	Previously filed with Post-effective Amendment No. 52 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 30, 2010).

Item 24.	Persons Controlled by or Under Common Control with the Fund

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned “Trustees and Officers of the Trust” in the Statement of Additional Information.

Item 25.    Indemnification

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

(a)
The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

(b)
Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant’s Agreement and Declaration of Trust, each of its Trustees and officers or any person serving at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Fund of the Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion.  Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.Business and Other Connections of the Investment Adviser

Information pertaining to business and other connections of the Registrant’s investment adviser is hereby incorporated by reference to the section of the Prospectus captioned “Fund Management” and to the section of the Statement of Additional Information captioned “Trustees and Officers of the Trust.”

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a)
Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Growth & Income, Science & Technology Fund, and Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management’s current Form ADV as amended and filed with the SEC.

(b)
Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles’ current Form ADV as amended and filed with the SEC.

(c)
Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 40 Rowes Wharf, Boston, Massachusetts 02110 serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of GMO is incorporated herein by reference to GMO’s current Form ADV as amended and filed with the SEC.

(d)
Marsico Capital Management, LLC (Marsico), located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, serves as a subadviser to the Aggressive Growth Fund. The information required by this Item 26 with respect to each director and officer of Marsico is incorporated herein by reference to Marsico’s current Form ADV as amended and filed with the SEC.

(e)
Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, serves as a subadviser to the Growth & Income Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS’ current Form ADV as amended and filed with the SEC.

(f)
Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch’s current Form ADV as amended and filed with the SEC.

(g)
Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI’s current Form ADV as amended and filed with the SEC.

(h)
The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Emerging Markets Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(i)
MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the International Fund and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(j)
Credit Suisse Asset Management, LLC (Credit Suisse), located at Eleven Madison Avenue, New York, New York 10010, serves as a subadviser to the Cornerstone Strategy Fund, First Start Growth Fund, and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of Credit Suisse is incorporated herein by reference to Credit Suisse’s current Form ADV as amended and filed with the SEC.

(k)
Deutsche Investment Management Americas Inc. (DIMA), located at 345 Park Avenue, New York, New York 10154, serves as subadvisor to the Balanced Strategy Fund, Total Return Strategy Fund, and Global Opportunities Fund.  The information required by this Item 26 with respect to each director and officer of DIMA is incorporated herein by reference to DIMA’s current Form ADV as amended and filed with the SEC.

(l)
Quantitative Management Associates (QMA), located at 466 Lexington Avenue, New York, New York 10017, serves as subadvisor to the Cornerstone Strategy Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of QMA is incorporated herein by reference to QMA’s current Form ADV as amended and filed with the SEC.

(m)
UBS Global Asset Management (UBS), located at One North Wacker Drive, Chicago, Illinois 60614, serves as subadvisor to the Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of UBS is incorporated herein by reference to UBS’s current Form ADV as amended and filed with the SEC.

(n)
Credit Suisse Securities, (USA) LLC (CSSU ), located at Eleven Madison Avenue, New York, New York 10010, serves as a subadviser to the Balanced Strategy Fund, Cornerstone Strategy Fund, Total Strategy Fund, First Start Growth Fund, and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of CSSU is incorporated herein by reference to CSSU current Form ADV as amended and filed with the SEC.

(o)
The Renaissance Group, LLC (Renaissance), located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Renaissance is incorporated herein by reference to Renaissance’s current Form ADV as amended and filed with the SEC.

(p)
Epoch Investment Partners, Inc. located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of Epoch is incorporated herein by reference to Epoch’s current Form ADV as amended and filed with the SEC.

Item 27.            Principal Underwriters

(a)
USAA Investment Management Company (the “Adviser”) acts as principal underwriter and distributor of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting services.

(b)	Following is information concerning directors and executive officers of USAA Investment Management Company.

Name and Principal Business Address	Position and Offices with Underwriter	Position and Offices with Fund
Christopher W. Claus 9800 Fredericksburg Road San Antonio, TX 78288	Chairman of the Board of Directors	President, Trustee and Vice Chairman of the Board of Trustees
Daniel S. McNamara 9800 Fredericksburg Road San Antonio, TX 78288	President and Director	Vice President
Kristi A. Matus 9800 Fredericksburg Road San Antonio, TX 78288	Director	None
R. Matthew Freund 9800 Fredericksburg Road San Antonio, TX 78288	Senior Vice President, Investment Portfolio Management	Vice President
Christopher P. Laia 9800 Fredericksburg Road San Antonio, TX 78288	Vice President, Secretary and Counsel	Secretary
Roberto Galindo, Jr. 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President Mutual Fund Financial Administration	Treasurer
Jeffrey D. Hill 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President Compliance Mutual Funds	Chief Compliance Officer
(c)	Not Applicable

Item 28.Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Investment Management Company 9800 Fredericksburg Road San Antonio, Texas 78288	Northern Trust Investments, N.A. 50 S. LaSalle Street Chicago, Illinois 60603

USAA Shareholder Account Services 9800 Fredericksburg Road San Antonio, Texas 78288	Chase Manhattan Bank 4 Chase MetroTech 18th Floor Brooklyn, New York 11245

State Street Bank and Trust Company 1776 Heritage Drive North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Growth & Income Fund, Science & Technology Fund, and Small Cap Stock Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Growth Fund and Growth & Income Fund)

Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf
Boston, Massachusetts 02110
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Marsico Capital Management, LLC
1200 17th Street
Suite 1600
Denver, Colorado 80202
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser with respect to the Growth & Income Fund and Value Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund)

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60603
(records relating to its functions as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund)

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund and Global Opportunities Fund)

MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the International Fund and World Growth Fund)

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, First Start Growth Fund, and Global Opportunities Fund)

Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, New York 10154
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund, Total Return Strategy Fund, and Global Opportunities Fund)

Quantitative Management Associates
Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund and Global Opportunities Fund)

UBS Global Asset Management
One North Wacker Drive
Chicago, Illinois 60614
(records relating to its functions as a subadviser with respect to the Growth & Income Fund)

Credit Suisse Securities, (USA) LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund, Cornerstone Strategy Fund, Total Strategy Fund,  First Start Growth Fund, and Global Opportunities Fund)

The Renaissance Group, LLC
625 Eden Park Drive, Suite 1200
Cincinnati, Ohio 45202
(records relating to its functions as a subadviser with respect to the Growth Fund)

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Item 29.Management Services

Not Applicable.

Item 30.Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 28th day of May, 2010.

USAA MUTUAL FUNDS TRUST

             /S/ DANIEL S. MCNAMARA
              Daniel S. McNamara
Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)
* Richard A. Zucker	Chairman of the Board of Trustees
/S/ CHRISTOPHER W. CLAUS Christopher W. Claus	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)
/S/ ROBERTO GALINDO, JR. Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)
* Barbara B. Dreeben	Trustee
* Robert L. Mason	Trustee
* Barbara B. Ostdiek	Trustee
* Michael F. Reimherr	Trustee

By :_/S/ CHRISTOPHER P. LAIA
Christopher P. Laia, under the Powers of Attorney dated May 25, 2010, which are incorporated herein and filed under Post Effective Amendment No. 53 with the Securities and Exchange Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit	Item	Page No.

e	(i)	Amended and Restrated Underwriting Agreement dated April 30, 2010	639
h	(xviii)	Amendment to the Transfer Agency Agreement dated April 30, 2010	648
m		12b-1 Plans	653
n	(ii)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust	659
q	(a)	Powers of Attorney for Christopher W. Claus, Michael Reimherr, Richard A. Zucker, Barbara B. Dreeben, Robert L. Mason, Barbara Ostdiek, and Roberto Galindo, Jr. dated May 25, 2010	665